UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 through April 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan International Equity Funds

April 30, 2019 (Unaudited)

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Research Enhanced Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Hedged Equity Fund

JPMorgan International Research Enhanced Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.

You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

June 18, 2019 (Unaudited)

Dear Shareholders,

Global economic growth slowed in late 2018 and early 2019 amid trade tensions, political uncertainty in parts of Europe and the inherent challenges of a late-cycle economic expansion. While financial markets slumped in late 2018, equity and bond prices rebounded and broadly provided positive returns for the six months ended April 30, 2019.

“While global economic growth is expected to slow this year, leading central banks have indicated they will consider more accommodative actions to support continued economic growth, which should also bolster financial markets.” — George C.W. Gatch

Leading central banks reacted to flagging economic growth by adopting more accommodative policies, which helped to generally control global interest rates and bolstered global financial markets.

In the U.S., gross domestic product (GDP) rose by a better-than-expected rate of 3.1% in the first quarter of 2019 amid a temporary boost from an inventory buildup and net exports. Corporate profit growth slowed from record levels in 2018, but overall remained stronger than expected for the first quarter of 2019. Unemployment remained near 50-year lows and inflation held below 2% throughout the six month reporting period. Notably, a 35-day partial shutdown of the U.S. government that ended in late January 2019 added to investor uncertainty but appeared to have limited immediate impact on the U.S. economy.

Elsewhere, slowing growth in China and global trade tensions appeared to curb manufacturing growth in Europe, Taiwan, South Korea and other economies heavily dependent on manufacturing for export. Though Chinese authorities enacted a package of tax cuts, infrastructure spending and credit expansion to bolster growth in early 2019, trade negotiations between the U.S. and China failed to fully address reciprocal tariffs.

In the European Union (EU), consumer and business sentiment weakened during the reporting period and auto manufacturing, particularly in Germany, declined. The inability of the U.K. government to agree on the final terms of Britain’s planned exit from the EU further added to investor uncertainty. First quarter 2019 GDP in the 19-nation euro area rose by 1.2%. However, euro area unemployment continued to decline during the reporting period and by the end of April 2019 had fallen to 7.6%, its lowest level since August 2008.

Emerging markets generally benefitted from lower interest rates, a decline in the relative value of the U.S. dollar and China’s efforts to bolster economic growth in 2019. Overall, emerging markets equity and bonds broadly outperformed financial markets in developed markets during the reporting period. The MSCI Emerging Markets Index returned 13.9% and the Bloomberg Barclays Emerging Markets Aggregate Index returned 7.13% for the six months ended April 30, 2019.

Subsequent to the end of the reporting period, the Organization for Economic Cooperation and Development (OECD) reduced its estimate for 2019 global GDP growth to 3.2% and its estimate for GDP growth in the world’s 20 largest economies to 3.4%. “The global economy was expanding in sync less than two years ago, but challenges to existing trade relationships and the multilateral rules-based trade system have now derailed global growth by raising uncertainty that is depressing investment and trade,” the OECD said in its May 2019 economic outlook.

While global economic growth is expected to slow this year, leading central banks have indicated they will consider more accommodative actions to support continued economic growth, which should also bolster financial markets.

Investors who remain fully invested in a diversified portfolio can, we believe, continue to benefit over time from market opportunities in a growing global economy. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	1

J.P. Morgan International Equity Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

Global equity prices generally declined in the final months of 2018 only to rebound in the first months of 2019, pushing leading U.S. equity indexes to record highs in the final week of April. While U.S. equity markets outperformed other leading developed equity markets, the largest returns for the six month reporting period came from emerging markets equity and emerging markets debt.

Investor expectations of rising U.S. interest rates, signs of slowing economic growth in both China and the Eurozone and unresolved U.S.-China trade tensions combined to drive market volatility higher and equity prices lower in late 2018. The global sell-off became particularly acute in December 2018. In the U.S., the S&P 500 Index returned -9.18% for the month, its worst single-month performance since February 2009 and its worst December performance since 1931.

In Europe, a sharp decline in manufacturing exports as well as political uncertainty in Italy and France led to weakening business sentiment. In the U.K., Prime Minister Theresa May’s inability to win Parliament’s approval for a plan to exit the European Union served to further erode business and investor confidence.

However, by the end of December 2018, the U.S. Federal Reserve had moved to a neutral policy stance and the European Central Bank — while ending its quantitative easing program in the face of broad-based wage growth — reiterated its intention to hold interest rates at current levels through the end of 2019. The Bank of England also held U.K. interest rates steady.

Global equity and bond markets began to stabilize in January 2019 and asset prices generally advanced over the next three months as signs of inflationary pressure receded and corporate earnings showed surprising strength. Notably, the global oil prices fell in December 2018 to $42 per barrel of West Texas Intermediate crude and then rose to $63 per barrel by the end of April 2019.

Among equity markets, the MSCI Emerging Markets Index returned 13.90%, the MSCI EAFE Index returned 7.73% and the S&P 500 Index returned 9.76% for the six months ended April 30, 2019.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

Reporting Period Return:
Fund (Class I Shares)*	10.24%
MSCI Emerging Markets Index (net of foreign withholding taxes)	13.76%

Net Assets as of 4/30/2019 (In Thousands)	$1,409,567

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Economies Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

The Fund’s security selection and overweight position in the materials sector and its security selection in the consumer staples sector were leading detractors from performance relative to the Benchmark. The Fund’s security selection in the financials sector and its underweight position in the health care sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Naspers Ltd. and its overweight positions in Catcher Technology Co. and President Chain Store Corp. Shares of Naspers, a South African media and e-commerce company not held by the Fund, rose after the company forecast strong earnings growth for its fiscal first half ended September 30, 2018. Shares of Catcher Technology, a Taiwan computer and electronic parts manufacturer, fell after the company reported lower-than-expected sales for December 2018 and forecast weak demand for 2019. Shares of President Chain Store, a Taiwan convenience store operator, fell amid investor concerns about competition from a partnership between Starbucks Corp. and Alibaba Group Holding Ltd.

Leading individual contributors to relative performance included the Fund’s underweight positions in Taiwan

Semiconductor Manufacturing Co. and Itau Unibanco Holding SA, and its overweight position in Grupo Financiero Banorte SAB. Shares of Taiwan Semiconductor Manufacturing, a maker of integrated circuits and wafer semiconductor devices, fell in the early part of the reporting period amid a slowdown in global demand for semiconductors. Shares of Itau Unibanco Holding, a Brazilian financial services company, underperformed its sector peers amid continued investor concerns over increased competition in the credit card market. Shares of Grupo Financiero Banorte, a Mexican banking company, rose after the company reported strong earnings growth for the first quarter of 2019.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used a combination of top-down and bottom-up research, seeking what they believed to be attractively priced countries, sectors and securities with positive catalysts. As a result of this process, the Fund’s largest overweight country positions relative to the Benchmark during the six months ended April 30, 2019, were in Russia and China and its largest underweight country positions were in India and South Africa. From a sector perspective, the Fund’s largest overweight allocations relative to the Benchmark were in the financials and materials sectors, while its largest underweight allocations were to the consumer discretionary and communication services sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	3

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Tencent Holdings Ltd. (China)	5.9%
2.	Alibaba Group Holding Ltd., ADR (China)	5.1
3.	Samsung Electronics Co. Ltd. (South Korea)	4.0
4.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3.4
5.	China Construction Bank Corp., Class H (China)	2.4
6.	Industrial & Commercial Bank of China Ltd., Class H (China)	2.1
7.	LUKOIL PJSC, ADR (Russia)	1.6
8.	China Merchants Bank Co. Ltd., Class H (China)	1.5
9.	Housing Development Finance Corp. Ltd. (India)	1.5
10.	Grupo Financiero Banorte SAB de CV, Class O (Mexico)	1.4

PORTFOLIO COMPOSITION BY COUNTRY***
China	34.3%
South Korea	15.9
Taiwan	12.8
Russia	7.2
India	6.4
Brazil	6.3
Mexico	4.0
Thailand	3.3
South Africa	2.2
Hungary	1.9
Turkey	1.4
Indonesia	1.0
Others (each less than 1.0%)	2.1
Short-Term Investments	1.2

***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2008
With Sales Charge**		4.36%	(15.04)%	0.52%	6.54%
Without Sales Charge		10.13	(10.35)	1.60	7.12
CLASS C SHARES	February 28, 2008
With CDSC***		8.89	(11.76)	1.11	6.59
Without CDSC		9.89	(10.76)	1.11	6.59
CLASS I SHARES	February 28, 2008	10.24	(10.15)	1.86	7.38
CLASS R5 SHARES	February 28, 2008	10.35	(10.02)	2.02	7.58
CLASS R6 SHARES	September 1, 2015	10.34	(9.95)	2.08	7.61

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/09 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Emerging Economies Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	5

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

Reporting Period Return:
Fund (Class L Shares)*	23.43%
MSCI Emerging Markets Index (net of foreign withholding taxes)	13.76%

Net Assets as of 4/30/2019 (In Thousands)	$5,962,263

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s security selection in the financials sector and its security selection and overweight position in the consumer discretionary sector were leading contributors to performance relative to the Benchmark. The Fund’s lack of holdings in the real estate sector and its underweight position in the communication services sector were leading detractors from relative performance.

By country, the Fund’s security selection and overweight positions in China and India were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in South Africa and lack of holdings in the Philippines were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in AIA Group Ltd., MercadoLibre Inc. and HDFC Bank Ltd. Shares of AIA Group, a Hong Kong life insurer not held in the Benchmark, rose after the company reported better-than-expected results for 2018. Shares of MercadoLibre, an Argentinian provider of e-commerce and related services, rose after the company reported better-than-expected revenue for the fourth quarter of 2018. Shares of HDFC Bank, an Indian banking and financial services company, rose after the company reported record high earnings for the fourth quarter of 2018.

Leading individual detractors from relative performance included the Fund’s underweight position in Naspers Ltd. and its overweight positions in President Chain Store Corp. and

Kroton Educacional SA. Shares of Naspers, a South African media and e-commerce company that was not held by the Fund, rose after the company forecast strong earnings growth for its fiscal first half ended September 30, 2018. Shares of President Chain Store, a Taiwan convenience store operator, fell amid investor concerns about competition from a partnership between Starbucks Corp. and Alibaba Group Holding Ltd. Shares of Kroton Educacional, a Brazilian educational services provider, fell after the company reported lower-than-expected revenue and a decline in student enrollments.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth.

As a result of this process, the Fund’s largest sector overweight positions relative to the Benchmark were in the financials, consumer discretionary and consumer staples sectors and its largest relative underweight positions were in the energy, materials and communication services sectors. The Fund’s largest country overweight positions relative to the Benchmark were in India, China and Argentina and its largest relative underweight positions were in South Korea, Taiwan and Thailand.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Tencent Holdings Ltd. (China)	5.9%
2.	Alibaba Group Holding Ltd., ADR (China)	5.8
3.	AIA Group Ltd. (Hong Kong)	5.3
4.	Ping An Insurance Group Co. of China Ltd., Class H (China)	4.8
5.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4.7
6.	Housing Development Finance Corp. Ltd. (India)	4.3
7.	Samsung Electronics Co. Ltd. (South Korea)	3.8
8.	Sberbank of Russia PJSC (Russia)	3.2
9.	HDFC Bank Ltd. (India)	2.5
10.	Grupo Financiero Banorte SAB de CV, Class O (Mexico)	2.0

PORTFOLIO COMPOSITION BY COUNTRY***
China	30.2%
India	16.6
Hong Kong	7.1
Brazil	6.9
Taiwan	6.5
South Korea	5.2
South Africa	4.1
Mexico	3.8
Russia	3.2
United States	2.4
Indonesia	2.3
Argentina	1.7
Macau	1.4
Peru	1.2
Portugal	1.2
Hungary	1.1
Others (each less than 1.0%)	2.8
Short-Term Investments	2.3

***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	7

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		16.72%	(1.78)%	4.53%	7.62%
Without Sales Charge		23.19	3.66	5.66	8.20
CLASS C SHARES	February 28, 2006
With CDSC***		21.91	2.20	5.14	7.67
Without CDSC		22.91	3.20	5.14	7.67
CLASS I SHARES	September 10, 2001	23.33	3.94	5.93	8.48
CLASS L SHARES	November 15, 1993	23.43	4.04	6.07	8.64
CLASS R2 SHARES	July 31, 2017	22.99	3.39	5.48	8.11
CLASS R3 SHARES	July 31, 2017	23.16	3.64	5.65	8.20
CLASS R4 SHARES	July 31, 2017	23.29	3.89	5.91	8.47
CLASS R5 SHARES	September 9, 2016	23.41	4.04	6.08	8.64
CLASS R6 SHARES	December 23, 2013	23.50	4.15	6.18	8.69

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/09 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R5 Shares and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class L Shares.

Returns shown for Class R2 Shares and Class R3 Shares prior to their inception are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R2 Shares and Class R3 Shares have higher expenses than Class A Shares.

Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	9

JPMorgan Emerging Markets Research Enhanced Equity Fund

FUND COMMENTARY

FOR DECEMBER 11, 2018 (FUND INCEPTION DATE) TO APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class R6 Shares)*	13.60%
MSCI Emerging Markets Index (net of foreign withholding taxes)	12.63%

Net Assets as of 4/30/2019 (In Thousands)	$372,312

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class R6 Shares outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the period from Fund inception on December 11, 2018 to April 30, 2019.

By sector, the Fund’s underweight positions in the information technology and financials sectors were leading contributors to performance relative to the Benchmark. The Fund’s underweight positions in the communication services and consumer discretionary sectors were leading detractors from relative performance.

By country, the Fund’s security selection in China and India was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in South Africa and the Fund’s underweight position in the Philippines were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s underweight positions in Samsung Electronics Co. and Taiwan Semiconductor Manufacturing Co. and its overweight position in Luxshare Precision Industry Co. Shares of Samsung Electronics, a South Korean consumer electronics manufacturer, fell amid weakening global demand for smartphones. Shares of Taiwan Semiconductor Manufacturing, a maker of integrated circuits and wafer semiconductor devices, rebounded from a slowdown in global demand for semiconductors during the early part of the reporting period. Shares of Luxshare Precision Industry, a China-based manufacturer of electronic components, rose after the company forecast a 61% increase in net income for 2018.

Leading individual detractors from relative performance included the Fund’s underweight position in Tencent Holdings Ltd., Alibaba Group Holding Ltd. and Naspers Ltd. Shares of Tencent Holdings, a China-based provider of online advertising and services, rose early in the reporting period amid continued earnings growth. Shares of Alibaba Group Holding, a China-based e-commerce provider, rose after the company reported a 41% jump in revenue for the fourth quarter of 2018. Shares of Naspers, a South African media and e-commerce company not held by the Fund, rose after the company forecast strong earnings growth for its fiscal first half ended September 30, 2018.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a combination of disciplined portfolio construction with in-depth fundamental research conducted by a global network of research analysts to identify what they believed to be overvalued and undervalued stocks

As a result of this process, the Fund’s sole overweight sector position relative to the Benchmark was in the consumer discretionary sector and its largest relative underweight positions were in the financials and information technology sectors. By country, the Fund’s largest overweight positions relative to the Benchmark were in Hungary and the Czech Republic and the largest underweight positions were in China and Taiwan.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	iShares MSCI India ETF (United States)	9.4%
2.	Tencent Holdings Ltd (China).	5.6
3.	Alibaba Group Holding Ltd., ADR (China)	4.8
4.	Samsung Electronics Co. Ltd. (South Korea)	4.3
5.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4.1
6.	Naspers Ltd., Class N (South Africa)	2.0
7.	China Construction Bank Corp., Class H (China)	1.8
8.	Ping An Insurance Group Co. of China Ltd., Class H (China)	1.5
9.	Industrial & Commercial Bank of China Ltd., Class H (China)	1.2
10.	Itau Unibanco Holding SA (Preference) (Brazil)	1.0

PORTFOLIO COMPOSITION BY COUNTRY***
China	33.1%
South Korea	13.0
Taiwan	10.8
United States	9.4
Brazil	7.1
South Africa	6.3
Russia	4.4
Mexico	3.8
Indonesia	2.4
Thailand	2.3
Malaysia	1.4
Philippines	1.1
Others (each less than 1.0%)	4.3
Short-Term Investments	0.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS I SHARES	January 30, 2019	13.54%
CLASS R6 SHARES	December 11, 2018	13.60

LIFE OF FUND PERFORMANCE (12/11/18 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 11, 2018.

Returns for Class I Shares prior to its inception date are based on the performance of Class R6 Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class R6 Shares.

The graph illustrates comparative performance for $15,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index from December 11, 2018 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in an index.

Class R6 Shares have a $15,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	11

JPMorgan Europe Dynamic Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	6.00%
MSCI Europe Index (net of foreign withholding taxes)	8.48%

Net Assets as of 4/30/2019 (In Thousands)	$583,226

INVESTMENT OBJECTIVE**

The JPMorgan Europe Dynamic Fund (the “Fund”) seeks total return from long-term capital growth. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the MSCI Europe Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

The Fund’s security selection in the food, beverage and tobacco sector and its security selection in the food and staples retailing sector were leading detractors from performance relative to the Benchmark. The Fund’s security selection in the pharmaceuticals, biotechnology and life sciences sector and its security selection in the utilities sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Saipem SpA, Thales SA and ArcelorMittal SA. Shares of Saipem, an Italian oil field services company, fell amid news reports that the company was negotiating to sell its core drilling business. Shares of Thales, a French maker of electronics and systems for the aeronautics and defense industries, fell after the company unveiled plans to acquire Gemalto NV. Shares of ArcelorMittal, a Luxembourg steelmaker, fell after the company reported a decline in earnings for the third quarter of 2018.

Leading individual contributors to relative performance included the Fund’s overweight positions in Rio Tinto PLC, Kering SA and Neste Oyj. Shares of Rio Tinto, an Australian mining and minerals company, rose after the company reported better-than-expected earnings for 2018 and amid signs of improved demand from China. Shares of Kering, a French maker of luxury branded apparel and accessories, including the Gucci brand, rose after the company reported strong results for the fourth quarter and full year 2018. Shares of Neste, a Finnish petroleum refiner and biofuels producer, rose after the company reported strong growth in its renewable products business.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers believe that attractively valued, high quality securities with positive momentum have the potential to outperform the market. During the reporting period, the Fund’s portfolio managers invested in securities that they believed had these style characteristics. Portfolio positions were based on bottom-up security selection rather than top-down asset allocation decisions.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	4.7%
2.	Roche Holding AG (Switzerland)	4.2
3.	Novartis AG (Registered) (Switzerland)	3.8
4.	Allianz SE (Registered) (Germany)	3.2
5.	Kering SA (France)	2.7
6.	GlaxoSmithKline plc (United Kingdom)	2.7
7.	Zurich Insurance Group AG (Switzerland)	2.4
8.	Neste OYJ (Finland)	2.4
9.	Enel SpA (Italy)	2.3
10.	Rio Tinto plc (Australia)	2.3

PORTFOLIO COMPOSITION BY COUNTRY***
Switzerland	18.1%
France	15.4
United Kingdom	14.2
United States	10.3
Germany	8.4
Netherlands	7.6
Spain	5.4
Italy	5.0
Australia	3.6
Finland	3.0
Sweden	2.8
Belgium	1.7
South Africa	1.3
Denmark	1.2
Norway	1.1
Short-Term Investments	0.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	13

JPMorgan Europe Dynamic Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 1995
With Sales Charge**		0.45%	(12.45)%	(1.48)%	7.56%
Without Sales Charge		6.00	(7.61)	(0.41)	8.14
CLASS C SHARES	November 1, 1998
With CDSC***		4.74	(9.10)	(0.91)	7.60
Without CDSC		5.74	(8.10)	(0.91)	7.60
CLASS I SHARES	September 10, 2001	6.11	(7.41)	(0.13)	8.43
CLASS L SHARES	September 10, 2001	6.16	(7.30)	0.03	8.64
CLASS R6 SHARES	October 1, 2018	6.21	(7.25)	0.04	8.65

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/09 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Europe Dynamic Fund, the MSCI Europe Index and the Lipper European Region Funds Index from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Europe Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper European Region Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI

Europe Index (net of foreign withholding taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Lipper European Region Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	9.63%
MSCI World Index (net of foreign withholding taxes)	8.83%

Net Assets as of 4/30/2019 (In Thousands)	$4,605,579

INVESTMENT OBJECTIVE**

The JPMorgan Global Research Enhanced Index Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s security selection in the retail and industrial cyclical sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the pharmaceutical/medical technology and technology-software sectors was a leading detractor from relative performance.

By region, the Fund’s security selection in Europe and North America was a leading contributor to relative performance, while the Fund’s overweight position in Japan and its security selection in the Asia Pacific, excluding Japan, were modest detractors from relative performance.

Due to the Fund holding a relatively large number of securities during the reporting period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by JPMorgan’s team of analysts, the Fund’s portfolio managers took marginally overweight positions in securities that they considered undervalued, while being marginally underweight in or not holding securities in the Benchmark that they considered overvalued.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Microsoft Corp. (United States)	2.6%
2.	Apple, Inc. (United States)	2.3
3.	Amazon.com, Inc. (United States)	2.0
4.	Alphabet, Inc., Class C (United States)	1.1
5.	Bank of America Corp. (United States)	1.0
6.	Alphabet, Inc., Class A (United States)	0.9
7.	Facebook, Inc., Class A (United States)	0.8
8.	Coca-Cola Co. (The) (United States)	0.8
9.	Mastercard, Inc., Class A (United States)	0.8
10.	Home Depot, Inc. (The) (United States)	0.8

PORTFOLIO COMPOSITION BY COUNTRY***
United States	62.9%
Japan	7.9
United Kingdom	5.0
France	4.0
Canada	3.5
Australia	3.0
Germany	2.7
Switzerland	2.7
Netherlands	2.0
Hong Kong	1.3
Spain	1.0
Others (each less than 1.0%)	3.9
Short-Term Investments	0.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	15

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS I SHARES	February 28, 2013	9.63%	6.86%	7.39%	9.67%
CLASS R6 SHARES	November 1, 2017	9.66	6.91	7.41	9.68

*	Not annualized.

LIFE OF FUND PERFORMANCE (2/28/13 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2013.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Research Enhanced Index Fund, the MSCI World Index and the Lipper Global Large-Cap Core Funds Index from February 28, 2013 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	3.67%
MSCI EAFE Index (net of foreign withholding taxes)	7.45%

Net Assets as of 4/30/2019 (In Thousands)	$3,482,175

INVESTMENT OBJECTIVE**

The JPMorgan International Advantage Fund (the “Fund”) seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s security selection in the materials and industrials sectors were a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the health care and consumer discretionary sectors were a leading contributor to relative performance. By country, the Fund’s security selection in Japan and Australia was a leading detractor from relative performance, while the Funds security selection in Germany and the U.K. contributed to relative performance.

The Fund targeted investments in companies that exhibited specific growth, value and quality characteristics during the period. Due to the relatively large number of securities held in the Fund during the reporting period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers believe that attractively valued, high quality securities with positive momentum have the potential to outperform the market. During the reporting period, the Fund’s portfolio managers invested in securities that they believed were attractive based on their proprietary multifactor model.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	2.1%
2.	Roche Holding AG (Switzerland)	2.1
3.	Novartis AG (Registered) (Switzerland)	2.0
4.	Royal Dutch Shell plc, Class B (Netherlands)	1.9
5.	BHP Group Ltd. (Australia)	1.6
6.	Allianz SE (Registered) (Germany)	1.6
7.	GlaxoSmithKline plc (United Kingdom)	1.6
8.	Toyota Motor Corp. (Japan)	1.4
9.	Rio Tinto plc (Australia)	1.4
10.	Kering SA (France)	1.2

PORTFOLIO COMPOSITION BY COUNTRY***

Japan	21.5%
United Kingdom	13.3
Australia	9.0
Switzerland	8.2
France	7.5
Netherlands	7.4
Germany	7.0
United States	4.9
Spain	4.4
Norway	2.6
Hong Kong	2.1
Belgium	1.8
Italy	1.3
Finland	1.3
Sweden	1.2
Singapore	1.0
Others (each less than 1.0%)	3.9
Short-Term Investments	1.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	17

JPMorgan International Advantage Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		(1.78)%	(13.51)%	0.11%	6.50%
Without Sales Charge		3.67	(8.70)	1.20	7.08
CLASS C SHARES	February 28, 2006
With CDSC***		2.41	(10.14)	0.69	6.55
Without CDSC		3.41	(9.14)	0.69	6.55
CLASS I SHARES	February 28, 2006	3.79	(8.43)	1.50	7.38
CLASS R2 SHARES	November 3, 2008	3.51	(8.95)	0.92	6.81
CLASS R6 SHARES	May 29, 2015	3.91	(8.28)	1.70	7.62

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/09 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of the now liquidated Institutional Class Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan International Advantage Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI

EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	10.82%
MSCI EAFE Index (net of foreign withholding taxes)	7.45%

Net Assets as of 4/30/2019 (In Thousands)	$4,568,599

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s security selection in the financials and consumer staples sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight position in the utilities sector, where the Fund had no holdings, was the sole sector detractor from relative performance.

By region, the Fund’s security selection and underweight position in Japan and its overweight position in emerging markets were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the U.K. and Europe was the smallest contributor to relative performance.

Leading individual contributors to the Fund’s relative performance included the Fund’s overweight positions in AIA Group Ltd., HDFC Bank Ltd. and Sands China Ltd. Shares of AIA Group, a Hong Kong life insurer, rose after the company reported better-than-expected results for 2018. Shares of HDFC Bank, an Indian banking and financial services company that was not held in the Benchmark, rose after the company reported record high earnings for the fourth quarter of 2018. Shares of Sands China, a Macau casino and resorts operator, rose amid an increase in gross gaming revenue for all Macau casinos in the final two months of 2018.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Sumitomo Mitsui Financial Group Ltd. and Accor SA, and its underweight position in Rio Tinto PLC. Shares of Sumitomo Mitsui Financial Group, a Japanese financial services provider, fell as yields on its foreign bond holdings declined in the early part of the reporting period. Shares of Accor, a French hotels operator, fell after the company reported weakness in its Asian and North American markets had hurt per-room revenues. Shares of Rio Tinto, an Australian mining and minerals company not held by the Fund, rose after the company reported better-than-expected earnings for 2018 and amid signs of improved demand from China.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	3.7%
2.	Royal Dutch Shell plc, Class A (Netherlands)	2.5
3.	AIA Group Ltd. (Hong Kong)	2.4
4.	Novartis AG (Registered) (Switzerland)	2.3
5.	Diageo plc (United Kingdom)	2.3
6.	Unilever plc (United Kingdom)	2.2
7.	SAP SE (Germany)	2.1
8.	Roche Holding AG (Switzerland)	2.1
9.	GlaxoSmithKline plc (United Kingdom)	1.8
10.	ASML Holding NV (Netherlands)	1.8

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	16.9%
United Kingdom	16.0
France	12.9
Switzerland	9.7
United States	8.6
Germany	7.9
Netherlands	5.4
Hong Kong	4.1
China	2.5
Sweden	2.3
Australia	2.0
Denmark	1.5
India	1.4
Singapore	1.4
Spain	1.0
South Korea	1.0
Others (each less than 1.0%)	3.7
Short-Term Investments	1.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	19

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		4.88%	(9.22)%	1.43%	7.00%
Without Sales Charge		10.68	(4.16)	2.53	7.58
CLASS C SHARES	January 31, 2003
With CDSC***		9.47	(5.61)	2.02	7.02
Without CDSC		10.47	(4.61)	2.02	7.02
CLASS I SHARES	January 1, 1997	10.82	(3.94)	2.78	7.85
CLASS R2 SHARES	November 3, 2008	10.51	(4.41)	2.26	7.48
CLASS R5 SHARES	May 15, 2006	10.93	(3.82)	2.95	8.08
CLASS R6 SHARES	November 30, 2010	10.99	(3.70)	3.03	8.13

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/09 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	9.48%
MSCI EAFE Index (net of foreign withholding taxes)	7.45%

Net Assets as of 4/30/2019 (In Thousands)	$134,388

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s security selection in the banks and energy sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the auto parts and pharmaceutical/medical technology sectors was a leading detractor from relative performance.

By region, the Fund’s security selection in Europe and the U.K. was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the Asia-Pacific, excluding Japan, was the sole regional detractor from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Rio Tinto PLC, TransCanada Corp. and LMVH Moet Hennessy Louis Vuitton SE. Shares of Rio Tinto, an Australian mining and minerals company, rose after the company reported better-than-expected earnings for 2018 and amid signs of improved demand from China. Shares of TransCanada, a Canadian operator of natural gas and petroleum pipelines that was not held in the Benchmark, rose amid earnings growth and investor expectations that the Keystone XL Pipeline project will move forward. Shares of LMVH Moet Hennessy Louis Vuitton, a French luxury goods maker, rose after the company reported better-than-expected earnings and sales for the first quarter of 2019.

Leading individual detractors from relative performance included the Fund’s overweight positions in JXTG Holdings Inc. and Imperial Brands PLC, and its underweight position in AIA Group Ltd. Shares of JXTG Holdings, a Japanese petroleum, natural gas and materials producer, fell amid weakness in global oil prices during the first half of the reporting period. Shares of Imperial Brands, a U.K. maker and distributor of tobacco products, fell after the U.S. Food and Drug Administration planned tighter regulations on e-cigarettes. Shares of AIA Group, a Hong Kong life insurer not held in the Fund, rose after the company reported better-than-expected results for 2018.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	21

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Unilever NV, CVA (United Kingdom)	2.9%
2.	Royal Dutch Shell plc, Class A (Netherlands)	2.8
3.	Roche Holding AG (Switzerland)	2.7
4.	Rio Tinto plc (Australia)	2.5
5.	Vinci SA (France)	2.4
6.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.3
7.	Novartis AG (Registered) (Switzerland)	2.3
8.	Novo Nordisk A/S, Class B (Denmark)	2.2
9.	Imperial Brands plc (United Kingdom)	2.1
10.	Telenor ASA (Norway)	2.1

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	16.2%
United Kingdom	14.6
France	14.5
Switzerland	10.6
Netherlands	9.5
Germany	5.0
Australia	4.6
Finland	2.8
United States	2.3
Denmark	2.2
Hong Kong	2.2
Norway	2.1
Spain	1.8
Italy	1.7
Taiwan	1.5
Singapore	1.4
Sweden	1.2
Austria	1.1
Canada	1.1
South Korea	1.0
Others (each less than 1.0%)	1.6
Short-Term Investments	1.0

***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2011
With Sales Charge**		3.57%	(6.19)%	1.98%	4.07%
Without Sales Charge		9.30	(1.00)	3.08	4.75
CLASS C SHARES	February 28, 2011
With CDSC***		8.04	(2.51)	2.57	4.23
Without CDSC		9.04	(1.51)	2.57	4.23
CLASS I SHARES	February 28, 2011	9.48	(0.77)	3.39	5.05
CLASS R2 SHARES	February 28, 2011	9.18	(1.31)	2.81	4.48
CLASS R5 SHARES	February 28, 2011	9.53	(0.68)	3.51	5.20
CLASS R6 SHARES	January 30, 2015	9.59	(0.59)	3.56	5.23

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/11 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2011.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Income Fund, the MSCI EAFE Index and the Lipper International Equity Income Funds Index from February 28, 2011 to April 30, 2019. Return information prior to July 31, 2013 for the Lipper International Equity Income Funds Index is not provided by Lipper, Inc. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Equity Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Equity Income Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	23

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Hedged Equity Fund

FUND SUMMARY

FOR THE PERIOD MARCH 15, 2019 (INCEPTION DATE) THROUGH APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	1.53%
MSCI EAFE Index (net of foreign withholding taxes)	7.45%
ICE BofAML 3-Month US Treasury Bill Index	1.18%

Net Assets as of 4/30/2019 (In Thousands)	$51,286

INVESTMENT OBJECTIVES** AND STRATEGIES

The JPMorgan International Hedged Equity Fund seeks to provide capital appreciation through participation in international equity markets while hedging overall market exposure relative to traditional long-only equity strategies.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	2.7%
2.	Roche Holding AG (Switzerland)	1.9
3.	SAP SE (Germany)	1.8
4.	TOTAL SA (France)	1.5
5.	Toyota Motor Corp. (Japan)	1.5
6.	Iberdrola SA (Spain)	1.5
7.	Novartis AG (Registered) (Switzerland)	1.5
8.	BP plc (United Kingdom)	1.4
9.	Air Liquide SA (France)	1.3
10.	Anheuser-Busch InBev SA/NV (Belgium)	1.3

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	22.2%
United Kingdom	14.6
France	12.7
Switzerland	9.7
Germany	9.1
Netherlands	5.3
Australia	5.2
Spain	3.5
Hong Kong	3.1
Italy	1.8
Denmark	1.7
Finland	1.6
Belgium	1.3
Sweden	1.2
Singapore	1.1
Others (each less than 1.0%)	3.2
Short-Term Investments	2.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	25

JPMorgan International Hedged Equity Fund

FUND COMMENTARY

FOR THE PERIOD MARCH 15, 2019 (INCEPTION DATE) THROUGH APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	SINCE INCEPTION

CLASS A SHARES	March 15, 2019
With Sales Charge*		(3.85)%
Without Sales Charge		1.47
CLASS C SHARES	March 15, 2019
With CDSC**		0.40
Without CDSC		1.40
CLASS I SHARES	March 15, 2019	1.53
CLASS R5 SHARES	March 15, 2019	1.53
CLASS R6 SHARES	March 15, 2019	1.53

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (3/15/19 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 15, 2019.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index and the ICE BofAML 3-Month US Treasury Bill Index from March 15, 2019 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the ICE BofAML 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	7.67%
MSCI EAFE Index (net of foreign withholding taxes)	7.45%

Net Assets as of 4/30/2019 (In Thousands)	$4,608,140

INVESTMENT OBJECTIVE**

The JPMorgan International Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s security selection in the utilities and basic industries sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the retail and industrial cyclical sectors was a leading detractor from relative performance.

By region, the Fund’s security selection in the Pacific, excluding Japan, and Europe were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in Japan was the sole regional detractor from relative performance.

Due to the Fund holding a relatively large number of securities during the reporting period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by analysts, the Fund’s portfolio managers took a marginally overweight position in securities included within the universe of the Benchmark that they considered undervalued, while marginally underweighting or not holding securities in the Benchmark that they considered overvalued.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	2.5%
2.	Roche Holding AG (Switzerland)	1.8
3.	SAP SE (Germany)	1.7
4.	TOTAL SA (France)	1.5
5.	Toyota Motor Corp. (Japan)	1.4
6.	Iberdrola SA (Spain)	1.4
7.	Novartis AG (Registered) (Switzerland)	1.4
8.	BP plc (United Kingdom)	1.3
9.	Air Liquide SA (France)	1.3
10.	Anheuser-Busch InBev SA/NV (Belgium)	1.2

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	20.9%
United Kingdom	13.9
France	12.0
Switzerland	9.2
Germany	8.7
United States	5.2
Netherlands	5.1
Australia	4.9
Spain	3.4
Hong Kong	2.9
Italy	1.8
Denmark	1.6
Finland	1.5
Belgium	1.2
Sweden	1.2
Singapore	1.0
Others (each less than 1.0%)	2.0
Short-Term Investments	3.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	27

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR

CLASS A SHARES	April 23, 1993
With Sales Charge**		1.91%	(9.48)%	1.12%	6.51%
Without Sales Charge		7.55	(4.45)	2.22	7.09
CLASS I SHARES	October 28, 1992	7.67	(4.22)	2.46	7.36
CLASS R6 SHARES	November 1, 2017	7.72	(4.09)	2.50	7.38

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.

TEN YEAR PERFORMANCE (4/30/09 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Research Enhanced Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares)*	15.24%
MSCI All Country World Index, Ex-U.S. (net of foreign withholding taxes)	9.12%

Net Assets as of 4/30/2019 (In Thousands)	$528,900

INVESTMENT OBJECTIVE**

The JPMorgan International Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class I Shares outperformed the MSCI All Country World Index, Ex-U.S. (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s security selection in the financials and consumer staples sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the consumer discretionary sector and its underweight position in the utilities sector were modest detractors from relative performance.

By region, the Fund’s security selection across all regions made a positive contribution to relative performance.

Leading individual contributors to the Fund’s relative performance included its overweight positions in AIA Group Ltd., HDFC Bank Ltd. and Tencent Holdings Ltd. Shares of AIA Group, a Hong Kong life insurer not held in the Benchmark, rose after the company reported better-than-expected results for 2018. Shares of HDFC Bank, an Indian banking and financial services company, rose after the company reported record high earnings for the fourth quarter of 2018. Shares of Tencent Holdings, a China-based provider of online advertising and services, rose early in the reporting period amid continued earnings growth.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Zalando SE, NN Group NV and Royal Dutch Shell PLC. Shares of Zalando, a German online retailer of apparel and accessories, fell amid weak sales for fall 2018. Shares of NN Group, a financial services and insurance provider based in the Netherlands, fell after the company reported a decline in revenue for the fourth quarter of 2018. Shares of Royal Dutch Shell, an integrated oil and gas producer based in the Netherlands, fell early in the reporting period amid a drop in global energy prices.

HOW WAS THE FUND POSITIONED?

By harnessing their team’s global sector specialists, the Fund’s portfolio managers sought to build a high-conviction, benchmark-agnostic portfolio of growth, value and unique companies, whose future prospects, the managers believed, were under-appreciated by the market and thus possessed the potential to deliver higher-than-expected earnings that could have a positive effect on the share price.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	29

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle SA (Registered) (Switzerland)	4.4%
2.	AIA Group Ltd. (Hong Kong)	3.8
3.	Ping An Insurance Group Co. of China Ltd., Class H (China)	3.6
4.	HDFC Bank Ltd., ADR (India)	3.5
5.	Tencent Holdings Ltd. (China)	3.5
6.	Diageo plc (United Kingdom)	2.6
7.	Unilever NV, CVA (United Kingdom)	2.6
8.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.5
9.	SAP SE (Germany)	2.4
10.	GlaxoSmithKline plc (United Kingdom)	2.2

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	19.5%
Japan	10.2
China	9.1
Germany	8.7
Canada	7.9
Switzerland	6.8
United States	6.3
Hong Kong	5.5
France	5.4
India	3.5
Taiwan	2.1
Netherlands	2.1
Australia	1.9
Austria	1.9
Denmark	1.8
Indonesia	1.7
Others (each less than 1.0%)	1.8
Short-Term Investments	3.8

***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
With Sales Charge**		9.07%	(5.80)%	3.21%	6.95%
Without Sales Charge		15.10	(0.58)	4.33	7.73
CLASS C SHARES	November 30, 2011
With CDSC***		13.85	(2.06)	3.81	7.19
Without CDSC		14.85	(1.06)	3.81	7.19
CLASS I SHARES	November 30, 2011	15.24	(0.34)	4.64	8.04
CLASS R2 SHARES	November 30, 2011	14.97	(0.88)	4.05	7.45
CLASS R5 SHARES	November 30, 2011	15.32	(0.22)	4.77	8.19
CLASS R6 SHARES	November 30, 2011	15.39	(0.10)	4.84	8.26

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Unconstrained Equity Fund, the MSCI All Country World Index, ex-U.S. and the Lipper International Large-Cap Growth Funds Index from November 30, 2011 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index, ex-U.S. does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI All Country World Index, ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Lipper International Large-Cap Growth Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class I Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through May 30, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	31

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	3.35%
MSCI EAFE Value Index (net of foreign withholding taxes)	4.45%

Net Assets as of 4/30/2019 (In Thousands)	$431,633

INVESTMENT OBJECTIVE**

The JPMorgan International Value Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class L Shares underperformed the MSCI EAFE Value Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2019.

By sector, the Fund’s underweight position and security selection in the utilities sector and its security selection in the banks sector were leading detractors from performance relative to the Benchmark. The Fund’s security selection in the pharmaceutical/medical technology sector and the technology—semiconductors & hardware sector was a leading contributor to relative performance.

By region, the Fund’s security selection in Japan and continental Europe was a leading detractor from performance relative to the Benchmark. The Fund’s security selection in the U.K. and its underweight position in the Pacific region, excluding Japan, were the smallest detractors from relative performance.

Leading individual detractors from relative performance included the Fund’s underweight positions in HSBC Holdings PLC and Sands China Ltd., and its overweight position in Kansai Electric Power Co. Shares of HSBC Holdings, a U.K. banking and financial services provider, rose after the company reported better-than-expected earnings for the first quarter of 2019. Shares of Sands China, a Macau casino and resorts operator not held in the Fund, rose amid an increase in gross gaming revenue for all Macau casinos in the final two months of 2018. Shares of Kansai Electric Power, a Japanese electric, natural gas and telecommunications utility, fell after regulators ruled that nuclear plants must be shut down if they fail to make counter-terrorism upgrades by next year’s deadlines.

Leading individual contributors to relative performance included the Fund’s overweight positions in Daiwa House Industry Co., BHP Group Ltd. and Dialog Semiconductor PLC. Shares of Daiwa House Industry, a Japanese provider of construction and real estate services, rose after the company reported an increase in revenue for the third quarter of 2018 and consistent growth in orders for commercial facilities. Shares of BHP Group, an Australian mining and minerals company, rose after the company reported an 87% jump in earnings for the second half of 2018. Shares of Dialog Semiconductor, a U.K. maker of integrated circuit products not held in the Benchmark, rose after the company reported better-than-expected earnings for the third quarter of 2018 and issued a better-than-expected revenue forecast for the fourth quarter.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed behavioral-based and quantitative screens in addition to conducting fundamental analysis to seek out companies that they believed had attractive valuations. As a result of this process, the Fund’s largest overweight sector positions relative to the Benchmark were in the materials and capital goods sectors, while the largest underweight sector positions were in the real estate and utilities sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	4.1%
2.	Toyota Motor Corp. (Japan)	2.3
3.	TOTAL SA (France)	2.2
4.	Allianz SE (Registered) (Germany)	1.8
5.	GlaxoSmithKline plc (United Kingdom)	1.6
6.	BP plc (United Kingdom)	1.5
7.	Rio Tinto plc (Australia)	1.5
8.	British American Tobacco plc (United Kingdom)	1.5
9.	Novartis AG (Registered) (Switzerland)	1.4
10.	BHP Group Ltd. (Australia)	1.4

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	20.8%
United Kingdom	16.0
Netherlands	7.6
France	7.5
Germany	6.9
Australia	6.9
Switzerland	5.5
Sweden	3.2
Norway	3.1
Spain	3.0
Italy	3.0
Hong Kong	2.9
United States	2.1
Singapore	1.2
Austria	1.2
Finland	1.0
Others (each less than 1.0%)	5.1
Short-Term Investments	3.0

***	Percentages indicated are based on total investments as of April 30, 2019. The Fund’s portfolio composition is subject to change.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	33

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2019

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		(2.28)%	(15.48)%	(1.75)%	5.14%
Without Sales Charge		3.14	(10.77)	(0.69)	5.72
CLASS C SHARES	July 11, 2006
With CDSC***		1.94	(12.18)	(1.19)	5.18
Without CDSC		2.94	(11.18)	(1.19)	5.18
CLASS I SHARES	September 10, 2001	3.30	(10.46)	(0.40)	6.00
CLASS L SHARES	November 4, 1993	3.35	(10.41)	(0.29)	6.14
CLASS R2 SHARES	November 3, 2008	3.02	(10.99)	(0.96)	5.44
CLASS R5 SHARES	September 9, 2016	3.31	(10.43)	(0.30)	6.14
CLASS R6 SHARES	November 30, 2010	3.41	(10.32)	(0.15)	6.25

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/09 TO 4/30/19)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.

Returns for Class R5 Shares and Class R6 Shares prior to their inception dates are based on the performance of Class L Shares. The actual returns of Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan International Value Fund, the MSCI EAFE Value Index and the Lipper International Large-Cap Value Funds Average from April 30, 2009 to April 30, 2019. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap

Value Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented stocks in the world’s equity markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The Lipper International Large-Cap Value Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%

Argentina — 0.5%

Banco Macro SA, ADR	163	6,627

Brazil — 6.3%

Banco do Brasil SA *	1,092	13,811

Banco Santander Brasil SA	900	10,384

Cia Brasileira de Distribuicao (Preference) *	457	11,274

Cia de Transmissao de Energia Eletrica Paulista (Preference)	530	2,848

Cia Paranaense de Energia (Preference)	319	3,339

Estacio Participacoes SA	995	6,968

IRB Brasil Resseguros SA	316	7,621

Kroton Educacional SA	1,515	3,792

MRV Engenharia e Participacoes SA	1,524	5,665

SLC Agricola SA	359	3,771

Telefonica Brasil SA (Preference)	322	3,823

Vale SA, ADR	1,218	15,566

		88,862

China — 34.2%

Alibaba Group Holding Ltd., ADR *	386	71,675

Anhui Conch Cement Co. Ltd., Class H	1,347	8,222

Anhui Expressway Co. Ltd., Class A	1,356	1,323

ANTA Sports Products Ltd.	850	5,978

Bank of Beijing Co. Ltd., Class A	1,512	1,432

Baoshan Iron & Steel Co. Ltd., Class A	3,598	3,833

Beijing Enterprises Holdings Ltd.	515	2,744

China Communications Services Corp. Ltd., Class H	4,192	3,381

China Construction Bank Corp., Class H	38,427	33,876

China Maple Leaf Educational Systems Ltd.	4,770	2,231

China Merchants Bank Co. Ltd., Class H	4,280	21,180

China National Medicines Corp. Ltd., Class A	335	1,236

China Overseas Land & Investment Ltd.	1,948	7,298

China Petroleum & Chemical Corp., Class H	21,050	16,181

China Railway Construction Corp. Ltd., Class H	5,236	6,187

China Railway Group Ltd., Class H	10,206	8,050

China Resources Cement Holdings Ltd.	6,436	6,453

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	383	1,677

China Shenhua Energy Co. Ltd., Class H	1,825	4,038

China State Construction Engineering Corp. Ltd., Class A	1,480	1,348

China Vanke Co. Ltd., Class H	3,479	13,462

Chlitina Holding Ltd.	285	2,332

Chongqing Department Store Co. Ltd., Class A	282	1,464

CNOOC Ltd.	5,822	10,575

Country Garden Holdings Co. Ltd.	9,329	15,033

Daqin Railway Co. Ltd., Class A	1,086	1,374

INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued

Dongfeng Motor Group Co. Ltd., Class H	2,754	2,676

GD Power Development Co. Ltd., Class A	3,573	1,439

Geely Automobile Holdings Ltd.	2,824	5,689

Grandblue Environment Co. Ltd., Class A	669	1,594

Great Wall Motor Co. Ltd., Class H	2,424	1,974

Hengan International Group Co. Ltd.	791	6,950

Huadian Power International Corp. Ltd., Class H	3,228	1,379

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	244	1,307

Industrial & Commercial Bank of China Ltd., Class H	39,229	29,506

Kunlun Energy Co. Ltd.	6,166	6,522

Nexteer Automotive Group Ltd.	1,770	2,775

North Huajin Chemical Industries Co. Ltd., Class A *	1,289	1,375

Ping An Bank Co. Ltd., Class A	2,228	4,590

Ping An Insurance Group Co. of China Ltd., Class H	1,528	18,496

Postal Savings Bank of China Co. Ltd., Class H (a)	11,753	7,152

Qingdao Haier Co. Ltd., Class A	1,737	4,439

Sany Heavy Industry Co. Ltd., Class A	1,432	2,606

SDIC Power Holdings Co. Ltd., Class A	1,095	1,316

Shanghai Tunnel Engineering Co. Ltd., Class A	1,231	1,262

Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	1,137	1,318

Shenzhen Expressway Co. Ltd., Class H	3,966	4,831

Sinopec Shanghai Petrochemical Co. Ltd., Class A	5,340	4,069

STO Express Co. Ltd., Class A	519	1,855

Tencent Holdings Ltd.	1,698	83,690

Want Want China Holdings Ltd.	8,663	6,878

Weichai Power Co. Ltd., Class H	1,780	2,915

Weifu High-Technology Group Co. Ltd., Class A	431	1,315

Yanzhou Coal Mining Co. Ltd., Class H	4,228	4,514

YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (a)	703	3,488

Yihua Lifestyle Technology Co. Ltd., Class A	1,985	1,277

Zhejiang Juhua Co. Ltd., Class A	1,288	1,544

Zhejiang Semir Garment Co. Ltd., Class A	930	1,539

Zhongsheng Group Holdings Ltd.	1,347	3,542

Zijin Mining Group Co. Ltd., Class H	10,984	4,291

		482,696

Hungary — 1.9%

MOL Hungarian Oil & Gas plc	682	7,850

OTP Bank Nyrt.	424	18,835

		26,685

India — 6.4%

Bharat Petroleum Corp. Ltd.	1,481	8,110

Graphite India Ltd.	288	1,587

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	35

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — continued

India — continued

HCL Technologies Ltd.	1,065		18,124

HDFC Bank Ltd., ADR	128		14,682

HEG Ltd.	46		1,080

Housing Development Finance Corp. Ltd.	730		20,948

Indian Oil Corp. Ltd.	2,957		6,731

NIIT Technologies Ltd.	390		7,254

Oil & Natural Gas Corp. Ltd.	3,367		8,192

Tech Mahindra Ltd.	228		2,746

			89,454

Indonesia — 1.0%

Bank Rakyat Indonesia Persero Tbk. PT *	44,888		13,801

Mexico — 4.0%

Alfa SAB de CV, Class A	3,670		3,697

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	4,935		8,286

Grupo Aeroportuario del Centro Norte SAB de CV	772		4,752

Grupo Financiero Banorte SAB de CV, Class O	3,185		20,182

Wal-Mart de Mexico SAB de CV	6,434		18,903

			55,820

Poland — 0.9%

Grupa Lotos SA	114		2,476

Polski Koncern Naftowy ORLEN SA	407		10,457

			12,933

Russia — 7.2%

Alrosa PJSC	7,072		10,317

LUKOIL PJSC, ADR	261		22,184

Magnit PJSC	67		3,865

Magnitogorsk Iron & Steel Works PJSC	3,775		2,584

MMC Norilsk Nickel PJSC, ADR	704		15,661

Novolipetsk Steel PJSC, GDR (a)	129		3,418

RusHydro PJSC	239,477		2,002

Sberbank of Russia PJSC, ADR	1,355		19,416

Sberbank of Russia PJSC, ADR	346		5,004

Severstal PJSC, GDR (a)	253		4,097

Surgutneftegas PJSC (Preference)	11,458		6,945

Tatneft PJSC, ADR	93		6,568

Tatneft PJSC, ADR	—	(b)	2

			102,063

Singapore — 0.2%

BOC Aviation Ltd. (a) (c)	316		2,712

South Africa — 2.2%

Absa Group Ltd.	669		7,706

INVESTMENTS	SHARES (000)	VALUE ($000)

South Africa — continued

AngloGold Ashanti Ltd.	389	4,625

Nedbank Group Ltd.	650	12,128

SPAR Group Ltd. (The)	438	5,941

		30,400

South Korea — 15.9%

Cheil Worldwide, Inc.	158	3,440

Daelim Industrial Co. Ltd.	80	6,611

Doosan Bobcat, Inc.	89	2,453

Doosan Infracore Co. Ltd. *	488	3,039

GS Engineering & Construction Corp.	177	6,171

GS Holdings Corp.	89	3,954

GS Retail Co. Ltd.	77	2,579

Hana Financial Group, Inc.	473	14,907

Hyosung Corp.	53	3,403

Hyundai Glovis Co. Ltd.	48	6,533

Hyundai Marine & Fire Insurance Co. Ltd.	111	3,646

Industrial Bank of Korea	815	9,888

KEPCO Plant Service & Engineering Co. Ltd.	80	2,502

KT Corp.	94	2,218

KT&G Corp.	162	14,195

Kumho Petrochemical Co. Ltd.	49	3,820

LG Display Co. Ltd.	346	5,888

LG Uplus Corp.	613	7,509

Lotte Chemical Corp.	27	6,189

POSCO	45	9,946

Samsung Electronics Co. Ltd.	1,447	56,890

Samsung SDS Co. Ltd.	37	6,910

Shinhan Financial Group Co. Ltd.	458	17,321

SK Holdings Co. Ltd.	31	6,833

SK Telecom Co. Ltd.	25	5,229

Woori Financial Group, Inc.	1,014	12,020

		224,094

Taiwan — 12.8%

AU Optronics Corp.	11,217	4,012

Catcher Technology Co. Ltd.	895	7,096

Chailease Holding Co. Ltd.	1,531	6,527

Chilisin Electronics Corp.	549	1,756

Chipbond Technology Corp.	2,589	5,875

CTBC Financial Holding Co. Ltd.	25,367	17,378

E.Sun Financial Holding Co. Ltd.	9,570	7,858

Elite Material Co. Ltd.	1,335	4,304

Far Eastern New Century Corp.	4,186	4,571

FLEXium Interconnect, Inc.	1,299	4,084

Globalwafers Co. Ltd.	624	6,840

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Taiwan — continued

Merry Electronics Co. Ltd.	982	5,656

Novatek Microelectronics Corp.	1,146	7,497

Radiant Opto-Electronics Corp.	1,273	4,302

Sino-American Silicon Products, Inc. *	2,680	5,811

Taiwan Cement Corp.	3,412	4,640

Taiwan Mobile Co. Ltd.	1,580	5,778

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,103	48,350

TCI Co. Ltd.	168	2,508

Uni-President Enterprises Corp.	4,031	9,580

Yageo Corp.	257	2,552

Yuanta Financial Holding Co. Ltd.	14,950	8,671

Zhen Ding Technology Holding Ltd.	1,444	5,166

		180,812

Thailand — 3.3%

PTT Exploration & Production PCL	3,251	13,585

PTT Global Chemical PCL	3,853	8,307

PTT PCL	9,931	15,162

Quality Houses PCL	28,508	2,645

Star Petroleum Refining PCL, NVDR	11,104	3,687

Tisco Financial Group PCL	1,111	2,915

		46,301

Turkey — 1.4%

Ford Otomotiv Sanayi A/S	239	2,111

KOC Holding A/S	1,253	3,403

Petkim Petrokimya Holding A/S	6,474	4,857

Soda Sanayii A/S	1,982	2,578

Tekfen Holding A/S	861	3,846

Turkiye Sise ve Cam Fabrikalari A/S	2,980	3,049

		19,844

United Kingdom — 0.5%

Mondi Ltd.	340	7,495

Total Common Stocks (Cost $1,199,943)		1,390,599

Short-Term Investments — 1.2%

Investment Companies — 1.2%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (d) (e) (Cost $17,075)	17,070	17,075

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 0.0% (f)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (d) (e) (Cost $143)	143	143

Total Investments — 99.9% (Cost $1,217,161)		1,407,817
Other Assets Less Liabilities — 0.1%		1,750

NET ASSETS — 100.0%		1,409,567

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	23.5%

Oil, Gas & Consumable Fuels	11.3

Interactive Media & Services	5.9

Semiconductors & Semiconductor Equipment	5.6

Metals & Mining	5.3

Internet & Direct Marketing Retail	5.1

Technology Hardware, Storage & Peripherals	4.6

Food & Staples Retailing	3.0

Real Estate Management & Development	2.7

IT Services	2.5

Construction & Engineering	2.4

Electronic Equipment, Instruments & Components	2.4

Chemicals	2.3

Insurance	2.1

Industrial Conglomerates	1.8

Thrifts & Mortgage Finance	1.5

Food Products	1.4

Construction Materials	1.4

Diversified Telecommunication Services	1.2

Tobacco	1.0

Others (each less than 1.0%)	11.8

Short-Term Investments	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	37

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting depository receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.
(c)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $136,000.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2019.
(f)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common stocks — 97.5%

Argentina — 1.7%

MercadoLibre, Inc. *	210	101,668

Australia — 0.4%

Oil Search Ltd.	4,335	23,738

Brazil — 7.0%

Ambev SA, ADR	17,355	81,740

B3 SA — Brasil Bolsa Balcao *	10,120	89,169

Itau Unibanco Holding SA, ADR	9,466	81,883

Kroton Educacional SA	21,708	54,311

Lojas Renner SA	5,651	66,750

Raia Drogasil SA *	1,331	23,274

Ultrapar Participacoes SA	2,935	15,740

WEG SA	658	3,135

		416,002

China — 30.4%

Alibaba Group Holding Ltd., ADR * (a)	1,870	346,941

Baidu, Inc., ADR *	345	57,356

Hangzhou Robam Appliances Co. Ltd., Class A	8,294	36,023

Han’s Laser Technology Industry Group Co. Ltd., Class A	9,281	54,042

Huazhu Group Ltd., ADR	2,044	86,661

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	17,400	80,198

JD.com, Inc., ADR *	1,825	55,245

Kweichow Moutai Co. Ltd., Class A	522	75,446

Meituan Dianping, Class B * (b)	3,090	22,508

Midea Group Co. Ltd., Class A	12,494	97,271

New Oriental Education & Technology Group, Inc., ADR *	1,001	95,534

Ping An Insurance Group Co. of China Ltd., Class H	23,798	288,067

Shenzhou International Group Holdings Ltd.	4,471	60,094

Tencent Holdings Ltd.	7,146	352,205

Yum China Holdings, Inc.	2,205	104,819

		1,812,410

Egypt — 0.9%

Commercial International Bank Egypt SAE (Registered), GDR (b)	12,154	53,274

Hong Kong — 7.1%

AIA Group Ltd.	30,166	308,885

AIA Group Ltd.	795	8,109

Jardine Matheson Holdings Ltd.	350	23,008

Techtronic Industries Co. Ltd.	11,907	86,161

		426,163

INVESTMENTS	SHARES (000)	VALUE ($000)

Hungary — 1.1%

OTP Bank Nyrt.	1,535	68,255

India — 16.7%

Asian Paints Ltd.	1,940	40,807

HDFC Bank Ltd.	4,463	148,254

HDFC Bank Ltd., ADR	874	100,239

HDFC Life Insurance Co. Ltd. (b)	10,544	61,350

Housing Development Finance Corp. Ltd.	8,903	255,423

IndusInd Bank Ltd.	3,262	75,387

ITC Ltd.	17,048	73,890

Kotak Mahindra Bank Ltd.	3,885	77,481

Tata Consultancy Services Ltd.	3,235	105,155

UltraTech Cement Ltd.	870	57,727

		995,713

Indonesia — 2.3%

Bank Central Asia Tbk. PT	37,575	75,903

Bank Rakyat Indonesia Persero Tbk. PT *	203,387	62,533

		138,436

Macau — 1.4%

Sands China Ltd.	14,911	82,071

Mexico — 3.8%

Fomento Economico Mexicano SAB de CV, ADR	627	61,229

Grupo Financiero Banorte SAB de CV, Class O	19,399	122,914

Infraestructura Energetica Nova SAB de CV	9,739	42,563

		226,706

Panama — 0.9%

Copa Holdings SA, Class A (a)	662	55,149

Peru — 1.2%

Credicorp Ltd.	303	71,682

Portugal — 1.2%

Jeronimo Martins SGPS SA (a)	4,345	70,759

Russia — 3.2%

Sberbank of Russia PJSC	44,468	155,788

Sberbank of Russia PJSC	10,497	36,775

		192,563

South Africa — 4.1%

Bid Corp. Ltd.	4,954	104,724

Capitec Bank Holdings Ltd. (a)	510	47,615

Mr Price Group Ltd.	2,518	38,159

Sanlam Ltd.	9,956	53,311

		243,809

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	39

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

South Korea — 5.3%

NAVER Corp.	404	41,370

NCSoft Corp.	100	44,814

Samsung Electronics Co. Ltd.	5,778	227,183

		313,367

Spain — 0.4%

Prosegur Cia de Seguridad SA	4,899	25,485

Taiwan — 6.5%

Largan Precision Co. Ltd.	356	53,444

President Chain Store Corp.	5,411	50,485

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,498	284,744

		388,673

Turkey — 0.2%

Ford Otomotiv Sanayi A/S	1,070	9,459

United States — 1.7%

EPAM Systems, Inc. *	563	101,013

Total Common Stocks (Cost $4,271,749)		5,816,395

	NO. OF WARRANTS (000)
Warrants — 0.3%

United States — 0.3%

Almarai Co.

expiring 7/11/2019, price 1.00 USD * (Cost $19,204)	1,070	16,964

	SHARES (000)
Short-Term Investments — 2.3%

Investment Companies — 2.3%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (c) (d) (Cost $138,231)	138,189	138,231

Investment of Cash Collateral from Securities Loaned — 0.4%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	14,004	14,005

INVESTMENTS	SHARES (000)	VALUE ($000)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	9,440	9,440

Total Investment of Cash Collateral from Securities Loaned (Cost $23,445)		23,445

Total Investments — 100.5% (Cost $4,452,629)		5,995,035
Liabilities in Excess of Other Assets — (0.5)%		(32,772)

NET ASSETS — 100.0%		5,962,263

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	19.6%

Insurance	12.0

Internet & Direct Marketing Retail	8.8

Interactive Media & Services	7.5

Semiconductors & Semiconductor Equipment	4.7

Hotels, Restaurants & Leisure	4.6

Thrifts & Mortgage Finance	4.3

Food & Staples Retailing	4.2

Technology Hardware, Storage & Peripherals	3.8

Household Durables	3.7

Beverages	3.6

IT Services	3.4

Diversified Consumer Services	2.5

Food Products	1.6

Capital Markets	1.5

Tobacco	1.2

Multiline Retail	1.1

Textiles, Apparel & Luxury Goods	1.0

Construction Materials	1.0

Machinery	1.0

Others (each less than 1.0%)	6.6

Short-Term Investments	2.3

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PT	Limited liability company
SGPS	Holding company
USD	United States Dollar

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $22,871,000.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	41

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 89.7%

Brazil — 7.1%

Ambev SA	370	1,743

Atacadao SA *	104	564

B3 SA — Brasil Bolsa Balcao *	184	1,620

Banco Bradesco SA (Preference) *	250	2,270

Cielo SA	218	430

CVC Brasil Operadora e Agencia de Viagens SA *	39	572

Engie Brasil Energia SA	67	767

Equatorial Energia SA *	50	1,054

Gerdau SA (Preference)	307	1,112

Itau Unibanco Holding SA (Preference)	426	3,685

Kroton Educacional SA	470	1,177

Lojas Renner SA	131	1,550

Petroleo Brasileiro SA (Preference)	498	3,447

Raia Drogasil SA *	66	1,147

Telefonica Brasil SA (Preference)	118	1,398

TIM Participacoes SA, ADR *	63	933

Vale SA, ADR	232	2,969

		26,438

Chile — 0.2%

Cencosud SA	194	368

Cia Cervecerias Unidas SA, ADR	16	436

		804

China — 33.0%

3SBio, Inc.(a)	394	728

51job, Inc., ADR *	10	912

AAC Technologies Holdings, Inc.	66	429

Alibaba Group Holding Ltd., ADR *	96	17,730

ANTA Sports Products Ltd.	163	1,146

Baidu, Inc., ADR *	16	2,588

Bank of China Ltd., Class H	6,691	3,195

Baoshan Iron & Steel Co. Ltd., Class A	616	657

BOE Technology Group Co. Ltd., Class A	691	371

CGN Power Co. Ltd., Class H (a)	2,882	760

China Conch Venture Holdings Ltd.	185	625

China Construction Bank Corp., Class H	7,489	6,602

China Everbright International Ltd.	996	977

China Life Insurance Co. Ltd., Class H	861	2,447

China Longyuan Power Group Corp. Ltd., Class H	1,259	868

China Merchants Bank Co. Ltd., Class H	465	2,299

China Mobile Ltd.	297	2,834

China Oilfield Services Ltd., Class H	708	758

China Overseas Land & Investment Ltd.	530	1,986

China Pacific Insurance Group Co. Ltd., Class H	392	1,607

China Petroleum & Chemical Corp., Class H	2,934	2,255

INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued

China Railway Group Ltd., Class H	729	575

China Shenhua Energy Co. Ltd., Class H	564	1,247

China State Construction International Holdings Ltd.	260	270

China Unicom Hong Kong Ltd.	1,188	1,411

China Vanke Co. Ltd., Class H	371	1,434

Chongqing Rural Commercial Bank Co. Ltd., Class H	861	504

CNOOC Ltd.	402	730

Country Garden Holdings Co. Ltd.	1,127	1,816

Country Garden Services Holdings Co. Ltd. *	516	953

CSPC Pharmaceutical Group Ltd.	530	1,023

Ctrip.com International Ltd., ADR *	36	1,582

ENN Energy Holdings Ltd.	111	1,051

Far East Horizon Ltd.	592	657

Focus Media Information Technology Co. Ltd., Class A	292	265

Fosun International Ltd.	331	514

Geely Automobile Holdings Ltd.	793	1,597

Greentown Service Group Co. Ltd. (a)	394	340

Guangdong Haid Group Co. Ltd., Class A	113	513

Hangzhou Robam Appliances Co. Ltd., Class A	159	690

Han’s Laser Technology Industry Group Co. Ltd., Class A	77	447

Industrial & Commercial Bank of China Ltd., Class H	5,763	4,335

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	100	459

JD.com, Inc., ADR *	13	388

Jiangsu Hengrui Medicine Co. Ltd., Class A	103	1,009

Kingdee International Software Group Co. Ltd.	879	1,079

Kweichow Moutai Co. Ltd., Class A	7	969

KWG Group Holdings Ltd.	575	674

Longfor Group Holdings Ltd.	208	767

Luxshare Precision Industry Co. Ltd., Class A	187	727

Midea Group Co. Ltd., Class A	135	1,050

NetEase, Inc., ADR	5	1,528

Nexteer Automotive Group Ltd.	265	416

PetroChina Co. Ltd., Class H	1,508	956

PICC Property & Casualty Co. Ltd., Class H	1,064	1,195

Pinduoduo, Inc., ADR *	29	653

Ping An Bank Co. Ltd., Class A	596	1,228

Ping An Insurance Group Co. of China Ltd., Class H	465	5,623

Postal Savings Bank of China Co. Ltd., Class H (a)	1,991	1,212

SAIC Motor Corp. Ltd., Class A	228	928

Shenzhou International Group Holdings Ltd.	107	1,440

Sinopharm Group Co. Ltd., Class H	313	1,231

Sunny Optical Technology Group Co. Ltd.	119	1,459

Tencent Holdings Ltd.	421	20,760

Wuxi Biologics Cayman, Inc. * (a)	133	1,335

Yum China Holdings, Inc.	46	2,193

		123,007

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Colombia — 0.3%

Bancolombia SA	105	1,282

Czech Republic — 0.4%

Komercni banka A/S	22	822

Moneta Money Bank A/S (a)	187	600

		1,422

Hong Kong — 0.2%

Haier Electronics Group Co. Ltd.	197	563

Hungary — 0.9%

MOL Hungarian Oil & Gas plc	86	995

OTP Bank Nyrt.	36	1,607

Richter Gedeon Nyrt.	39	784

		3,386

Indonesia — 2.4%

Astra International Tbk. PT	2,440	1,306

Bank Central Asia Tbk. PT	1,073	2,168

Bank Rakyat Indonesia Persero Tbk. PT *	6,578	2,022

Hanjaya Mandala Sampoerna Tbk. PT	2,984	734

Telekomunikasi Indonesia Persero Tbk. PT	6,049	1,611

Unilever Indonesia Tbk. PT	216	689

United Tractors Tbk. PT	152	291

		8,821

Malaysia — 1.4%

AirAsia Group Bhd.	643	425

CIMB Group Holdings Bhd.	482	615

IHH Healthcare Bhd	412	554

Petronas Chemicals Group Bhd.	530	1,153

Public Bank Bhd.	305	1,659

Tenaga Nasional Bhd.	292	868

		5,274

Mexico — 3.8%

Alfa SAB de CV, Class A	568	572

America Movil SAB de CV, Series L	3,164	2,348

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	490	822

Cemex SAB de CV, ADR *	77	353

Fomento Economico Mexicano SAB de CV, ADR	21	2,095

Grupo Aeroportuario del Pacifico SAB de CV, Class B	108	1,098

Grupo Aeroportuario del Sureste SAB de CV, Class B	57	936

Grupo Financiero Banorte SAB de CV, Class O	361	2,290

Grupo Mexico SAB de CV, Series B	518	1,522

Wal-Mart de Mexico SAB de CV	759	2,231

		14,267

INVESTMENTS	SHARES (000)	VALUE ($000)

Peru — 0.5%

Credicorp Ltd.	8	1,946

Philippines — 1.1%

Ayala Corp.	34	586

Ayala Land, Inc.	815	767

Bank of the Philippine Islands	198	323

International Container Terminal Services, Inc.	295	717

Jollibee Foods Corp.	117	682

Security Bank Corp.	83	288

Universal Robina Corp.	211	615

		3,978

Poland — 0.9%

CCC SA	12	656

CD Projekt SA *	16	883

Dino Polska SA * (a)	31	1,025

Polski Koncern Naftowy ORLEN SA	36	936

		3,500

Qatar — 0.2%

Qatar National Bank QPSC	14	731

Russia — 4.4%

Alrosa PJSC	729	1,063

Gazprom PJSC, ADR	159	794

LUKOIL PJSC, ADR	43	3,645

Magnitogorsk Iron & Steel Works PJSC	505	346

MMC Norilsk Nickel PJSC, ADR	52	1,164

Mobile TeleSystems PJSC, ADR	121	951

Moscow Exchange MICEX-RTS PJSC	616	869

Novatek PJSC, GDR (a)	6	1,125

Rosneft Oil Co. PJSC, GDR (a)	69	462

Sberbank of Russia PJSC, ADR	245	3,537

Severstal PJSC, GDR (a)	38	619

Tatneft PJSC, ADR	12	819

X5 Retail Group NV, GDR (a)	28	859

		16,253

South Africa — 6.3%

Absa Group Ltd.	112	1,293

AngloGold Ashanti Ltd., ADR	96	1,129

Bid Corp. Ltd.	67	1,406

Capitec Bank Holdings Ltd.	13	1,257

Clicks Group Ltd.	67	917

FirstRand Ltd.	428	2,037

Growthpoint Properties Ltd., REIT	497	865

Mr Price Group Ltd.	78	1,187

MTN Group Ltd.	55	398

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	43

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

South Africa — continued

Naspers Ltd., Class N	29	7,483

Netcare Ltd.	259	436

Pick n Pay Stores Ltd.	143	693

Sanlam Ltd.	208	1,113

Sappi Ltd.	106	506

Shoprite Holdings Ltd.	49	597

SPAR Group Ltd. (The)	62	845

Vodacom Group Ltd.	142	1,149

		23,311

South Korea — 13.0%

BGF retail Co. Ltd.	4	793

CJ Logistics Corp. *	4	542

Daelim Industrial Co. Ltd.	7	610

Hana Financial Group, Inc.	43	1,369

Hankook Tire Co. Ltd.	14	487

HDC Hyundai Development Co-Engineering & Construction, Class E	7	291

Hyundai Glovis Co. Ltd.	4	567

Hyundai Heavy Industries Holdings Co. Ltd.	2	544

Hyundai Mobis Co. Ltd.	8	1,580

Hyundai Motor Co.	16	1,860

Industrial Bank of Korea	60	727

KB Financial Group, Inc.	53	2,084

Kia Motors Corp.	31	1,199

Korea Electric Power Corp.	22	539

KT&G Corp.	17	1,443

LG Chem Ltd.	4	1,336

Lotte Chemical Corp.	5	1,056

Mando Corp.	20	563

NAVER Corp.	17	1,764

NCSoft Corp.	4	1,642

POSCO	9	1,871

Samsung Electronics Co. Ltd.	407	16,016

Samsung Fire & Marine Insurance Co. Ltd.	4	1,139

Samsung SDI Co. Ltd.	9	1,766

Shinhan Financial Group Co. Ltd.	50	1,886

SK Holdings Co. Ltd.	5	1,078

SK Hynix, Inc.	28	1,897

SK Innovation Co. Ltd.	4	601

S-Oil Corp.	14	1,080

Woori Financial Group, Inc.	1	10

		48,340

Taiwan — 10.7%

Advantech Co. Ltd.	51	413

INVESTMENTS	SHARES (000)	VALUE ($000)

Taiwan — continued

Asustek Computer, Inc.	132	1,009

Catcher Technology Co. Ltd.	166	1,316

Chailease Holding Co. Ltd.	288	1,228

Chicony Electronics Co. Ltd.	132	325

China Life Insurance Co. Ltd.	1,059	882

CTBC Financial Holding Co. Ltd.	2,519	1,726

Delta Electronics, Inc.	333	1,758

E.Sun Financial Holding Co. Ltd.	1,920	1,577

Far EasTone Telecommunications Co. Ltd.	258	633

Formosa Chemicals & Fibre Corp.	265	954

Formosa Plastics Corp.	532	1,931

Fubon Financial Holding Co. Ltd.	929	1,373

Globalwafers Co. Ltd.	67	734

Hon Hai Precision Industry Co. Ltd.	463	1,304

Inventec Corp.	1,109	891

Largan Precision Co. Ltd.	10	1,501

Mega Financial Holding Co. Ltd.	793	761

Quanta Computer, Inc.	532	1,020

Taiwan Mobile Co. Ltd.	183	669

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	348	15,246

Uni-President Enterprises Corp.	396	941

Vanguard International Semiconductor Corp.	396	880

Yuanta Financial Holding Co. Ltd.	1,564	907

		39,979

Thailand — 2.2%

Kasikornbank PCL	272	1,623

Minor International PCL	775	911

PTT Exploration & Production PCL	126	526

PTT PCL	1,302	1,988

Siam Cement PCL (The) (Registered)	86	1,240

Siam Commercial Bank PCL (The)	279	1,133

Thai Oil PCL	436	945

		8,366

Turkey — 0.4%

BIM Birlesik Magazalar A/S	21	297

Ford Otomotiv Sanayi A/S	40	350

Tofas Turk Otomobil Fabrikasi A/S	128	385

Turkcell Iletisim Hizmetleri A/S	206	432

		1,464

United Arab Emirates — 0.2%

DP World plc	28	559

United Kingdom — 0.1%

Mondi Ltd.	15	335

Total Common Stocks (Cost $321,640)		334,026

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange Traded Funds — 9.4%

United States

iShares MSCI India ETF (Cost $31,948)	985	34,994

	NO. OF WARRANTS (000)
Warrants — 0.0%

Thailand — 0.0%

Minor International PCL expiring 12/31/2021, price 1.00 THB * (Cost $—)	39	—

	SHARES (000)
Short-Term Investments — 0.7%

Investment Companies — 0.7%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (b) (c) (Cost $2,387)	2,386	2,387

Total Investments — 99.8% (Cost $355,975)		371,407
Other Assets Less Liabilities — 0.2%		905

NET ASSETS — 100.0%		372,312

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	16.6%

Mutual Funds	9.4

Internet & Direct Marketing Retail	7.5

Interactive Media & Services	6.8

Oil, Gas & Consumable Fuels	6.1

Technology Hardware, Storage & Peripherals	5.7

Semiconductors & Semiconductor Equipment	5.0

Insurance	4.1

Metals & Mining	3.4

Food & Staples Retailing	3.2

Wireless Telecommunication Services	2.8

Electronic Equipment, Instruments & Components	2.3

Automobiles	2.1

Real Estate Management & Development	2.0

Chemicals	1.7

Beverages	1.4

Diversified Financial Services	1.2

Diversified Telecommunication Services	1.2

Hotels, Restaurants & Leisure	1.2

Entertainment	1.1

Others (each less than 1.0%)	14.6

Short-Term Investments	0.6

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PJSC	Public Joint Stock Company
PT	Limited liability company
REIT	Real Estate Investment Trust
THB	Thai Baht

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	45

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

MSCI Emerging Markets E-Mini Index	35	06/2019	USD	1,889	41

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%

Australia — 3.9%

BHP Group plc	358	8,446

Rio Tinto plc	248	14,449

		22,895

Belgium — 1.9%

KBC Group NV	147	10,917

Denmark — 1.3%

Royal Unibrew A/S	108	7,746

Finland — 3.2%

Neste OYJ (a)	452	14,953

UPM-Kymmene OYJ	140	3,954

		18,907

France — 16.7%

Air France-KLM *	687	7,928

Airbus SE (a)	78	10,717

Capgemini SE	55	6,662

Casino Guichard Perrachon SA (a)	16	653

Cie Generale des Etablissements Michelin SCA	62	8,063

Eiffage SA	77	8,010

Faurecia SA	110	5,575

Kering SA (a)	29	17,127

LVMH Moet Hennessy Louis Vuitton SE (a)	13	5,078

Peugeot SA (a)	280	7,342

Safran SA	69	10,091

TOTAL SA	186	10,348

		97,594

Germany — 9.1%

Allianz SE (Registered)	83	19,994

Deutsche Telekom AG (Registered)	664	11,121

Hannover Rueck SE	37	5,580

MTU Aero Engines AG	32	7,646

Volkswagen AG (Preference)	49	8,539

		52,880

Italy — 5.4%

Enel SpA	2,323	14,713

Eni SpA	695	11,841

Poste Italiane SpA (b)	479	5,123

		31,677

Netherlands — 8.3%

ABN AMRO Group NV, CVA (a) (b)	335	7,896

Adyen NV * (b)	10	7,826

ASML Holding NV (a)	25	5,304

ASR Nederland NV	180	8,007

INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued

ING Groep NV	504	6,425

Koninklijke Ahold Delhaize NV	268	6,453

NN Group NV	145	6,346

		48,257

Norway — 1.2%

DNB ASA *	375	7,202

South Africa — 1.4%

Anglo American plc	308	7,982

Spain — 5.8%

ACS Actividades de Construccion y Servicios SA	261	12,013

Repsol SA	791	13,422

Telefonica SA	1,027	8,563

		33,998

Sweden — 3.1%

Evolution Gaming Group AB (b)	27	2,771

Telefonaktiebolaget LM Ericsson, Class B	1,021	10,102

Volvo AB, Class B	317	5,076

		17,949

Switzerland — 19.7%

Alcon, Inc. *	59	3,424

Logitech International SA (Registered)	152	5,956

Nestle SA (Registered)	310	29,828

Novartis AG (Registered)	297	24,360

Roche Holding AG	102	26,917

Swisscom AG (Registered) (a)	20	9,229

Zurich Insurance Group AG	47	15,088

		114,802

United Kingdom — 15.4%

Ashtead Group plc	249	6,918

BP plc	1,431	10,405

BT Group plc	2,071	6,181

Diageo plc	260	10,972

Fevertree Drinks plc	88	3,602

GlaxoSmithKline plc	831	17,063

HSBC Holdings plc	653	5,692

Imperial Brands plc	268	8,539

Linde plc	46	8,346

Micro Focus International plc	146	3,713

Persimmon plc	135	3,942

Taylor Wimpey plc	1,873	4,442

		89,815

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	47

JPMorgan Europe Dynamic Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

United States — 1.0%

Burford Capital Ltd.	259	5,532

Total Common Stocks (Cost $535,172)		568,153

Short-Term Investments — 1.0%

Investment Companies — 1.0%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (c) (d) (Cost $5,721)	5,720	5,721

Investment of Cash Collateral from Securities Loaned — 10.3%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	45,995	46,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	14,001	14,001

Total Investment of Cash Collateral from Securities Loaned (Cost $60,001)		60,001

Total Investments — 108.7% (Cost $600,894)		633,875
Liabilities in Excess of Other Assets — (8.7)%		(50,649)

NET ASSETS — 100.0%		583,226

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	10.8%

Oil, Gas & Consumable Fuels	9.6

Insurance	9.5

Investment of cash collateral from securities loaned	9.5

Banks	6.0

Diversified Telecommunication Services	5.5

Metals & Mining	4.9

Food Products	4.7

Aerospace & Defense	4.5

Beverages	3.5

Textiles, Apparel & Luxury Goods	3.5

Construction & Engineering	3.2

Automobiles	2.5

Electric Utilities	2.3

IT Services	2.3

Auto Components	2.2

INDUSTRY	PERCENTAGE

Communications Equipment	1.6%

Tobacco	1.3

Household Durables	1.3

Chemicals	1.3

Airlines	1.3

Food & Staples Retailing	1.1

Trading Companies & Distributors	1.1

Others (each less than 1.0%)	5.6

Short-Term Investments	0.9

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $50,821,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%

Argentina — 0.0% (a)

MercadoLibre, Inc. *	4	2,160

Australia — 3.0%

AGL Energy Ltd.	63	981

Alumina Ltd.	647	1,024

Amcor Ltd.	182	2,054

AMP Ltd.	342	549

APA Group	176	1,194

Aristocrat Leisure Ltd.	42	781

ASX Ltd.	16	856

Aurizon Holdings Ltd.	388	1,301

Australia & New Zealand Banking Group Ltd.	379	7,269

Bendigo & Adelaide Bank Ltd.	64	462

BHP Group Ltd.	384	10,174

BHP Group plc	213	5,017

Boral Ltd.	161	550

Brambles Ltd.	184	1,568

Caltex Australia Ltd.	45	856

Challenger Ltd.	72	415

Coca-Cola Amatil Ltd.	138	856

Cochlear Ltd.	11	1,404

Coles Group Ltd. *	130	1,152

Commonwealth Bank of Australia	202	10,617

Computershare Ltd.	102	1,284

Crown Resorts Ltd.	10	95

CSL Ltd.	54	7,591

Dexus, REIT	156	1,374

Fortescue Metals Group Ltd.	139	702

Goodman Group, REIT	292	2,713

GPT Group (The), REIT	134	544

Incitec Pivot Ltd.	204	484

Insurance Australia Group Ltd.	245	1,362

Lendlease Group	70	652

Macquarie Group Ltd.	41	3,923

Medibank Pvt Ltd.	330	664

Mirvac Group, REIT	940	1,882

National Australia Bank Ltd.	334	5,962

Newcrest Mining Ltd.	86	1,514

Oil Search Ltd.	195	1,070

Orica Ltd.	75	979

Origin Energy Ltd.	182	948

QBE Insurance Group Ltd.	214	1,950

Ramsay Health Care Ltd. (b)	22	1,018

REA Group Ltd.	14	798

Rio Tinto Ltd.	60	4,053

INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued

Rio Tinto plc	220	12,851

Santos Ltd.	215	1,086

Scentre Group, REIT	976	2,631

SEEK Ltd.	6	80

Sonic Healthcare Ltd.	36	656

South32 Ltd.	786	1,857

Stockland, REIT	371	987

Suncorp Group Ltd.	206	1,928

Sydney Airport	208	1,117

Tabcorp Holdings Ltd.	295	995

Telstra Corp. Ltd.	522	1,242

TPG Telecom Ltd.	118	563

Transurban Group	298	2,822

Treasury Wine Estates Ltd.	74	901

Vicinity Centres, REIT	510	915

Wesfarmers Ltd.	130	3,290

Westpac Banking Corp.	389	7,552

Woodside Petroleum Ltd.	85	2,131

Woolworths Group Ltd.	180	4,032

		138,278

Austria — 0.1%

Erste Group Bank AG *	170	6,804

Belgium — 0.3%

Anheuser-Busch InBev SA/NV	59	5,250

KBC Group NV	85	6,293

		11,543

Canada — 3.5%

Agnico Eagle Mines Ltd.	30	1,248

Alimentation Couche-Tard, Inc., Class B	60	3,557

ARC Resources Ltd. (b)	51	327

Bank of Montreal	90	7,085

Bank of Nova Scotia (The)	162	8,938

Barrick Gold Corp.	159	2,027

BCE, Inc.	22	990

Brookfield Asset Management, Inc., Class A	128	6,163

Canadian Imperial Bank of Commerce	57	4,777

Canadian National Railway Co.	109	10,095

Canadian Natural Resources Ltd.	156	4,697

Canadian Pacific Railway Ltd.	21	4,661

Canadian Tire Corp. Ltd., Class A (b)	10	1,095

Cenovus Energy, Inc.	121	1,199

CGI, Inc. *	32	2,282

Constellation Software, Inc.	3	2,405

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	49

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Canada — continued

Dollarama, Inc.	50	1,498

Enbridge, Inc.	112	4,149

Encana Corp.	122	847

Fairfax Financial Holdings Ltd.	3	1,526

Fortis, Inc.	40	1,477

Franco-Nevada Corp.	25	1,766

George Weston Ltd.	4	326

Gildan Activewear, Inc.	35	1,276

Great-West Lifeco, Inc.	42	1,052

Imperial Oil Ltd.	42	1,233

Intact Financial Corp.	19	1,534

Inter Pipeline Ltd. (b)	51	830

Kinross Gold Corp. *	179	569

Loblaw Cos. Ltd. (b)	32	1,587

Magna International, Inc.	57	3,167

Manulife Financial Corp.	281	5,180

Metro, Inc.	36	1,308

National Bank of Canada (b)	48	2,266

Nutrien Ltd.	95	5,126

Open Text Corp.	36	1,398

Pembina Pipeline Corp.	54	1,931

Power Corp. of Canada	54	1,228

Power Financial Corp.	38	895

Restaurant Brands International, Inc.	31	2,045

Rogers Communications, Inc., Class B	52	2,604

Royal Bank of Canada	194	15,491

Saputo, Inc.	37	1,251

Shaw Communications, Inc., Class B	58	1,179

SNC-Lavalin Group, Inc.	22	558

Sun Life Financial, Inc.	88	3,653

Suncor Energy, Inc.	222	7,307

Teck Resources Ltd., Class B	77	1,818

Thomson Reuters Corp.	49	3,036

Toronto-Dominion Bank (The)	245	13,978

TransCanada Corp.	101	4,830

Wheaton Precious Metals Corp.	60	1,291

		162,756

China — 0.1%

BOC Hong Kong Holdings Ltd.	538	2,409

Yangzijiang Shipbuilding Holdings Ltd.	347	401

		2,810

Denmark — 0.5%

Carlsberg A/S, Class B	30	3,900

Chr Hansen Holding A/S	34	3,470

INVESTMENTS	SHARES (000)	VALUE ($000)

Denmark — continued

Novo Nordisk A/S, Class B	276	13,503

Novozymes A/S, Class B	93	4,322

		25,195

Finland — 0.5%

Elisa OYJ	114	4,855

Nokia OYJ	592	3,112

Nordea Bank Abp	812	6,392

UPM-Kymmene OYJ	212	5,996

Wartsila OYJ Abp	285	4,571

		24,926

France — 4.1%

Accor SA	123	5,179

Air Liquide SA	66	8,802

Airbus SE	95	13,043

Alstom SA	108	4,749

Arkema SA	53	5,407

AXA SA (b)	278	7,404

BioMerieux	51	4,053

BNP Paribas SA	208	11,066

Capgemini SE	43	5,255

Eiffage SA	47	4,925

Kering SA (b)	10	5,625

L’Oreal SA (b)	20	5,614

LVMH Moet Hennessy Louis Vuitton SE	44	17,225

Orange SA	420	6,562

Pernod Ricard SA	41	7,164

Renault SA	112	7,658

Sanofi	95	8,276

Schneider Electric SE (b)	149	12,607

Thales SA	57	6,789

TOTAL SA	340	18,910

Valeo SA	138	5,013

Vinci SA	127	12,792

Vivendi SA	123	3,584

		187,702

Germany — 2.8%

adidas AG	38	9,844

Allianz SE (Registered)	61	14,710

BASF SE	47	3,860

Bayer AG (Registered)	80	5,332

Daimler AG (Registered) *	73	4,800

Deutsche Post AG (Registered) *	254	8,821

Deutsche Telekom AG (Registered)	494	8,272

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Germany — continued

Fresenius SE & Co. KGaA	126	7,176

Infineon Technologies AG	329	7,810

Merck KGaA	43	4,577

Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	34	8,502

RWE AG *	235	6,021

SAP SE	124	15,955

Siemens AG (Registered)	98	11,722

Volkswagen AG (Preference)	57	9,922

		127,324

Hong Kong — 1.3%

AIA Group Ltd.	1,442	14,761

ASM Pacific Technology Ltd.	50	581

Bank of East Asia Ltd. (The)	41	129

CK Asset Holdings Ltd.	255	2,049

CK Hutchison Holdings Ltd.	385	4,046

CK Infrastructure Holdings Ltd.	127	1,030

CLP Holdings Ltd.	265	3,008

Hang Lung Properties Ltd.	59	139

Hang Seng Bank Ltd.	120	3,161

Henderson Land Development Co. Ltd.	234	1,442

HKT Trust & HKT Ltd.	414	642

Hong Kong & China Gas Co. Ltd.	1,278	3,051

Hong Kong Exchanges & Clearing Ltd.	132	4,568

Hongkong Land Holdings Ltd.	140	976

Jardine Matheson Holdings Ltd.	14	915

Kerry Properties Ltd.	198	845

Link REIT, REIT	257	2,997

MTR Corp. Ltd.	150	894

New World Development Co. Ltd.	457	757

NWS Holdings Ltd.	305	634

Power Assets Holdings Ltd.	161	1,120

Sino Land Co. Ltd.	676	1,189

Sun Hung Kai Properties Ltd.	210	3,616

Swire Pacific Ltd., Class A	118	1,494

Techtronic Industries Co. Ltd.	83	601

WH Group Ltd. (c)	773	914

Wharf Holdings Ltd. (The)	259	744

Wharf Real Estate Investment Co. Ltd.	210	1,609

Wheelock & Co. Ltd.	194	1,383

Yue Yuen Industrial Holdings Ltd.	186	599

		59,894

Ireland — 0.5%

CRH plc	233	7,829

James Hardie Industries plc, CHDI	77	1,049

INVESTMENTS	SHARES (000)		VALUE ($000)

Ireland — continued

Kerry Group plc, Class A	53		5,976

Kingspan Group plc	108		5,656

Ryanair Holdings plc, ADR *	50		3,853

			24,363

Israel — 0.1%

Teva Pharmaceutical Industries Ltd., ADR *	155		2,355

Italy — 0.7%

Davide Campari-Milano SpA	481		4,851

Enel SpA	1,913		12,114

Intesa Sanpaolo SpA	832		2,179

Snam SpA	789		4,015

UniCredit SpA	482		6,677

			29,836

Japan — 8.0%

AEON Financial Service Co. Ltd.	26		544

AGC, Inc.	40		1,361

Ajinomoto Co., Inc.	98		1,579

Alfresa Holdings Corp.	25		706

Amada Holdings Co. Ltd.	131		1,473

Asahi Group Holdings Ltd.	81		3,523

Asahi Kasei Corp.	81		836

Astellas Pharma, Inc.	147		1,996

Bandai Namco Holdings, Inc.	66		3,155

Bridgestone Corp.	109		4,324

Canon, Inc.	93		2,592

Central Japan Railway Co.	13		2,710

Chubu Electric Power Co., Inc.	120		1,748

Chugai Pharmaceutical Co. Ltd.	19		1,211

Concordia Financial Group Ltd.	347		1,354

Dai Nippon Printing Co. Ltd.	29		681

Daicel Corp.	174		1,946

Dai-ichi Life Holdings, Inc.	95		1,376

Daiichi Sankyo Co. Ltd.	105		5,167

Daikin Industries Ltd.	43		5,449

Daito Trust Construction Co. Ltd.	10		1,393

Daiwa House Industry Co. Ltd.	109		3,044

Daiwa House REIT Investment Corp., REIT	—	(d)	636

Denso Corp.	29		1,250

Dentsu, Inc.	8		336

East Japan Railway Co.	52		4,938

Eisai Co. Ltd.	27		1,578

Electric Power Development Co. Ltd.	91		2,104

FANUC Corp.	16		2,987

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	51

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — continued

Japan — continued

Fast Retailing Co. Ltd.	7		4,166

FUJIFILM Holdings Corp.	71		3,326

Fujitsu Ltd.	7		485

Hakuhodo DY Holdings, Inc.	47		786

Hankyu Hanshin Holdings, Inc.	19		699

Hino Motors Ltd.	110		1,038

Hisamitsu Pharmaceutical Co., Inc.	7		315

Hitachi High-Technologies Corp.	32		1,426

Hitachi Ltd.	168		5,584

Honda Motor Co. Ltd.	239		6,674

Hoya Corp.	24		1,681

Inpex Corp.	41		394

ITOCHU Corp.	244		4,403

J Front Retailing Co. Ltd.	136		1,663

Japan Airlines Co. Ltd.	63		2,058

Japan Exchange Group, Inc.	83		1,349

Japan Post Holdings Co. Ltd., ADR	55		618

Japan Prime Realty Investment Corp., REIT	—	(d)	668

Japan Real Estate Investment Corp., REIT	—	(d)	704

Japan Retail Fund Investment Corp., REIT	—	(d)	845

Japan Tobacco, Inc.	120		2,778

JFE Holdings, Inc.	58		995

JTEKT Corp.	46		595

JXTG Holdings, Inc.	608		2,960

Kao Corp.	81		6,261

Kawasaki Heavy Industries Ltd.	70		1,642

KDDI Corp.	158		3,644

Keikyu Corp.	34		572

Keyence Corp.	13		7,935

Kikkoman Corp.	7		345

Kintetsu Group Holdings Co. Ltd.	16		702

Kirin Holdings Co. Ltd.	100		2,266

Komatsu Ltd.	121		3,123

Kose Corp.	5		899

Kubota Corp.	37		559

Kyocera Corp.	19		1,209

Kyowa Hakko Kirin Co. Ltd.	102		1,975

M3, Inc.	77		1,371

Marui Group Co. Ltd.	99		2,022

Mazda Motor Corp.	68		804

Mebuki Financial Group, Inc.	448		1,143

MEIJI Holdings Co. Ltd.	7		583

MINEBEA MITSUMI, Inc.	68		1,218

Mitsubishi Corp.	207		5,705

Mitsubishi Electric Corp.	304		4,353

INVESTMENTS	SHARES (000)		VALUE ($000)

Japan — continued

Mitsubishi Estate Co. Ltd.	240		4,063

Mitsubishi Tanabe Pharma Corp.	25		320

Mitsubishi UFJ Financial Group, Inc.	1,531		7,598

Mitsui & Co. Ltd.	214		3,455

Mitsui Chemicals, Inc.	81		1,986

Mitsui Fudosan Co. Ltd.	123		2,851

Mizuho Financial Group, Inc.	1,539		2,404

MS&AD Insurance Group Holdings, Inc.	46		1,417

Murata Manufacturing Co. Ltd.	86		4,308

Nexon Co. Ltd. *	68		974

NGK Spark Plug Co. Ltd.	69		1,351

Nidec Corp.	36		5,099

Nintendo Co. Ltd.	16		5,476

Nippon Building Fund, Inc., REIT	—	(d)	818

Nippon Prologis REIT, Inc., REIT	—	(d)	552

Nippon Steel Corp.	121		2,171

Nippon Telegraph & Telephone Corp.	122		5,089

Nippon Yusen KK	57		974

Nissan Motor Co. Ltd.	256		2,054

Nitori Holdings Co. Ltd.	13		1,503

Nitto Denko Corp.	38		2,044

Nomura Holdings, Inc.	274		1,039

Nomura Real Estate Master Fund, Inc., REIT	—	(d)	661

Nomura Research Institute Ltd.	55		2,687

NSK Ltd.	67		696

NTT DOCOMO, Inc.	206		4,467

Obayashi Corp.	190		1,871

Obic Co. Ltd.	6		673

Oji Holdings Corp.	118		709

Olympus Corp.	140		1,576

Ono Pharmaceutical Co. Ltd.	64		1,210

Oriental Land Co. Ltd.	13		1,405

ORIX Corp.	246		3,486

Otsuka Corp.	63		2,462

Otsuka Holdings Co. Ltd.	82		2,942

Panasonic Corp.	399		3,678

Persol Holdings Co. Ltd.	102		1,921

Rakuten, Inc.	51		566

Recruit Holdings Co. Ltd.	120		3,620

Renesas Electronics Corp. *	222		1,187

Resona Holdings, Inc.	173		733

Ricoh Co. Ltd.	35		354

Rohm Co. Ltd.	23		1,659

Ryohin Keikaku Co. Ltd.	6		1,068

Santen Pharmaceutical Co. Ltd.	52		791

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Japan — continued

SBI Holdings, Inc.	33	710

Secom Co. Ltd.	8	707

Seibu Holdings, Inc.	126	2,051

Seiko Epson Corp.	63	1,010

Sekisui House Ltd.	83	1,341

Seven & i Holdings Co. Ltd.	124	4,288

Shimano, Inc.	7	1,058

Shimizu Corp.	75	644

Shin-Etsu Chemical Co. Ltd.	56	5,305

Shinsei Bank Ltd.	66	922

Shionogi & Co. Ltd.	14	818

Shiseido Co. Ltd.	54	4,255

Showa Denko KK	18	628

SMC Corp.	7	3,007

SoftBank Group Corp.	88	9,288

Sompo Holdings, Inc.	24	895

Sony Corp.	159	8,004

Stanley Electric Co. Ltd.	23	626

Subaru Corp.	14	336

SUMCO Corp.	50	665

Sumitomo Chemical Co. Ltd.	134	671

Sumitomo Electric Industries Ltd.	104	1,382

Sumitomo Metal Mining Co. Ltd.	43	1,346

Sumitomo Mitsui Financial Group, Inc.	188	6,826

Sumitomo Mitsui Trust Holdings, Inc.	60	2,087

Sumitomo Realty & Development Co. Ltd.	19	702

Suntory Beverage & Food Ltd.	15	654

Suzuken Co. Ltd.	25	1,453

Suzuki Motor Corp.	70	3,208

T&D Holdings, Inc.	151	1,632

Takeda Pharmaceutical Co. Ltd.	160	5,886

TDK Corp.	9	806

Terumo Corp.	10	296

THK Co. Ltd.	31	814

Tohoku Electric Power Co., Inc.	84	960

Tokio Marine Holdings, Inc.	107	5,406

Tokyo Electric Power Co. Holdings, Inc. *	83	468

Tokyo Electron Ltd.	9	1,381

Tokyo Gas Co. Ltd.	71	1,796

Tokyu Corp.	162	2,650

Tokyu Fudosan Holdings Corp.	162	916

Toppan Printing Co. Ltd.	33	531

Toray Industries, Inc.	350	2,392

Toshiba Corp.	58	1,926

Toyota Industries Corp.	10	578

INVESTMENTS	SHARES (000)		VALUE ($000)

Japan — continued

Toyota Motor Corp.	276		17,056

Toyota Tsusho Corp.	23		767

Unicharm Corp.	20		663

United Urban Investment Corp., REIT	—	(d)	631

Yahoo Japan Corp.	165		439

Yakult Honsha Co. Ltd.	7		505

Yamato Holdings Co. Ltd.	46		991

Yaskawa Electric Corp.	21		793

ZOZO, Inc.	19		339

			370,015

Luxembourg — 0.1%

Eurofins Scientific SE (b)	8		3,755

Macau — 0.1%

Galaxy Entertainment Group Ltd.	322		2,411

Sands China Ltd.	378		2,083

Wynn Macau Ltd.	235		677

			5,171

Netherlands — 2.0%

Akzo Nobel NV (b)	77		6,506

ASML Holding NV (b)	64		13,301

Heineken NV (b)	50		5,448

ING Groep NV	771		9,841

Koninklijke Ahold Delhaize NV	207		4,997

Koninklijke Philips NV	123		5,290

NN Group NV	129		5,647

NXP Semiconductors NV	42		4,488

Royal Dutch Shell plc, Class A	623		19,855

Royal Dutch Shell plc, Class B	315		10,161

Wolters Kluwer NV	96		6,682

			92,216

New Zealand — 0.1%

Auckland International Airport Ltd.	199		1,059

Fletcher Building Ltd.	178		612

Ryman Healthcare Ltd.	88		715

Spark New Zealand Ltd.	381		934

			3,320

Norway — 0.1%

Telenor ASA (b)	324		6,505

Singapore — 0.5%

Ascendas, REIT	447		988

CapitaLand Ltd.	498		1,295

CapitaLand Mall Trust, REIT	334		595

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	53

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Singapore — continued

ComfortDelGro Corp. Ltd.	290	574

DBS Group Holdings Ltd.	269	5,590

Genting Singapore Ltd.	650	471

Jardine Cycle & Carriage Ltd.	14	369

Keppel Corp. Ltd.	246	1,226

Oversea-Chinese Banking Corp. Ltd.	466	4,152

Singapore Exchange Ltd.	67	363

Singapore Press Holdings Ltd.	153	283

Singapore Telecommunications Ltd.	961	2,241

United Overseas Bank Ltd.	149	3,053

Wilmar International Ltd.	446	1,194

		22,394

Spain — 1.0%

Amadeus IT Group SA	98	7,799

Banco Bilbao Vizcaya Argentaria SA (b)	501	3,048

Banco Santander SA (b)	1,620	8,212

Endesa SA	235	5,869

Iberdrola SA	1,456	13,228

Industria de Diseno Textil SA	70	2,124

Repsol SA	208	3,525

Telefonica SA	352	2,933

		46,738

Sweden — 0.5%

Lundin Petroleum AB	153	4,976

Sandvik AB	291	5,385

SKF AB, Class B (b)	227	4,210

Svenska Handelsbanken AB, Class A	295	3,217

Volvo AB, Class B	213	3,406

		21,194

Switzerland — 2.7%

ABB Ltd. (Registered) *	159	3,264

Alcon, Inc. *	58	3,319

Cie Financiere Richemont SA (Registered)	61	4,477

Credit Suisse Group AG (Registered) *	628	8,345

Glencore plc *	2,232	8,855

Lonza Group AG (Registered) *	23	7,175

Nestle SA (Registered)	364	35,055

Novartis AG (Registered)	288	23,614

Roche Holding AG	92	24,271

UBS Group AG (Registered) *	322	4,315

Zurich Insurance Group AG	9	2,871

		125,561

INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — 5.0%

3i Group plc	494	6,910

AstraZeneca plc	93	6,906

Barclays plc	1,419	3,045

Beazley plc	531	4,001

BP plc	2,145	15,598

British American Tobacco plc	162	6,342

Burberry Group plc	235	6,182

Compass Group plc	154	3,494

DCC plc	39	3,466

Diageo plc	388	16,363

Fiat Chrysler Automobiles NV	126	1,943

GlaxoSmithKline plc	402	8,253

HSBC Holdings plc	1,810	15,770

Imperial Brands plc	229	7,299

InterContinental Hotels Group plc	93	6,007

Intertek Group plc	73	5,113

Johnson Matthey plc	91	3,949

Liberty Global plc, Class A *	8	219

Liberty Global plc, Class C *	44	1,161

Linde plc	60	10,876

Lloyds Banking Group plc	6,197	5,068

London Stock Exchange Group plc	94	6,143

Prudential plc	604	13,722

Reckitt Benckiser Group plc	57	4,594

RELX plc	335	7,692

Rolls-Royce Holdings plc *	161	1,930

SSE plc	325	4,856

St James’s Place plc	284	4,173

Standard Chartered plc	858	7,847

Taylor Wimpey plc	2,728	6,468

Tesco plc	2,599	8,481

Unilever NV, CVA (b)	297	17,972

Unilever plc	94	5,698

Vodafone Group plc	2,269	4,208

		231,749

United States — 62.0%

3M Co.	10	1,801

Abbott Laboratories	68	5,402

AbbVie, Inc.	82	6,478

Accenture plc, Class A	73	13,387

Adobe, Inc. *	52	14,990

Advance Auto Parts, Inc.	31	5,236

AES Corp.	76	1,300

Akamai Technologies, Inc. *	11	911

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

United States — continued

Alexion Pharmaceuticals, Inc. *	68	9,293

Alleghany Corp. *	1	493

Allergan plc	49	7,265

Alliance Data Systems Corp.	23	3,603

Allstate Corp. (The)	73	7,259

Alphabet, Inc., Class A *	34	41,297

Alphabet, Inc., Class C *	42	50,226

Altice USA, Inc., Class A	174	4,092

Altria Group, Inc.	203	11,012

Amazon.com, Inc. *	49	94,145

American Electric Power Co., Inc.	170	14,524

American Express Co.	143	16,762

American Financial Group, Inc.	10	1,070

American International Group, Inc.	242	11,515

American Tower Corp., REIT	7	1,391

Amgen, Inc.	27	4,888

Analog Devices, Inc.	165	19,229

Anthem, Inc.	56	14,769

Apple, Inc.	542	108,718

Aramark	29	891

Arch Capital Group Ltd. *	17	562

Arrow Electronics, Inc. *	10	877

AT&T, Inc.	358	11,096

Automatic Data Processing, Inc.	132	21,664

AutoZone, Inc. *	12	11,921

AvalonBay Communities, Inc., REIT	45	9,000

Avery Dennison Corp.	58	6,415

Bank of America Corp.	1,485	45,412

Bank of New York Mellon Corp. (The)	289	14,344

BB&T Corp. (b)	87	4,437

Becton Dickinson and Co.	48	11,523

Berkshire Hathaway, Inc., Class B *	140	30,238

Best Buy Co., Inc.	157	11,695

Biogen, Inc. *	34	7,808

BioMarin Pharmaceutical, Inc. *	18	1,529

BlackRock, Inc.	18	8,729

Boeing Co. (The)	42	16,009

Booking Holdings, Inc. *	5	8,349

BorgWarner, Inc.	94	3,921

Boston Properties, Inc., REIT	23	3,133

Boston Scientific Corp. *	484	17,971

Bristol-Myers Squibb Co.	57	2,658

Broadcom, Inc.	62	19,786

Camden Property Trust, REIT	8	818

Capital One Financial Corp.	98	9,098

INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued

Carnival plc	79	4,212

Caterpillar, Inc.	64	8,956

CBRE Group, Inc., Class A *	38	2,001

CDK Global, Inc.	15	913

CDW Corp.	17	1,756

Celanese Corp.	95	10,239

Celgene Corp. *	102	9,682

Charles Schwab Corp. (The)	218	10,000

Charter Communications, Inc., Class A *	52	19,258

Cheniere Energy, Inc. *	12	788

Chevron Corp.	202	24,221

Chubb Ltd.	39	5,592

Cigna Corp.	91	14,503

Cisco Systems, Inc.	257	14,369

Citigroup, Inc.	480	33,959

Citizens Financial Group, Inc.	209	7,559

CME Group, Inc.	9	1,557

Coca-Cola Co. (The)	743	36,441

Comcast Corp., Class A	683	29,745

CommScope Holding Co., Inc. *	21	511

Concho Resources, Inc.	73	8,439

Constellation Brands, Inc., Class A	7	1,403

Cooper Cos., Inc. (The)	5	1,328

Crown Holdings, Inc. *	60	3,513

CSX Corp.	19	1,521

Cummins, Inc.	68	11,349

CVS Health Corp.	115	6,274

Danaher Corp.	69	9,091

Darden Restaurants, Inc.	12	1,409

DaVita, Inc. *	61	3,382

Deere & Co.	84	13,909

Dell Technologies, Inc., Class C *	16	1,062

Delta Air Lines, Inc.	161	9,409

DexCom, Inc. *	4	459

Diamondback Energy, Inc.	93	9,886

Digital Realty Trust, Inc., REIT	33	3,856

Discovery, Inc., Class A *(b)	180	5,558

Discovery, Inc., Class C *	216	6,203

DISH Network Corp., Class A *	25	878

Dollar General Corp.	51	6,421

Dow, Inc. *	123	6,962

DowDuPont, Inc.	368	14,156

Duke Realty Corp., REIT	44	1,366

DXC Technology Co.	30	1,997

E*TRADE Financial Corp.	28	1,394

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	55

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

United States — continued

East West Bancorp, Inc.	17	850

Eastman Chemical Co.	128	10,124

Eaton Corp. plc	189	15,685

Edison International	144	9,210

Elanco Animal Health, Inc. *	19	600

Electronic Arts, Inc. *	105	9,915

Eli Lilly & Co.	169	19,821

Emerson Electric Co.	76	5,369

EOG Resources, Inc.	196	18,806

Equinix, Inc., REIT	9	3,946

Equity Residential, REIT	90	6,908

Essex Property Trust, Inc., REIT	12	3,286

Estee Lauder Cos., Inc. (The), Class A	9	1,475

Everest Re Group Ltd.	5	1,207

Exelon Corp.	318	16,200

Expedia Group, Inc.	85	11,007

Exxon Mobil Corp.	294	23,569

F5 Networks, Inc. *	6	961

Facebook, Inc., Class A *	201	38,959

Federal Realty Investment Trust, REIT	49	6,577

Ferguson plc	98	6,983

Fidelity National Financial, Inc.	13	515

Fidelity National Information Services, Inc.	56	6,547

First Data Corp., Class A *	145	3,748

FirstEnergy Corp.	118	4,968

Flex Ltd. *	29	319

Ford Motor Co.	470	4,908

Fortinet, Inc. *	16	1,512

Freeport-McMoRan, Inc.	153	1,878

General Dynamics Corp.	94	16,757

General Motors Co.	72	2,800

Gilead Sciences, Inc.	129	8,371

H&R Block, Inc.	22	599

Hartford Financial Services Group, Inc. (The)	207	10,825

HD Supply Holdings, Inc. *	117	5,324

Hewlett Packard Enterprise Co.	166	2,629

Hilton Worldwide Holdings, Inc.	94	8,220

Hologic, Inc. *	32	1,481

Home Depot, Inc. (The)	176	35,902

Honeywell International, Inc.	169	29,417

Host Hotels & Resorts, Inc., REIT	240	4,614

HP, Inc.	470	9,382

Huntington Bancshares, Inc.	334	4,656

Illumina, Inc. *	16	4,877

Ingersoll-Rand plc	114	13,964

INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued

Intel Corp.	275	14,046

Intercontinental Exchange, Inc.	228	18,575

International Business Machines Corp.	3	474

Intuit, Inc.	68	17,024

Intuitive Surgical, Inc. *	13	6,385

Invitation Homes, Inc., REIT	22	544

JM Smucker Co. (The)	12	1,503

Johnson & Johnson	235	33,123

Jones Lang LaSalle, Inc.	4	638

KeyCorp	466	8,172

Kimberly-Clark Corp.	38	4,896

Kraft Heinz Co. (The)	83	2,766

Las Vegas Sands Corp.	37	2,473

Lear Corp.	5	733

Lennar Corp., Class A	105	5,478

Liberty Broadband Corp., Class C *	13	1,234

Liberty Media Corp-Liberty Formula One, Class C *	7	286

Liberty Property Trust, REIT	15	763

Lincoln National Corp.	145	9,669

Lowe’s Cos., Inc.	179	20,292

Lyft, Inc., Class A *(b)	9	537

ManpowerGroup, Inc.	8	732

Marathon Petroleum Corp.	275	16,756

Marvell Technology Group Ltd.	287	7,186

Masco Corp.	208	8,137

Mastercard, Inc., Class A	142	36,120

Maxim Integrated Products, Inc.	30	1,778

McDonald’s Corp.	37	7,287

McKesson Corp.	22	2,637

Medtronic plc	240	21,342

Merck & Co., Inc.	402	31,603

MetLife, Inc.	256	11,811

Microsoft Corp.	914	119,401

Molson Coors Brewing Co., Class B	105	6,740

Mondelez International, Inc., Class A	388	19,725

Morgan Stanley	420	20,252

Motorola Solutions, Inc.	7	1,015

National Retail Properties, Inc., REIT	16	816

Nektar Therapeutics *	19	613

Netflix, Inc. *	64	23,814

Newmont Goldcorp Corp.	21	645

Newmont Mining Corp. *	38	1,161

NextEra Energy, Inc.	100	19,385

Nielsen Holdings plc	61	1,560

NIKE, Inc., Class B	139	12,226

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

United States — continued

Nordstrom, Inc.	14	574

Norfolk Southern Corp.	103	21,108

Northrop Grumman Corp.	52	15,043

Nucor Corp.	36	2,034

NVIDIA Corp.	99	17,944

Occidental Petroleum Corp.	118	6,929

ON Semiconductor Corp. *	153	3,517

ONEOK, Inc.	129	8,765

Oracle Corp.	537	29,688

O’Reilly Automotive, Inc. *	27	10,044

Owens Corning	12	596

PACCAR, Inc.	160	11,493

Packaging Corp. of America	36	3,594

Palo Alto Networks, Inc. *	8	2,084

Parsley Energy, Inc., Class A *	175	3,484

PayPal Holdings, Inc. *	244	27,517

PepsiCo, Inc.	113	14,463

Pfizer, Inc.	839	34,071

Philip Morris International, Inc.	287	24,855

Phillips 66	105	9,878

Pioneer Natural Resources Co.	104	17,379

Principal Financial Group, Inc.	52	2,951

Procter & Gamble Co. (The)	241	25,616

Prologis, Inc., REIT	142	10,909

Prudential Financial, Inc.	101	10,706

Public Service Enterprise Group, Inc.	62	3,717

Public Storage, REIT	6	1,378

PVH Corp.	34	4,404

QUALCOMM, Inc.	68	5,836

Qurate Retail, Inc. *	21	358

Regeneron Pharmaceuticals, Inc. *	18	6,145

Regions Financial Corp.	68	1,063

Reinsurance Group of America, Inc.	7	1,023

Ross Stores, Inc.	150	14,629

Royal Caribbean Cruises Ltd.	67	8,079

RPM International, Inc.	52	3,124

Sabre Corp.	29	597

salesforce.com, Inc. *	170	28,098

SBA Communications Corp., REIT *	13	2,649

Sempra Energy	65	8,296

ServiceNow, Inc. *	19	5,228

Sherwin-Williams Co. (The)	5	2,140

Snap-on, Inc.	54	9,132

Spirit AeroSystems Holdings, Inc., Class A	6	532

Square, Inc., Class A *	17	1,258

INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued

Stanley Black & Decker, Inc.	79	11,511

Steel Dynamics, Inc.	12	376

SunTrust Banks, Inc.	216	14,123

Synchrony Financial	76	2,640

TD Ameritrade Holding Corp.	127	6,701

Teradyne, Inc.	161	7,896

Tesla, Inc. *(b)	12	2,895

Texas Instruments, Inc.	228	26,846

Thermo Fisher Scientific, Inc.	61	16,949

TJX Cos., Inc. (The)	288	15,830

T-Mobile US, Inc. *	121	8,803

Trimble, Inc. *	13	515

Tyson Foods, Inc., Class A	34	2,560

Union Pacific Corp.	145	25,733

United Continental Holdings, Inc. *	6	567

United Parcel Service, Inc., Class B	13	1,391

United Rentals, Inc. *	9	1,198

United Technologies Corp.	167	23,805

UnitedHealth Group, Inc.	145	33,688

Unum Group	12	443

Ventas, Inc., REIT	63	3,820

VEREIT, Inc., REIT	133	1,101

Verizon Communications, Inc.	516	29,525

Vertex Pharmaceuticals, Inc. *	54	9,149

Visa, Inc., Class A	182	29,893

Vornado Realty Trust, REIT	57	3,916

Walmart, Inc.	47	4,835

Walt Disney Co. (The)	164	22,520

Wells Fargo & Co.	625	30,257

Westrock Co.	28	1,060

Weyerhaeuser Co., REIT	50	1,337

Willis Towers Watson plc	4	763

Workday, Inc., Class A *	30	6,261

Xcel Energy, Inc.	248	14,016

Yum! Brands, Inc.	133	13,932

Zimmer Biomet Holdings, Inc.	124	15,291

Zoetis, Inc.	21	2,165

		2,853,690

Total Common Stocks (Cost $3,295,591)		4,588,254

Preferred Stocks — 0.0% (a)

United Kingdom — 0.0% (a)

Rolls-Royce Holdings plc (Preference) * (Cost $15)	11,441	15

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	57

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-term Investments — 0.1%

Investment Companies — 0.1%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (e) (f) (Cost $3,058)	3,057	3,058

Investment of Cash Collateral from Securities Loaned — 1.9%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (e) (f)	63,998	64,004

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (e) (f)	24,969	24,969

Total Investment of Cash Collateral from Securities Loaned (Cost $88,973)		88,973

Total Investments — 101.6% (Cost $3,387,637)		4,680,300
Liabilities in Excess of Other Assets — (1.6)%		(74,721)

NET ASSETS — 100.0%		4,605,579

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	7.9%

Oil, Gas & Consumable Fuels	5.6

Pharmaceuticals	5.4

Software	5.2

Insurance	3.9

IT Services	3.6

Semiconductors & Semiconductor Equipment	3.3

Specialty Retail	2.8

Interactive Media & Services	2.8

Capital Markets	2.8

Technology Hardware, Storage & Peripherals	2.8

Electric Utilities	2.7

Machinery	2.6

Internet & Direct Marketing Retail	2.5

Chemicals	2.5

Beverages	2.4

Health Care Equipment & Supplies	2.3

Aerospace & Defense	2.0

Equity Real Estate Investment Trusts (REITs)	2.0

Investment of cash collateral from securities loaned	1.9

Health Care Providers & Services	1.9

INDUSTRY	PERCENTAGE

Diversified Telecommunication Services	1.7%

Road & Rail	1.7

Food Products	1.6

Hotels, Restaurants & Leisure	1.5

Media	1.5

Biotechnology	1.5

Entertainment	1.4

Metals & Mining	1.4

Automobiles	1.4

Textiles, Apparel & Luxury Goods	1.3

Industrial Conglomerates	1.2

Tobacco	1.1

Electrical Equipment	1.0

Others (each less than 1.0%)	12.7

Short-Term Investments	0.1

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $85,387,000.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount rounds to less than one thousand.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

Futures contracts outstanding as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

S&P 500 E-Mini Index	50	06/2019	USD	7,374	154

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	59

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.2%

Australia — 9.4%

AGL Energy Ltd.	701	10,995

Alumina Ltd.	8,287	13,113

Aurizon Holdings Ltd.	1,559	5,231

BHP Group Ltd.	2,145	56,759

BlueScope Steel Ltd.	2,106	20,014

CIMIC Group Ltd.	352	12,549

Computershare Ltd.	886	11,144

Evolution Mining Ltd.	4,720	10,639

Fortescue Metals Group Ltd.	1,430	7,225

JB Hi-Fi Ltd.	198	3,603

Macquarie Group Ltd.	410	39,007

Magellan Financial Group Ltd.	279	8,797

Metcash Ltd.	3,184	6,443

Qantas Airways Ltd.	5,455	21,579

Regis Resources Ltd.	1,969	6,662

Rio Tinto plc	856	49,910

South32 Ltd.	12,174	28,754

St Barbara Ltd.	1,789	4,041

Whitehaven Coal Ltd.	3,563	10,566

		327,031

Austria — 0.7%

OMV AG	413	22,160

Verbund AG *	52	2,593

		24,753

Belgium — 1.8%

Ageas	619	32,685

Telenet Group Holding NV	103	5,445

UCB SA	329	26,111

		64,241

Denmark — 0.8%

Novo Nordisk A/S, Class B	326	15,957

Royal Unibrew A/S	84	6,023

Topdanmark A/S	140	7,550

		29,530

Finland — 1.3%

Neste OYJ (a)	951	31,423

Valmet OYJ	516	14,227

		45,650

France — 7.8%

Capgemini SE	269	32,700

Casino Guichard Perrachon SA (a)	329	13,465

Dassault Aviation SA	7	10,547

INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued

Edenred	293	13,796

Eiffage SA	252	26,263

Eutelsat Communications SA	480	8,681

Kering SA (a)	72	42,328

L’Oreal SA (a)	128	35,188

Peugeot SA (a)	1,327	34,783

Sanofi	76	6,617

Societe BIC SA	102	8,747

Thales SA	243	29,011

TOTAL SA	142	7,873

		269,999

Germany — 7.3%

adidas AG	58	15,061

Allianz SE (Registered)	235	56,727

Aroundtown SA	1,003	8,148

CANCOM SE	31	1,580

Deutsche Lufthansa AG (Registered)	393	9,515

E.ON SE	2,191	23,553

Hannover Rueck SE	110	16,568

HUGO BOSS AG	248	17,352

Jenoptik AG	76	3,020

LEG Immobilien AG	88	10,304

METRO AG	286	4,865

Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	142	35,326

RWE AG *	1,273	32,641

Siltronic AG *	175	17,124

Stabilus SA	37	2,040

		253,824

Ghana — 0.3%

Tullow Oil plc	4,110	12,050

Hong Kong — 2.2%

CK Asset Holdings Ltd.	1,801	14,477

CLP Holdings Ltd.	1,746	19,811

Hang Seng Bank Ltd.	1,261	33,118

Kerry Properties Ltd.	1,017	4,351

NWS Holdings Ltd.	1,604	3,335

		75,092

Israel — 0.5%

Bank Leumi Le-Israel BM	1,234	8,448

Israel Discount Bank Ltd., Class A	2,157	8,419

		16,867

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Italy — 1.4%

A2A SpA	4,052	6,782

Eni SpA	2,146	36,565

Snam SpA	1,114	5,671

		49,018

Japan — 22.4%

Advantest Corp.	572	16,227

Alfresa Holdings Corp.	260	7,249

Astellas Pharma, Inc.	1,518	20,556

Bridgestone Corp.	426	16,915

Brother Industries Ltd.	672	13,275

Capcom Co. Ltd.	559	12,613

Central Japan Railway Co.	109	23,353

Chubu Electric Power Co., Inc.	588	8,555

Daicel Corp.	589	6,608

Dai-ichi Life Holdings, Inc.	894	12,898

DMG Mori Co. Ltd.	616	8,887

FCC Co. Ltd.	72	1,493

Fuji Electric Co. Ltd.	389	13,776

FUJIFILM Holdings Corp.	461	21,546

Fujitsu Ltd.	170	12,495

Hitachi Ltd.	681	22,662

Idemitsu Kosan Co. Ltd.	173	5,622

Isuzu Motors Ltd.	1,141	16,434

ITOCHU Corp.	1,232	22,226

Japan Aviation Electronics Industry Ltd.	208	3,365

Japan Retail Fund Investment Corp., REIT	4	7,848

JXTG Holdings, Inc.	2,057	10,005

Kaken Pharmaceutical Co. Ltd.	53	2,253

Kansai Electric Power Co., Inc. (The)	1,076	13,013

KDDI Corp.	966	22,264

Kumagai Gumi Co. Ltd.	83	2,447

Marubeni Corp.	2,411	17,279

Medipal Holdings Corp.	170	3,823

Mitsubishi Chemical Holdings Corp.	1,010	7,203

Mitsubishi Corp.	659	18,159

Mitsubishi Heavy Industries Ltd.	55	2,284

Mitsubishi UFJ Financial Group, Inc.	4,201	20,842

Mitsubishi UFJ Lease & Finance Co. Ltd.	446	2,272

Mitsui & Co. Ltd.	832	13,464

Mizuho Financial Group, Inc.	13,459	21,020

Nexon Co. Ltd. *	512	7,293

Nihon Unisys Ltd.	172	4,420

Nippon Telegraph & Telephone Corp.	491	20,409

Nomura Real Estate Holdings, Inc.	238	5,057

INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued

Oji Holdings Corp.	1,752	10,513

Open House Co. Ltd.	181	6,635

ORIX Corp.	1,048	14,839

Resona Holdings, Inc.	1,889	8,018

Sankyu, Inc.	101	4,853

SBI Holdings, Inc.	627	13,442

Shionogi & Co. Ltd.	297	17,354

Ship Healthcare Holdings, Inc.	62	2,559

Showa Denko KK	428	14,602

SoftBank Group Corp.	38	4,029

Sojitz Corp.	1,950	6,713

Sony Corp.	652	32,830

Sumitomo Corp.	689	9,878

Sumitomo Dainippon Pharma Co. Ltd.	245	5,413

Sumitomo Mitsui Financial Group, Inc.	675	24,537

Sumitomo Mitsui Trust Holdings, Inc.	446	15,575

Suzuki Motor Corp.	81	3,710

Taiheiyo Cement Corp.	308	9,929

Taisei Corp.	374	16,469

Takeda Pharmaceutical Co. Ltd.	49	1,820

Tokuyama Corp.	242	6,017

Toyota Boshoku Corp.	255	3,774

Toyota Motor Corp.	823	50,971

Toyota Tsusho Corp.	309	10,260

TS Tech Co. Ltd.	201	6,049

V Technology Co. Ltd.	30	3,992

Yokohama Rubber Co. Ltd. (The)	367	6,917

		779,808

Luxembourg — 0.4%

SES SA, FDR	723	12,295

Netherlands — 7.7%

ABN AMRO Group NV, CVA (a) (b)	1,237	29,138

Adyen NV *(a) (b)	19	15,364

ASR Nederland NV	632	28,134

Euronext NV (b)	154	10,734

EXOR NV	266	17,705

Flow Traders (b)	122	3,496

Intertrust NV (b)	152	2,894

Koninklijke Ahold Delhaize NV	1,466	35,333

Koninklijke BAM Groep NV	800	3,905

NN Group NV	74	3,224

Royal Dutch Shell plc, Class B	2,142	69,122

Signify NV (b)	399	11,960

Wolters Kluwer NV	517	36,052

		267,061

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	61

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Norway — 2.7%

Austevoll Seafood ASA	287	3,347

DNB ASA * (a)	1,728	33,227

Equinor ASA	516	11,510

Salmar ASA	306	13,916

Telenor ASA	1,593	32,022

		94,022

Russia — 0.4%

Evraz plc	1,583	13,001

Singapore — 1.0%

DBS Group Holdings Ltd.	666	13,841

Jardine Cycle & Carriage Ltd.	99	2,590

United Overseas Bank Ltd.	905	18,533

		34,964

South Africa — 0.9%

Anglo American plc	1,266	32,841

Spain — 4.6%

ACS Actividades de Construccion y Servicios SA	736	33,842

Cia de Distribucion Integral Logista Holdings SA	157	3,716

CIE Automotive SA	193	5,407

Enagas SA	771	21,995

Endesa SA	1,340	33,437

Mediaset Espana Comunicacion SA	445	3,448

Red Electrica Corp. SA	1,218	25,288

Repsol SA	623	10,579

Siemens Gamesa Renewable Energy SA	1,186	21,310

		159,022

Sweden — 1.2%

Betsson AB *	343	2,605

Hemfosa Fastigheter AB	212	1,754

JM AB (a)	364	6,941

Nyfosa AB *	104	621

Sandvik AB	647	11,989

Skandinaviska Enskilda Banken AB, Class A	1,783	17,023

Swedbank AB, Class A	132	2,150

		43,083

Switzerland — 8.6%

Adecco Group AG (Registered)	107	6,150

Alcon, Inc. *	175	10,093

Huber + Suhner AG (Registered)	27	2,133

Logitech International SA (Registered)	495	19,407

Nestle SA (Registered)	809	77,859

Novartis AG (Registered)	876	71,803

INVESTMENTS	SHARES (000)	VALUE ($000)

Switzerland — continued

Roche Holding AG	295	77,734

Swiss Life Holding AG (Registered) *	70	32,880

		298,059

United Kingdom — 13.8%

3i Group plc	990	13,850

Ashtead Group plc	897	24,920

Barratt Developments plc	1,547	12,169

Berkeley Group Holdings plc	288	14,145

Bovis Homes Group plc	224	3,242

BP plc	577	4,195

Britvic plc	329	3,927

Coca-Cola European Partners plc	613	32,872

Computacenter plc	180	2,840

Diageo plc	186	7,822

Dialog Semiconductor plc *	415	16,136

Dunelm Group plc	355	3,958

Fiat Chrysler Automobiles NV	1,745	26,900

GlaxoSmithKline plc	2,747	56,442

Greene King plc	460	3,856

Howden Joinery Group plc	493	3,271

HSBC Holdings plc	1,897	16,529

Imperial Brands plc	1,046	33,290

International Consolidated Airlines Group SA	3,214	22,710

Legal & General Group plc	9,507	34,571

Lloyds Banking Group plc	40,164	32,848

Micro Focus International plc	933	23,640

National Express Group plc	332	1,779

Next plc	422	31,791

Pearson plc	1,225	13,275

Persimmon plc	359	10,481

Redrow plc	2,111	16,990

Tate & Lyle plc	644	6,450

Unilever plc	107	6,461

		481,360

Total Common Stocks (Cost $3,274,851)		3,383,571

Short-term Investments — 1.6%

Investment Companies — 1.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (c) (d) (Cost $57,922)	57,905	57,922

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 5.1%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	127,990	128,003

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	48,375	48,375

Total Investment of Cash Collateral from Securities Loaned (Cost $176,378)		176,378

Total Investments — 103.9% (Cost $3,509,151)		3,617,871
Liabilities in Excess of Other Assets — (3.9)%		(135,696)

NET ASSETS — 100.0%		3,482,175

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	8.4%

Pharmaceuticals	8.3

Insurance	7.2

Oil, Gas & Consumable Fuels	7.2

Metals & Mining	6.7

Investment of cash collateral from securities loaned	4.9

Automobiles	3.7

Trading Companies & Distributors	3.5

Electric Utilities	2.8

Food Products	2.8

Household Durables	2.7

Construction & Engineering	2.6

Capital Markets	2.5

IT Services	2.2

Textiles, Apparel & Luxury Goods	2.1

Multi-Utilities	2.0

Food & Staples Retailing	1.7

Technology Hardware, Storage & Peripherals	1.5

Airlines	1.5

Diversified Telecommunication Services	1.4

Real Estate Management & Development	1.4

Beverages	1.4

Semiconductors & Semiconductor Equipment	1.4

Electrical Equipment	1.4

Professional Services	1.2

Media	1.2

INDUSTRY	PERCENTAGE

Personal Products	1.1%

Auto Components	1.1

Aerospace & Defense	1.1

Machinery	1.1

Road & Rail	1.0

Diversified Financial Services	1.0

Chemicals	1.0

Others (each less than 1.0%)	7.3

Short-Term Investments	1.6

Abbreviations

CVA	Dutch Certification
FDR	Finnish Depository Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $163,187,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	63

JPMorgan International Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Futures contracts outstanding as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

EURO STOXX 50 Index	581	06/2019	EUR	22,528	1,428

FTSE 100 Index	172	06/2019	GBP	16,554	649

TOPIX Index	111	06/2019	JPY	16,177	271

					2,348

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%

Australia — 2.1%

BHP Group Ltd.	2,176	57,569

BHP Group plc	1,643	38,794

		96,363

Austria — 0.5%

Erste Group Bank AG *	609	24,393

Belgium — 0.5%

KBC Group NV	344	25,511

Brazil — 0.7%

Itau Unibanco Holding SA, ADR	3,511	30,373

China — 2.7%

Alibaba Group Holding Ltd., ADR *	170	31,568

Ping An Insurance Group Co. of China Ltd., Class H	4,731	57,261

Tencent Holdings Ltd.	701	34,571

		123,400

Denmark — 1.6%

Novo Nordisk A/S, Class B	1,466	71,840

France — 13.8%

Accor SA (a)	962	40,520

Airbus SE (a)	451	61,710

AXA SA (a)	1,494	39,839

Capgemini SE	293	35,499

EssilorLuxottica SA * (a)	275	33,463

Legrand SA	51	3,746

L’Oreal SA (a)	200	54,978

LVMH Moet Hennessy Louis Vuitton SE (a)	200	78,565

Orange SA	3,106	48,537

Pernod Ricard SA	314	54,706

Safran SA	362	52,778

Schneider Electric SE (a)	545	46,148

TOTAL SA	1,479	82,202

		632,691

Germany — 8.4%

adidas AG	181	46,722

Allianz SE (Registered)	332	80,223

Continental AG	288	47,694

Deutsche Boerse AG	289	38,673

Fresenius Medical Care AG & Co. KGaA	406	34,185

Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	141	35,050

SAP SE	785	101,154

		383,701

INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 4.4%

AIA Group Ltd.	11,669	119,484

CK Asset Holdings Ltd.	6,072	48,822

Hong Kong Exchanges & Clearing Ltd.	911	31,654

		199,960

India — 1.5%

HDFC Bank Ltd., ADR	594	68,118

Japan — 18.1%

Asahi Group Holdings Ltd.	1,167	50,903

Daikin Industries Ltd.	404	51,437

FANUC Corp.	236	44,339

Honda Motor Co. Ltd.	1,285	35,858

Kao Corp.	720	55,605

Keyence Corp.	109	67,790

Komatsu Ltd.	1,516	39,164

Kubota Corp.	2,754	41,929

Makita Corp.	1,094	39,924

Mitsui Fudosan Co. Ltd.	1,739	40,272

Nidec Corp.	354	50,622

Recruit Holdings Co. Ltd.	1,207	36,359

Shin-Etsu Chemical Co. Ltd.	636	60,216

Shiseido Co. Ltd.	746	58,695

SMC Corp.	116	48,324

Sumitomo Mitsui Financial Group, Inc.	1,985	72,140

Tokyo Electron Ltd.	199	31,651

		825,228

Macau — 0.9%

Sands China Ltd.	7,577	41,704

Netherlands — 5.8%

ASML Holding NV (a)	409	85,446

ING Groep NV (a)	4,328	55,225

Royal Dutch Shell plc, Class A	3,882	123,690

		264,361

Singapore — 1.4%

DBS Group Holdings Ltd.	3,207	66,691

South Africa — 0.3%

Naspers Ltd., Class N	62	15,957

South Korea — 1.1%

Samsung Electronics Co. Ltd., GDR (b)	50	49,315

Spain — 1.1%

Industria de Diseno Textil SA	1,658	50,204

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	65

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Sweden — 2.5%

Atlas Copco AB, Class A	1,343	41,926

Epiroc AB, Class A *	1,814	18,749

Lundin Petroleum AB	673	21,928

Svenska Handelsbanken AB, Class A	2,829	30,904

		113,507

Switzerland — 10.4%

ABB Ltd. (Registered) *	1,323	27,209

Alcon, Inc. *	273	15,747

Cie Financiere Richemont SA (Registered)	571	41,759

Nestle SA (Registered)	1,854	178,490

Novartis AG (Registered)	1,367	112,030

Roche Holding AG	383	101,066

		476,301

Taiwan — 1.0%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,045	45,777

United Kingdom — 17.1%

AstraZeneca plc	867	64,595

Aviva plc	6,476	36,367

Burberry Group plc	2,085	54,960

Diageo plc	2,636	111,116

GlaxoSmithKline plc	4,300	88,335

Legal & General Group plc	10,488	38,140

Linde plc	303	54,691

London Stock Exchange Group plc	635	41,641

Prudential plc	2,212	50,254

RELX plc	2,572	58,939

Smith & Nephew plc	2,096	40,529

Standard Chartered plc	1,048	9,586

Unilever plc	1,745	105,758

WPP plc	1,965	24,518

		779,429

United States — 1.1%

Ferguson plc	681	48,481

Total Common Stocks (Cost $3,612,173)		4,433,305

Short-Term Investments — 1.8%

Investment Companies — 1.8%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (c) (d) (Cost $82,881)	82,856	82,881

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 8.2%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	278,972	279,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	93,445	93,445

Total Investment of Cash Collateral from Securities Loaned (Cost $372,445)		372,445

Total Investments — 107.0% (Cost $4,067,499)		4,888,631
Liabilities in Excess of Other Assets — (7.0)%		(320,032)

NET ASSETS — 100.0%		4,568,599

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Insurance	9.3%

Pharmaceuticals	9.0

Banks	7.8

Investment of cash collateral from securities loaned	7.6

Personal Products	5.6

Machinery	5.6

Textiles, Apparel & Luxury Goods	5.2

Oil, Gas & Consumable Fuels	4.7

Beverages	4.4

Food Products	3.7

Semiconductors & Semiconductor Equipment	3.3

Electrical Equipment	2.6

Chemicals	2.4

Aerospace & Defense	2.3

Capital Markets	2.3

Software	2.1

Metals & Mining	2.0

Professional Services	1.9

Real Estate Management & Development	1.8

Hotels, Restaurants & Leisure	1.7

Electronic Equipment, Instruments & Components	1.4

Health Care Equipment & Supplies	1.1

Building Products	1.1

Specialty Retail	1.0

Technology Hardware, Storage & Peripherals	1.0

Diversified Telecommunication Services	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INDUSTRY	PERCENTAGE

Trading Companies & Distributors	1.0%

Auto Components	1.0

Internet & Direct Marketing Retail	1.0

Others (each less than 1.0%)	3.4

Short-Term Investments	1.7

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $355,310,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	67

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%

Australia — 4.6%

Goodman Group, REIT	146	1,360

Rio Tinto plc	56	3,280

Transurban Group	158	1,500

		6,140

Austria — 1.1%

Erste Group Bank AG *	38	1,503

Canada — 1.1%

TransCanada Corp.	30	1,442

China — 0.8%

China Construction Bank Corp., Class H	1,180	1,040

Denmark — 2.2%

Novo Nordisk A/S, Class B	61	2,972

Finland — 2.8%

Nordea Bank Abp	243	1,910

UPM-Kymmene OYJ	65	1,825

		3,735

France — 14.3%

Accor SA	29	1,234

Airbus SE	20	2,722

BNP Paribas SA	25	1,356

Capgemini SE	7	800

LVMH Moet Hennessy Louis Vuitton SE	8	3,071

Natixis SA	144	846

Orange SA	76	1,191

Renault SA	21	1,400

TOTAL SA	47	2,623

Unibail-Rodamco-Westfield, REIT	5	875

Vinci SA	31	3,174

		19,292

Germany — 5.0%

Allianz SE (Registered)	5	1,168

Deutsche Boerse AG	7	938

Deutsche Post AG (Registered) *	54	1,864

Infineon Technologies AG	45	1,075

Volkswagen AG (Preference)	9	1,642

		6,687

Hong Kong — 2.2%

HKT Trust & HKT Ltd.	1,071	1,660

Hong Kong Exchanges & Clearing Ltd.	37	1,272

		2,932

INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — 1.7%

Enel SpA	354	2,245

Japan — 16.0%

Amada Holdings Co. Ltd.	137	1,537

Bandai Namco Holdings, Inc.	33	1,563

Bridgestone Corp.	43	1,698

Japan Airlines Co. Ltd.	42	1,363

Japan Exchange Group, Inc.	62	1,019

JXTG Holdings, Inc.	238	1,157

Marui Group Co. Ltd.	54	1,104

Mitsubishi Corp.	87	2,399

Mitsui & Co. Ltd.	72	1,160

Sumitomo Mitsui Financial Group, Inc.	48	1,745

Sumitomo Mitsui Trust Holdings, Inc.	30	1,057

Tokio Marine Holdings, Inc.	40	2,027

Toyota Motor Corp.	41	2,532

Trend Micro, Inc.	24	1,215

		21,576

Macau — 0.8%

Sands China Ltd.	192	1,059

Netherlands — 9.4%

Akzo Nobel NV	23	1,947

ASML Holding NV	7	1,500

ING Groep NV	139	1,779

Koninklijke Ahold Delhaize NV	62	1,500

NN Group NV	50	2,174

Royal Dutch Shell plc, Class A	116	3,700

		12,600

Norway — 2.1%

Telenor ASA	142	2,848

Singapore — 1.4%

DBS Group Holdings Ltd.	89	1,855

South Korea — 0.9%

Samsung Electronics Co. Ltd.	32	1,267

Spain — 1.8%

Iberdrola SA	261	2,369

Sweden — 1.2%

Svenska Handelsbanken AB, Class A	146	1,592

Switzerland — 10.5%

Glencore plc *	420	1,668

Nestle SA (Registered)	28	2,698

Novartis AG (Registered)	37	3,019

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Switzerland — continued

Roche Holding AG	14	3,572

Swiss Re AG	21	2,016

Zurich Insurance Group AG	4	1,164

		14,137

Taiwan — 1.5%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	46	2,031

United Kingdom — 14.4%

3i Group plc	93	1,303

Diageo plc	56	2,373

HSBC Holdings plc	137	1,193

Imperial Brands plc	90	2,849

Lloyds Banking Group plc	2,194	1,794

Prudential plc	105	2,377

Severn Trent plc	58	1,557

Taylor Wimpey plc	895	2,122

Unilever NV, CVA	64	3,856

		19,424

United States — 2.2%

Carnival plc	23	1,241

Ferguson plc	25	1,786

		3,027

Total Common Stocks (Cost $121,547)		131,773

Short-term Investments — 1.0%

Investment Companies — 1.0%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (a) (b) (Cost $1,314)	1,314	1,314

Total Investments — 99.0% (Cost $122,861)		133,087
Other Assets Less Liabilities — 1.0%		1,301

NET ASSETS — 100.0%		134,388

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	12.6%

Insurance	8.2

Pharmaceuticals	7.2

Oil, Gas & Consumable Fuels	6.7

Diversified Telecommunication Services	4.3

Automobiles	4.2

Capital Markets	4.0

Trading Companies & Distributors	4.0

Metals & Mining	3.7

Electric Utilities	3.5

Semiconductors & Semiconductor Equipment	3.5

Personal Products	2.9

Hotels, Restaurants & Leisure	2.7

Construction & Engineering	2.4

Textiles, Apparel & Luxury Goods	2.3

Tobacco	2.1

Aerospace & Defense	2.0

Food Products	2.0

Beverages	1.8

Equity Real Estate Investment Trusts (REITs)	1.7

Household Durables	1.6

Chemicals	1.5

Air Freight & Logistics	1.4

Paper & Forest Products	1.4

Auto Components	1.3

Leisure Products	1.2

Water Utilities	1.2

Machinery	1.2

Food & Staples Retailing	1.1

Transportation Infrastructure	1.1

Airlines	1.0

Technology Hardware, Storage & Peripherals	0.9

Others (each less than 1.0%)	2.3

Short-Term Investments	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	69

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

Forward foreign currency exchange contracts outstanding as of April 30, 2019 (amounts in thousands):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	542	JPY	60,130	Barclays Bank plc	5/7/2019	2
USD	161	JPY	17,824	Merrill Lynch International	5/7/2019	1
USD	122	JPY	13,565	Royal Bank of Canada	5/7/2019	— (a)
EUR	563	USD	633	BNP Paribas	5/29/2019	— (a)
JPY	985,126	USD	8,830	BNP Paribas	5/29/2019	34
JPY	60,706	USD	544	Standard Chartered Bank	5/29/2019	3
USD	1,531	CHF	1,554	Barclays Bank plc	5/29/2019	1
USD	5,294	EUR	4,705	Citibank, NA	5/29/2019	3
USD	2,166	NOK	18,557	TD Bank Financial Group	5/29/2019	13

Total unrealized appreciation						57

JPY	1,076,645	USD	9,781	Credit Suisse International	5/7/2019	(111)
USD	8,815	JPY	985,126	BNP Paribas	5/7/2019	(32)
AUD	8,914	USD	6,346	BNP Paribas	5/29/2019	(58)
CHF	484	USD	476	BNP Paribas	5/29/2019	(1)
GBP	224	USD	293	Citibank, NA	5/29/2019	— (a)
USD	866	CAD	1,164	BNP Paribas	5/29/2019	(3)
USD	4,220	GBP	3,255	Citibank, NA	5/29/2019	(31)
USD	1,243	GBP	958	State Street Corp.	5/29/2019	(8)

Total unrealized depreciation						(244)

Net unrealized depreciation						(187)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — 96.2%

Australia — 5.1%

Australia & New Zealand Banking Group Ltd.	28		528

BHP Group Ltd.	21		550

Commonwealth Bank of Australia	2		94

CSL Ltd.	1		208

Dexus, REIT	30		267

Goodman Group, REIT	28		260

Macquarie Group Ltd.	—	(a)	47

National Australia Bank Ltd.	3		52

Rio Tinto Ltd.	6		406

Rio Tinto plc	2		119

Westpac Banking Corp.	5		91

			2,622

Austria — 0.7%

Erste Group Bank AG *	9		347

Belgium — 1.3%

Anheuser-Busch InBev SA/NV	7		666

Denmark — 1.6%

Chr Hansen Holding A/S	2		187

Novo Nordisk A/S, Class B	13		653

			840

Finland — 1.6%

Cargotec OYJ, Class B	4		154

Nokia OYJ	21		110

Outokumpu OYJ	48		185

Wartsila OYJ Abp	22		357

			806

France — 12.5%

Air Liquide SA	5		677

Airbus SE	3		471

Alstom SA	7		313

AXA SA	9		253

BNP Paribas SA	10		547

Capgemini SE	2		288

Orange SA	16		253

Pernod Ricard SA	3		529

Renault SA	6		399

Sanofi	7		640

Schneider Electric SE	6		509

Sodexo SA	2		244

Thales SA	2		270

TOTAL SA	14		778

Unibail-Rodamco-Westfield, REIT	1		154

Vinci SA	1		115

			6,440

INVESTMENTS	SHARES (000)		VALUE ($000)

Germany — 9.0%

adidas AG	1		249

Allianz SE (Registered)	—	(a)	106

BASF SE	1		115

Bayer AG (Registered)	4		242

Brenntag AG	6		322

Daimler AG (Registered) *	8		535

Deutsche Bank AG (Registered)	8		64

Deutsche Boerse AG	2		305

Deutsche Post AG (Registered) *	10		345

Deutsche Telekom AG (Registered)	25		415

Henkel AG & Co. KGaA (Preference)	3		304

Infineon Technologies AG	13		319

RWE AG *	10		265

SAP SE	7		920

Siemens AG (Registered)	1		137

			4,643

Hong Kong — 3.1%

AIA Group Ltd.	64		651

CK Asset Holdings Ltd.	24		189

CK Hutchison Holdings Ltd.	25		257

Hong Kong Exchanges & Clearing Ltd.	14		490

			1,587

Ireland — 0.8%

CRH plc	3		94

Ryanair Holdings plc, ADR *	4		304

			398

Israel — 0.2%

Teva Pharmaceutical Industries Ltd., ADR *	7		100

Italy — 1.8%

Assicurazioni Generali SpA	14		277

Enel SpA	98		618

UniCredit SpA	3		42

			937

Japan — 22.0%

Asahi Group Holdings Ltd.	3		131

Bridgestone Corp.	9		361

Central Japan Railway Co.	1		301

Daicel Corp.	27		301

Daikin Industries Ltd.	4		522

DMG Mori Co. Ltd.	19		278

Electric Power Development Co. Ltd.	4		81

Hitachi Ltd.	5		153

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	71

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)		VALUE ($000)
Common Stocks — continued

Japan — continued

Honda Motor Co. Ltd.	16		455

Japan Airlines Co. Ltd.	5		176

Japan Tobacco, Inc.	11		257

Kao Corp.	6		455

Keyence Corp.	—	(a)	125

Kyowa Hakko Kirin Co. Ltd.	7		134

Mabuchi Motor Co. Ltd.	9		326

Marui Group Co. Ltd.	11		218

Mitsubishi Corp.	12		325

Mitsubishi UFJ Financial Group, Inc.	85		423

Mitsui Fudosan Co. Ltd.	11		257

NGK Spark Plug Co. Ltd.	11		211

Nintendo Co. Ltd.	2		517

Nippon Telegraph & Telephone Corp.	10		399

Nomura Research Institute Ltd.	4		176

Olympus Corp.	7		76

Otsuka Corp.	7		264

Otsuka Holdings Co. Ltd.	10		343

Panasonic Corp.	26		240

Persol Holdings Co. Ltd.	9		175

Renesas Electronics Corp. *	24		130

Seven & i Holdings Co. Ltd.	11		377

Sony Corp.	4		202

Sumitomo Electric Industries Ltd.	11		145

Sumitomo Mitsui Financial Group, Inc.	11		403

T&D Holdings, Inc.	25		270

Tokio Marine Holdings, Inc.	7		350

Tokyo Gas Co. Ltd.	4		102

Tokyu Corp.	22		351

Toray Industries, Inc.	32		220

Toyota Motor Corp.	12		762

West Japan Railway Co.	2		171

Yamato Holdings Co. Ltd.	5		100

			11,263

Luxembourg — 0.5%

ArcelorMittal	11		239

Netherlands — 5.3%

Akzo Nobel NV	4		350

ASML Holding NV	3		535

Heineken NV	2		202

ING Groep NV	30		387

Koninklijke Philips NV	4		155

Royal Dutch Shell plc, Class A	16		514

Royal Dutch Shell plc, Class B	18		575

			2,718

INVESTMENTS	SHARES (000)		VALUE ($000)

Singapore — 1.1%

DBS Group Holdings Ltd.	25		512

United Overseas Bank Ltd.	2		47

			559

Spain — 3.5%

Banco Santander SA	48		245

Bankia SA	76		211

Iberdrola SA	83		751

Industria de Diseno Textil SA	16		483

Telefonica SA	13		106

			1,796

Sweden — 1.2%

Lundin Petroleum AB	8		251

Svenska Handelsbanken AB, Class A	35		383

			634

Switzerland — 9.6%

Alcon, Inc. *	2		104

Cie Financiere Richemont SA (Registered)	5		372

Credit Suisse Group AG (Registered) *	35		462

LafargeHolcim Ltd. (Registered) *	8		431

Nestle SA (Registered)	14		1,353

Novartis AG (Registered)	9		744

Roche Holding AG	4		961

Swiss Re AG	4		365

Zurich Insurance Group AG	—	(a)	117

			4,909

United Kingdom — 14.5%

3i Group plc	32		442

AstraZeneca plc	2		176

Aviva plc	48		272

Barratt Developments plc	33		261

BP plc	97		702

British American Tobacco plc	16		617

Burberry Group plc	12		307

Diageo plc	2		79

Dixons Carphone plc	82		155

GlaxoSmithKline plc	27		559

HSBC Holdings plc	53		464

InterContinental Hotels Group plc	8		520

ITV plc	148		264

Lloyds Banking Group plc	242		198

Prudential plc	27		624

Standard Chartered plc	46		423

Taylor Wimpey plc	90		214

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

United Kingdom — continued

Unilever NV, CVA	10	595

Vodafone Group plc	239	444

Whitbread plc	2	128

		7,444

United States — 0.8%

Ferguson plc	6	397

Total Common Stocks (Cost $48,629)		49,345

	NO. OF CONTRACTS	MARKET VALUE ($000)
Options Purchased — 0.2%

Put Options Purchased — 0.2%

Mauritius — 0.2%

MSCI EAFE Index 6/21/2019 at USD 1,770.00, Vanilla, European Style Notional Amount: USD 51,303,890 Exchange Traded * (Cost $470)	267	115

	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.7%

Investment Companies — 2.7%

JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39% (b) (c) (Cost $1,374)	1,374	1,374

Total Investments — 99.1% (Cost $50,473)		50,834
Other Assets Less Liabilities — 0.9%		452

NET ASSETS — 100.0%		51,286

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	10.6%

Pharmaceuticals	9.0

Insurance	6.5

Oil, Gas & Consumable Fuels	5.6

Automobiles	4.2

Chemicals	3.6

Capital Markets	3.6

Beverages	3.2

Metals & Mining	2.9

Electric Utilities	2.7

Food Products	2.7

Diversified Telecommunication Services	2.3

Machinery	2.2

Personal Products	2.1

Trading Companies & Distributors	2.1

Semiconductors & Semiconductor Equipment	1.9

Textiles, Apparel & Luxury Goods	1.8

Software	1.8

Household Durables	1.8

Hotels, Restaurants & Leisure	1.8

Tobacco	1.7

Electrical Equipment	1.6

Road & Rail	1.6

Aerospace & Defense	1.5

IT Services	1.4

Auto Components	1.4

Equity Real Estate Investment Trusts (REITs)	1.3

Specialty Retail	1.3

Construction Materials	1.0

Building Products	1.0

Entertainment	1.0

Others (each less than 1.0%)	10.1

Short-Term Investments	2.7

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	73

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

USD	United States Dollar

(a)	Amount rounds to less than one thousand.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

EURO STOXX 50 Index	11	06/2019	EUR	427	3

FTSE 100 Index	2	06/2019	GBP	192	(1)

SPI 200 Index	8	06/2019	AUD	890	12

TOPIX Index	3	06/2019	JPY	437	2

					16

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

Written Call Options Contracts as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)

MSCI EAFE Index	Exchange Traded	267	USD 51,304	USD 1,940	6/21/2019	(456)

Written Put Options Contracts as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)

MSCI EAFE Index	Exchange Traded	267	USD 51,304	USD 1,500	6/21/2019	(11)

Total Written Options Contracts (Premiums Received $478)						(467)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.8%

Australia — 5.1%

Australia & New Zealand Banking Group Ltd.	2,452	47,048

BHP Group Ltd.	1,853	49,031

Commonwealth Bank of Australia	163	8,563

CSL Ltd.	132	18,531

Dexus, REIT	2,700	23,841

Goodman Group, REIT	2,495	23,217

Macquarie Group Ltd.	45	4,298

National Australia Bank Ltd.	265	4,737

Rio Tinto Ltd.	537	36,198

Rio Tinto plc	183	10,663

Westpac Banking Corp.	425	8,247

		234,374

Austria — 0.7%

Erste Group Bank AG *	776	31,087

IMMOFINANZ AG *	1	36

		31,123

Belgium — 1.3%

Anheuser-Busch InBev SA/NV	671	59,687

Denmark — 1.6%

Chr Hansen Holding A/S	164	16,770

Novo Nordisk A/S, Class B	1,192	58,419

		75,189

Finland — 1.6%

Cargotec OYJ, Class B	336	13,792

Nokia OYJ	1,873	9,840

Outokumpu OYJ (a)	4,331	16,584

Wartsila OYJ Abp	1,999	32,004

		72,220

France — 12.5%

Air Liquide SA	456	60,634

Airbus SE	308	42,192

Alstom SA	638	28,053

AXA SA (a)	850	22,670

BNP Paribas SA	920	48,979

Capgemini SE	213	25,799

Orange SA	1,451	22,677

Pernod Ricard SA	271	47,340

Renault SA	524	35,744

Sanofi (a)	657	57,289

Schneider Electric SE (a)	539	45,581

Sodexo SA	191	21,865

Thales SA	202	24,118

TOTAL SA	1,254	69,707

INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued

Unibail-Rodamco-Westfield, REIT	80	13,808

Vinci SA	104	10,494

		576,950

Germany — 9.0%

adidas AG	87	22,291

Allianz SE (Registered)	40	9,676

BASF SE	129	10,508

Bayer AG (Registered)	325	21,659

Brenntag AG	535	28,817

Daimler AG (Registered) *	730	47,942

Deutsche Bank AG (Registered)	705	5,849

Deutsche Boerse AG	204	27,288

Deutsche Post AG (Registered) *	889	30,889

Deutsche Telekom AG (Registered)	2,219	37,176

Henkel AG & Co. KGaA (Preference)	269	27,243

Infineon Technologies AG	1,206	28,581

RWE AG *	925	23,726

SAP SE	639	82,413

Siemens AG (Registered)	102	12,282

		416,340

Hong Kong — 3.1%

AIA Group Ltd.	5,669	58,043

CK Asset Holdings Ltd.	2,100	16,882

CK Hutchison Holdings Ltd.	2,164	22,754

Hong Kong Exchanges & Clearing Ltd.	1,256	43,632

I-CABLE Communications Ltd. * (a)	254	4

		141,315

Ireland — 0.8%

CRH plc	256	8,599

Ryanair Holdings plc, ADR *	351	27,225

		35,824

Israel — 0.2%

Teva Pharmaceutical Industries Ltd., ADR *	601	9,142

Italy — 1.8%

Assicurazioni Generali SpA	1,280	24,834

Enel SpA	8,732	55,290

UniCredit SpA (a)	278	3,850

		83,974

Japan — 21.7%

Asahi Group Holdings Ltd.	262	11,433

Bridgestone Corp.	811	32,177

Central Japan Railway Co.	123	26,471

Daicel Corp.	2,391	26,828

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	75

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Japan — continued

Daikin Industries Ltd.	368	46,903

DMG Mori Co. Ltd.	1,719	24,793

Electric Power Development Co. Ltd.	316	7,344

Hitachi Ltd.	407	13,539

Honda Motor Co. Ltd.	1,453	40,535

Japan Airlines Co. Ltd.	477	15,566

Japan Tobacco, Inc.	992	22,925

Kao Corp.	522	40,282

Keyence Corp.	17	10,434

Kyowa Hakko Kirin Co. Ltd.	619	12,034

Mabuchi Motor Co. Ltd.	784	29,062

Marui Group Co. Ltd.	950	19,320

Mitsubishi Corp.	1,050	28,920

Mitsubishi UFJ Financial Group, Inc.	7,603	37,722

Mitsui Fudosan Co. Ltd.	990	22,937

NGK Spark Plug Co. Ltd.	961	18,729

Nintendo Co. Ltd.	130	44,636

Nippon Telegraph & Telephone Corp.	861	35,804

Nomura Research Institute Ltd.	321	15,693

Olympus Corp.	630	7,066

Otsuka Corp.	594	23,344

Otsuka Holdings Co. Ltd.	856	30,616

Panasonic Corp.	2,325	21,410

Persol Holdings Co. Ltd.	827	15,592

Renesas Electronics Corp. *	2,164	11,590

Seven & i Holdings Co. Ltd.	974	33,715

Sony Corp.	358	18,041

Sumitomo Electric Industries Ltd.	968	12,884

Sumitomo Mitsui Financial Group, Inc.	986	35,852

T&D Holdings, Inc.	2,219	24,036

Tokio Marine Holdings, Inc.	612	31,012

Tokyo Gas Co. Ltd.	366	9,299

Tokyu Corp.	1,916	31,278

Toray Industries, Inc.	2,861	19,577

Toyota Motor Corp.	1,098	67,985

West Japan Railway Co.	205	15,269

Yamato Holdings Co. Ltd.	418	9,085

		1,001,738

Luxembourg — 0.5%

ArcelorMittal	982	21,374

Malta — 0.0%(b)

BGP Holdings plc * ‡	449	—	(c)

INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — 5.3%

Akzo Nobel NV	369	31,313

ASML Holding NV (a)	229	47,892

Heineken NV (a)	167	18,099

ING Groep NV	2,715	34,640

Koninklijke Philips NV	323	13,877

Royal Dutch Shell plc, Class A	1,446	46,061

Royal Dutch Shell plc, Class B	1,597	51,533

		243,415

Singapore — 1.1%

DBS Group Holdings Ltd.	2,194	45,622

United Overseas Bank Ltd.	209	4,274

		49,896

Spain — 3.5%

Banco Santander SA (a)	4,337	21,986

Bankia SA	6,810	18,860

Iberdrola SA	7,400	67,250

Industria de Diseno Textil SA	1,428	43,247

Telefonica SA	1,160	9,670

		161,013

Sweden — 1.2%

Lundin Petroleum AB	690	22,487

Svenska Handelsbanken AB, Class A	3,137	34,262

		56,749

Switzerland — 9.5%

Alcon, Inc. *	166	9,561

Cie Financiere Richemont SA (Registered)	455	33,297

Credit Suisse Group AG (Registered) *	3,114	41,407

LafargeHolcim Ltd. (Registered) *	751	38,567

Nestle SA (Registered)	1,259	121,190

Novartis AG (Registered)	813	66,591

Roche Holding AG	326	86,036

Swiss Re AG	339	32,659

Zurich Insurance Group AG	34	10,698

		440,006

United Kingdom — 14.5%

3i Group plc	2,827	39,563

AstraZeneca plc	212	15,774

Aviva plc	4,340	24,373

Barratt Developments plc	2,969	23,354

BP plc	8,651	62,904

British American Tobacco plc	1,411	55,237

Burberry Group plc	1,042	27,467

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

United Kingdom — continued

Diageo plc	171	7,189

Dixons Carphone plc	7,310	13,858

GlaxoSmithKline plc	2,438	50,079

HSBC Holdings plc	4,773	41,591

InterContinental Hotels Group plc	719	46,585

ITV plc	13,236	23,635

Lloyds Banking Group plc	21,668	17,720

Prudential plc	2,460	55,886

Standard Chartered plc	4,147	37,916

Taylor Wimpey plc	8,103	19,210

Unilever NV, CVA (a)	881	53,328

Vodafone Group plc	21,415	39,722

Whitbread plc	197	11,449

		666,840

United States — 0.8%

Ferguson plc	500	35,578

Total Common Stocks (Cost $4,321,197)		4,412,747

	NO. OF RIGHTS (000)
Rights — 0.0% (b)

Hong Kong — 0.0% (b)

I-CABLE Communications Ltd., expiring 5/24/2019 * (Cost $—)	191	—	(c)

	SHARES (000)
Short-Term Investments — 3.6%

Investment Companies — 3.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (d) (e) (Cost $168,624)	168,574	168,625

Investment of Cash Collateral from Securities Loaned — 4.7%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	154,989	155,004

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (d) (e)	60,785	60,785

Total Investment of Cash Collateral from Securities Loaned (Cost $215,789)		215,789

Total Investments — 104.1% (Cost $4,705,610)		4,797,161
Liabilities in Excess of Other Assets — (4.1)%		(189,021)

NET ASSETS — 100.0%		4,608,140

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	10.1%

Pharmaceuticals	8.5

Insurance	6.1

Oil, Gas & Consumable Fuels	5.3

Investment of cash collateral from securities loaned	4.5

Automobiles	4.0

Chemicals	3.5

Capital Markets	3.4

Beverages	3.0

Metals & Mining	2.8

Electric Utilities	2.6

Food Products	2.5

Diversified Telecommunication Services	2.2

Machinery	2.1

Personal Products	1.9

Trading Companies & Distributors	1.9

Semiconductors & Semiconductor Equipment	1.8

Textiles, Apparel & Luxury Goods	1.7

Software	1.7

Household Durables	1.7

Hotels, Restaurants & Leisure	1.7

Tobacco	1.6

Electrical Equipment	1.6

Road & Rail	1.5

Aerospace & Defense	1.4

IT Services	1.3

Auto Components	1.3

Equity Real Estate Investment Trusts (REITs)	1.3

Specialty Retail	1.2

Construction Materials	1.0

Building Products	1.0

Others (each less than 1.0%)	10.3

Short-Term Investments	3.5

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	77

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $206,403,000.

(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

EURO STOXX 50 Index	688	06/2019	EUR	26,677	920

FTSE 100 Index	141	06/2019	GBP	13,570	94

SPI 200 Index	825	06/2019	AUD	91,730	1,234

TOPIX Index	273	06/2019	JPY	39,788	418

					2,666

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.8%

Australia — 2.0%

BHP Group plc	457	10,785

Austria — 2.0%

Erste Group Bank AG *	266	10,667

Brazil — 1.0%

Itau Unibanco Holding SA (Preference)	598	5,175

Canada — 8.3%

Alimentation Couche-Tard, Inc., Class B	209	12,330

Canadian National Railway Co.	127	11,826

Canadian Pacific Railway Ltd.	45	10,012

Toronto-Dominion Bank (The)	173	9,864

		44,032

China — 9.6%

Alibaba Group Holding Ltd., ADR *	62	11,422

Ping An Insurance Group Co. of China Ltd., Class H	1,664	20,136

Tencent Holdings Ltd.	394	19,424

		50,982

Denmark — 2.0%

Novo Nordisk A/S, Class B	210	10,284

France — 5.7%

Airbus SE (a)	67	9,138

LVMH Moet Hennessy Louis Vuitton SE	35	13,761

Safran SA	49	7,124

		30,023

Germany — 9.2%

Continental AG	65	10,800

Delivery Hero SE *(b)	162	7,468

Deutsche Boerse AG	63	8,458

Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	34	8,350

SAP SE	106	13,606

		48,682

Hong Kong — 5.8%

AIA Group Ltd.	2,092	21,417

CK Asset Holdings Ltd.	1,152	9,263

		30,680

India — 3.7%

HDFC Bank Ltd., ADR	170	19,440

Indonesia — 1.8%

Bank Central Asia Tbk. PT	4,814	9,724

INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — 10.8%

Asahi Group Holdings Ltd.	164	7,142

FANUC Corp.	45	8,361

Keyence Corp.	14	8,497

Komatsu Ltd.	308	7,948

Shin-Etsu Chemical Co. Ltd.	114	10,761

Shiseido Co. Ltd.	97	7,661

SMC Corp.	16	6,516

		56,886

Netherlands — 2.2%

ASML Holding NV (a)	55	11,578

Sweden — 1.0%

Svenska Handelsbanken AB, Class A	480	5,244

Switzerland — 7.2%

Alcon, Inc. *	29	1,650

Nestle SA (Registered)	258	24,859

Novartis AG (Registered)	143	11,740

		38,249

Taiwan — 2.3%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	271	11,893

United Kingdom — 20.7%

AstraZeneca plc	104	7,768

Burberry Group plc	368	9,691

Diageo plc	351	14,797

GlaxoSmithKline plc	602	12,371

Legal & General Group plc	3,234	11,761

Linde plc	53	9,507

London Stock Exchange Group plc	132	8,667

RELX plc	431	9,865

Smith & Nephew plc	537	10,383

Unilever NV, CVA (a)	242	14,635

		109,445

United States — 1.5%

Ferguson plc	111	7,907

Total Common Stocks (Cost $451,749)		511,676

Short-term Investments — 4.0%

Investment Companies — 4.0%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (c) (d) (Cost $21,161)	21,155	21,161

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	79

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — 5.2%

JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	14,999	15,000

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (c) (d)	12,556	12,556

Total Investment of Cash Collateral from Securities Loaned (Cost $27,556)		27,556

Total Investments — 106.0% (Cost $500,466)		560,393
Liabilities in Excess of Other Assets — (6.0)%		(31,493)

NET ASSETS — 100.0%		528,900

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Insurance	11.0%

Banks	10.7

Pharmaceuticals	7.5

Investment of cash collateral from securities loaned	4.9

Food Products	4.4

Semiconductors & Semiconductor Equipment	4.2

Textiles, Apparel & Luxury Goods	4.2

Machinery	4.1

Personal Products	4.0

Beverages	3.9

Road & Rail	3.9

Chemicals	3.6

Interactive Media & Services	3.5

Internet & Direct Marketing Retail	3.4

Capital Markets	3.1

Aerospace & Defense	2.9

Software	2.4

Food & Staples Retailing	2.2

Health Care Equipment & Supplies	2.1

Auto Components	1.9

Metals & Mining	1.9

Professional Services	1.8

Real Estate Management & Development	1.7

Electronic Equipment, Instruments & Components	1.5

Trading Companies & Distributors	1.4

Short-Term Investments	3.8

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $26,465,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.9%

Australia — 6.9%

AGL Energy Ltd.	84	1,314

Alumina Ltd.	567	897

Australia & New Zealand Banking Group Ltd.	235	4,508

BHP Group Ltd.	224	5,930

BlueScope Steel Ltd.	80	762

Fortescue Metals Group Ltd.	259	1,309

Harvey Norman Holdings Ltd.	263	774

Iluka Resources Ltd.	76	464

IOOF Holdings Ltd.	117	534

JB Hi-Fi Ltd. (a)	43	773

Metcash Ltd.	417	844

Qantas Airways Ltd.	205	811

Rio Tinto plc	109	6,364

Santos Ltd.	106	535

South32 Ltd.	688	1,626

St Barbara Ltd.	141	319

Telstra Corp. Ltd.	535	1,274

Whitehaven Coal Ltd.	286	848

		29,886

Austria — 1.2%

AT&S Austria Technologie & Systemtechnik AG	38	759

BAWAG Group AG (b)	18	861

Erste Group Bank AG *	24	952

EVN AG	31	467

OMV AG	27	1,473

Telekom Austria AG *	65	488

		5,000

Belgium — 0.8%

Ageas	24	1,252

bpost SA	46	557

KBC Group NV	24	1,761

		3,570

China — 0.4%

BOC Hong Kong Holdings Ltd.	349	1,564

Denmark — 0.6%

Matas A/S	85	842

Pandora A/S	14	581

Scandinavian Tobacco Group A/S, Class A (b)	63	754

TCM Group A/S (b)	16	256

		2,433

INVESTMENTS	SHARES (000)	VALUE ($000)

Finland — 1.0%

Cramo OYJ	44	928

Metsa Board OYJ	81	455

Ramirent OYJ	76	531

Sanoma OYJ	85	862

Tokmanni Group Corp.	70	615

UPM-Kymmene OYJ	19	543

YIT OYJ (a)	78	477

		4,411

France — 7.6%

Air France-KLM *	53	612

ALD SA (b)	41	598

Arkema SA	5	556

Atos SE	7	767

AXA SA (a)	165	4,400

Cie Generale des Etablissements Michelin SCA	17	2,226

CNP Assurances (a)	34	803

Credit Agricole SA	118	1,616

Derichebourg SA	124	540

Europcar Mobility Group (a) (b)	51	423

Eutelsat Communications SA	43	785

Faurecia SA	13	661

Groupe Crit	9	698

Kaufman & Broad SA	21	851

Metropole Television SA	8	162

Neopost SA	30	739

Orange SA	161	2,520

Peugeot SA (a)	52	1,358

Publicis Groupe SA	10	590

Rexel SA	29	390

Rothschild & Co.	18	603

Sopra Steria Group	5	642

SPIE SA	1	29

Television Francaise 1	50	543

TOTAL SA	171	9,522

		32,634

Georgia — 0.3%

Bank of Georgia Group plc	29	641

TBC Bank Group plc	40	857

		1,498

Germany — 7.0%

ADLER Real Estate AG	33	470

Allianz SE (Registered)	32	7,622

CECONOMY AG *	94	630

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	81

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Germany — continued

Covestro AG (b)	22	1,194

CropEnergies AG	87	573

Deutsche Lufthansa AG (Registered)	37	905

Deutsche Pfandbriefbank AG (b)	45	623

Deutsche Telekom AG (Registered)	265	4,441

Evonik Industries AG	39	1,164

Freenet AG	23	545

HeidelbergCement AG	13	1,084

JOST Werke AG (b)	25	917

METRO AG	44	749

Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	7	1,792

RWE AG *	52	1,334

Siltronic AG *	6	571

Takkt AG	55	871

Volkswagen AG (Preference)	18	3,140

Wuestenrot & Wuerttembergische AG	45	918

Zeal Network SE	20	447

		29,990

Ghana — 0.1%

Tullow Oil plc	216	634

Hong Kong — 2.9%

CK Hutchison Holdings Ltd.	223	2,345

Hongkong Land Holdings Ltd.	202	1,408

Hysan Development Co. Ltd.	196	1,098

Kerry Properties Ltd.	186	796

New World Development Co. Ltd.	763	1,264

NWS Holdings Ltd.	473	984

Sun Hung Kai Properties Ltd.	133	2,287

Wharf Holdings Ltd. (The)	243	698

Wheelock & Co. Ltd.	179	1,276

Xinyi Glass Holdings Ltd.	462	528

		12,684

India — 0.1%

Rhi Magnesita NV	8	543

Ireland — 0.1%

Smurfit Kappa Group plc	18	527

Isle of Man — 0.1%

Strix Group plc	180	400

Israel — 0.5%

Bank Leumi Le-Israel BM	175	1,196

Israel Discount Bank Ltd., Class A	268	1,047

		2,243

INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — 3.0%

ASTM SpA	39	987

Banca Farmafactoring SpA (b)	139	823

Cairo Communication SpA	217	898

Eni SpA	219	3,726

Esprinet SpA	142	578

Immobiliare Grande Distribuzione SIIQ SpA, REIT	69	523

Maire Tecnimont SpA *	125	448

Mediobanca Banca di Credito Finanziario SpA	134	1,423

Poste Italiane SpA (b)	97	1,037

Rizzoli Corriere Della Sera Mediagroup SpA *	601	874

Unieuro SpA *(b)	61	1,009

Unipol Gruppo SpA	102	521

		12,847

Japan — 20.9%

77 Bank Ltd. (The)	36	518

Acom Co. Ltd.	150	526

Advantest Corp.	42	1,185

Bridgestone Corp.	52	2,079

Brother Industries Ltd.	68	1,341

Concordia Financial Group Ltd.	197	769

Credit Saison Co. Ltd.	48	614

Daicel Corp.	99	1,107

Dai-ichi Life Holdings, Inc.	124	1,794

DMG Mori Co. Ltd.	75	1,081

FUJIFILM Holdings Corp.	11	528

Fujitsu Ltd.	8	565

Gunma Bank Ltd. (The)	178	707

Hitachi Capital Corp.	33	771

Hitachi Ltd.	89	2,960

Honda Motor Co. Ltd.	137	3,828

Isuzu Motors Ltd.	82	1,187

ITOCHU Corp.	140	2,530

Jafco Co. Ltd.	15	568

Japan Airlines Co. Ltd.	21	695

Kajima Corp.	90	1,336

Kansai Electric Power Co., Inc. (The)	98	1,182

KDDI Corp.	136	3,125

Kumagai Gumi Co. Ltd.	27	789

Maeda Corp.	54	535

Marubeni Corp.	219	1,571

Mitsubishi Corp.	118	3,237

Mitsubishi UFJ Financial Group, Inc.	931	4,620

Mitsubishi UFJ Lease & Finance Co. Ltd.	205	1,047

Mitsui & Co. Ltd.	161	2,606

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Japan — continued

Mizuho Financial Group, Inc.	2,124	3,317

MS&AD Insurance Group Holdings, Inc.	37	1,141

Nippon Telegraph & Telephone Corp.	65	2,696

Nishi-Nippon Financial Holdings, Inc.	56	466

NTT DOCOMO, Inc.	107	2,315

Obayashi Corp.	95	938

Open House Co. Ltd.	14	525

Shimizu Corp.	83	707

Shinsei Bank Ltd.	71	984

Shizuoka Bank Ltd. (The)	82	632

Showa Denko KK	15	515

Sompo Holdings, Inc.	32	1,208

Sony Corp.	17	871

Sumitomo Chemical Co. Ltd.	238	1,187

Sumitomo Corp.	108	1,549

Sumitomo Heavy Industries Ltd.	28	981

Sumitomo Mitsui Financial Group, Inc.	111	4,034

Sumitomo Mitsui Trust Holdings, Inc.	44	1,528

T&D Holdings, Inc.	84	905

Taiheiyo Cement Corp.	34	1,103

Taisei Corp.	19	845

Teijin Ltd.	42	728

Tokuyama Corp.	27	681

Tosoh Corp.	49	782

Toyota Boshoku Corp.	52	761

Toyota Motor Corp.	163	10,073

Toyota Tsusho Corp.	42	1,392

TS Tech Co. Ltd.	23	697

Ube Industries Ltd.	17	357

Yokohama Rubber Co. Ltd. (The)	51	967

		90,286

Luxembourg — 0.3%

Aperam SA	16	497

RTL Group SA	15	868

		1,365

Malta — 0.1%

Kindred Group plc, SDR	62	542

Netherlands — 7.7%

ABN AMRO Group NV, CVA (b)	62	1,450

Aegon NV (a)	216	1,127

ASR Nederland NV	20	903

BE Semiconductor Industries NV	19	548

Flow Traders (b)	26	743

INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued

Heijmans NV, CVA *	80	908

ING Groep NV	327	4,171

Intertrust NV (b)	49	932

NIBC Holding NV (b)	89	852

NN Group NV	40	1,764

Randstad NV	18	1,039

Royal Dutch Shell plc, Class A	557	17,737

Signify NV (b)	35	1,055

		33,229

New Zealand — 0.3%

Air New Zealand Ltd.	386	691

Z Energy Ltd.	123	520

		1,211

Norway — 3.2%

DNB ASA *	111	2,132

DNO ASA	276	626

Elkem ASA *(b)	145	601

Equinor ASA	113	2,523

Europris ASA *(b)	179	560

Komplett Bank ASA *	298	442

Kvaerner ASA	285	396

Norwegian Finans Holding ASA *	99	813

Olav Thon Eiendomsselskap ASA	27	497

Scottish Salmon Co. Plc (The)	267	596

Selvaag Bolig ASA	106	600

SpareBank 1 Nord Norge	105	801

SpareBank 1 SMN	81	880

SpareBank 1 SR-Bank ASA	74	859

Stolt-Nielsen Ltd.	29	363

Storebrand ASA	58	489

Telenor ASA (a)	25	493

		13,671

Portugal — 0.3%

Altri SGPS SA	98	769

Semapa-Sociedade de Investimento e Gestao	36	585

		1,354

Russia — 0.3%

Evraz plc	139	1,139

Petropavlovsk plc *	2,612	286

		1,425

Singapore — 1.2%

DBS Group Holdings Ltd.	70	1,454

Jardine Cycle & Carriage Ltd.	18	478

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	83

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

Singapore — continued

Oversea-Chinese Banking Corp. Ltd.	163	1,449

United Overseas Bank Ltd.	90	1,843

		5,224

South Africa — 0.6%

Anglo American plc	106	2,740

Spain — 3.0%

ACS Actividades de Construccion y Servicios SA	38	1,763

Banco Bilbao Vizcaya Argentaria SA (a)	507	3,081

Enagas SA	45	1,270

Mediaset Espana Comunicacion SA	77	598

Repsol SA	141	2,384

Talgo SA *(b)	80	528

Telefonica SA	404	3,372

		12,996

Sweden — 3.2%

Betsson AB *	96	731

Boliden AB *	31	929

Dometic Group AB (c)	60	550

Granges AB	57	615

Lindab International AB	64	726

Mycronic AB	35	497

Nobia AB *	86	544

Peab AB	84	770

Resurs Holding AB (b)	133	826

Skandinaviska Enskilda Banken AB, Class A	189	1,802

Skanska AB, Class B	48	836

SKF AB, Class B	27	504

SSAB AB, Class A	121	458

Svenska Handelsbanken AB, Class A	143	1,566

Swedbank AB, Class A	59	957

Tethys Oil AB	107	873

Volvo AB, Class B	33	531

		13,715

Switzerland — 5.6%

ABB Ltd. (Registered) *	26	528

Adecco Group AG (Registered)	19	1,117

Alcon, Inc. *	15	849

ALSO Holding AG (Registered) *	8	944

Dufry AG (Registered) *	5	497

Glencore plc *	829	3,290

Novartis AG (Registered)	74	6,039

Orior AG*	11	856

Roche Holding AG	3	858

INVESTMENTS	SHARES (000)		VALUE ($000)

Switzerland — continued

Swiss Life Holding AG (Registered) *	4		1,833

Swiss Re AG	29		2,768

Vetropack Holding AG	—	(d)	431

Zurich Insurance Group AG	13		4,014

			24,024

Ukraine — 0.2%

Ferrexpo plc	260		704

United Kingdom — 16.2%

Barratt Developments plc	203		1,600

Berkeley Group Holdings plc	18		899

Biffa plc (b)	205		635

Bovis Homes Group plc	63		916

BP plc	901		6,553

British American Tobacco plc	161		6,299

BT Group plc	713		2,128

Card Factory plc	218		583

Centrica plc	675		938

Charter Court Financial Services Group plc (b)	262		1,213

Dart Group plc	50		611

Derwent London plc, REIT	13		520

Dialog Semiconductor plc *	35		1,359

Dixons Carphone plc	269		511

EI Group plc *	213		593

Fiat Chrysler Automobiles NV	48		733

Firstgroup plc *	453		652

Forterra plc (b)	296		1,205

G4S plc	194		548

Genel Energy plc *	251		754

GlaxoSmithKline plc	342		7,028

Greene King plc	71		596

Gulf Keystone Petroleum Ltd. *	153		507

Imperial Brands plc	89		2,819

Inchcape plc	117		942

International Consolidated Airlines Group SA	130		916

International Personal Finance plc	298		712

ITV plc	750		1,340

J Sainsbury plc	252		732

JPJ Group plc *	106		988

Legal & General Group plc	671		2,439

Lloyds Banking Group plc	5,229		4,277

Marks & Spencer Group plc	244		909

McBride plc *	141		197

McBride plc (Preference) *	2,115		3

Micro Focus International plc	38		971

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued

United Kingdom — continued

Mitchells & Butlers plc *	214	712

Morgan Sindall Group plc	44	750

National Express Group plc	96	515

OneSavings Bank plc	183	1,039

Persimmon plc	38	1,107

Reach plc	217	210

Royal Bank of Scotland Group plc	608	1,903

St Modwen Properties plc	96	516

Staffline Group plc	34	387

Taylor Wimpey plc	677	1,605

U & I Group plc	318	739

Vodafone Group plc	1,960	3,635

WPP plc	158	1,977

		69,721

United States — 0.2%

TI Fluid Systems plc (b)	259	716

Total Common Stocks (Cost $424,215)		413,787

Short-term Investments — 3.0%

Investment Companies — 3.0%

JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48% (e) (f) (Cost $12,915)	12,911	12,915

Investment of Cash Collateral from Securities Loaned — 1.9%

JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45% (e) (f) (Cost $8,406)	8,406	8,406

Total Investments — 100.8% (Cost $445,536)		435,108
Liabilities in Excess of Other Assets — (0.8)%		(3,475)

NET ASSETS — 100.0%		431,633

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Banks	14.9%

Oil, Gas & Consumable Fuels	11.7

Insurance	8.9

Metals & Mining	6.5

Automobiles	4.7

Diversified Telecommunication Services	4.0

Trading Companies & Distributors	3.4

Pharmaceuticals	3.2

Real Estate Management & Development	2.8

Construction & Engineering	2.6

Tobacco	2.3

Media	2.2

Wireless Telecommunication Services	2.2

Auto Components	2.1

Chemicals	2.0

Household Durables	2.0

Investment of cash collateral from securities loaned	1.9

Electronic Equipment, Instruments & Components	1.4

Airlines	1.2

Specialty Retail	1.1

Hotels, Restaurants & Leisure	1.1

Machinery	1.0

Professional Services	1.0

Others (each less than 1.0%)	12.8

Short-Term Investments	3.0

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	85

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SCA	Limited partnership with share capital
SGPS	Holding company

(a)	The security or a portion of this security is on loan at April 30, 2019. The total value of securities on loan at April 30, 2019 is approximately $8,046,000.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than one thousand.
(e)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of April 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of April 30, 2019 (amounts in thousands, except number of contracts):
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

EURO STOXX 50 Index	129	06/2019	EUR	5,002	222

FTSE 100 Index	35	06/2019	GBP	3,368	53

TOPIX Index	33	06/2019	JPY	4,810	45

					320

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
ASSETS:
Investments in non-affiliates, at value	$1,390,599		$5,833,359	$369,020		$568,153
Investments in affiliates, at value	17,075		138,231	2,387		5,721
Investment of cash collateral received from securities loaned, at value (See Note 2.C.)	143		23,445	—		60,001
Cash	1,627		2,154	218		96
Foreign currency, at value	1,760		21,748	1,880		77
Deposits at broker for futures contracts	—		—	224		—
Receivables:
Investment securities sold	795		2,937	13,045		6,836
Fund shares sold	49		11,313	—	(a)	59
Dividends from non-affiliates	1,184		4,005	424		1,672
Dividends from affiliates	38		239	3		20
Tax reclaims	11		16	—		4,596
Securities lending income (See Note 2.C.)	7		64	—		61
Deferred offering cost (See Note 2.G.)	—		—	29		—

Total Assets	1,413,288		6,037,511	387,230		647,292

LIABILITIES:
Payables:
Investment securities purchased	2,339		30,225	13,194		2,938
Collateral received on securities loaned (See Note 2.C.)	143		23,445	—		60,001
Fund shares redeemed	24		3,036	1,571		530
Variation margin on futures contracts	—		—	4		—
Accrued liabilities:
Investment advisory fees	695		3,398	55		315
Administration fees	—		—	13		37
Distribution fees	4		132	—		38
Service fees	3		321	1		39
Custodian and accounting fees	362		954	53		68
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1	—	(a)	—	(a)
Deferred foreign capital gains tax	26		13,531	—		—
Other	125		205	27		100

Total Liabilities	3,721		75,248	14,918		64,066

Net Assets	$1,409,567		$5,962,263	$372,312		$583,226

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan Emerging Economies Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund	JPMorgan Europe Dynamic Fund
NET ASSETS:
Paid-in-Capital	$1,343,103	$4,508,487	$352,030	$648,578
Total distributable earnings (loss)	66,464	1,453,776	20,282	(65,352)

Total Net Assets	$1,409,567	$5,962,263	$372,312	$583,226

Net Assets:
Class A	$11,814	$487,212	$—	$110,188
Class C	1,696	55,930	—	24,278
Class I	9,287	1,193,154	9,931	102,292
Class L	—	663,335	—	72,248
Class R2	—	113	—	—
Class R3	—	1,365	—	—
Class R4	—	1,359	—	—
Class R5	235	37,001	—	—
Class R6	1,386,535	3,522,794	362,381	274,220

Total	$1,409,567	$5,962,263	$372,312	$583,226

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	897	16,671	—	4,636
Class C	133	1,974	—	1,151
Class I	714	39,916	586	4,223
Class L	—	22,032	—	2,948
Class R2	—	4	—	—
Class R3	—	47	—	—
Class R4	—	46	—	—
Class R5	18	1,232	—	—
Class R6	107,627	117,196	21,385	11,239

Net Asset Value (a):
Class A — Redemption price per share	$13.16	$29.22	$—	$23.77
Class C — Offering price per share (b)	12.75	28.33	—	21.09
Class I — Offering and redemption price per share	13.01	29.89	16.94	24.22
Class L — Offering and redemption price per share	—	30.11	—	24.51
Class R2 — Offering and redemption price per share	—	28.99	—	—
Class R3 — Offering and redemption price per share	—	29.13	—	—
Class R4 — Offering and redemption price per share	—	29.79	—	—
Class R5 — Offering and redemption price per share	13.09	30.04	—	—
Class R6 — Offering and redemption price per share	12.88	30.06	16.95	24.40
Class A maximum sales charge	5.25%	5.25%	—%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$13.89	$30.84	$—	$25.09

Cost of investments in non-affiliates	$1,199,943	$4,290,953	$353,588	$535,172
Cost of investments in affiliates	17,075	138,231	2,387	5,721
Cost of foreign currency	1,577	21,803	1,882	77
Investment securities on loan, at value	136	22,871	—	50,821
Cost of investment of cash collateral	143	23,445	—	60,001

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	89

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan Global Research Enhanced Index Fund		JPMorgan International Advantage Fund	JPMorgan International Equity Fund	JPMorgan International Equity Income Fund
ASSETS:
Investments in non-affiliates, at value	$4,588,269		$3,383,571	$4,433,305	$131,773
Investments in affiliates, at value	3,058		57,922	82,881	1,314
Investment of cash collateral received from securities loaned, at value (See Note 2.C.)	88,973		176,378	372,445	—
Cash	160		32	10	28
Foreign currency, at value	1,176		—	15	104
Deposits at broker for futures contracts	894		3,280	—	—
Receivables:
Investment securities sold	7,704		29,797	35,239	542
Fund shares sold	222		159	1,190	178
Dividends from non-affiliates	8,835		20,607	17,683	587
Dividends from affiliates	49		122	186	3
Tax reclaims	7,724		10,474	10,921	599
Securities lending income (See Note 2.C.)	102		139	—	—
Variation margin on futures contracts	—		280	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—		—	—	57
Other assets	—		—	—	51

Total Assets	4,707,166		3,682,761	4,953,875	135,236

LIABILITIES:
Payables:
Foreign currency due to custodian, at value	—		3,537	—	—
Investment securities purchased	7,692		18,525	9,245	3
Collateral received on securities loaned (See Note 2.C.)	88,973		176,378	372,445	—
Fund shares redeemed	3,634		440	1,419	307
Variation margin on futures contracts	5		—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—		—	—	244
Accrued liabilities:
Investment advisory fees	631		1,339	1,746	89
Administration fees	206		—	—	—
Distribution fees	—		46	68	78
Service fees	29		36	74	68
Custodian and accounting fees	166		202	207	21
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	—	—
Other	251		83	72	38

Total Liabilities	101,587		200,586	385,276	848

Net Assets	$4,605,579		$3,482,175	$4,568,599	$134,388

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan Global Research Enhanced Index Fund	JPMorgan International Advantage Fund	JPMorgan International Equity Fund	JPMorgan International Equity Income Fund
NET ASSETS:
Paid-in-Capital	$3,128,718	$3,466,655	$3,900,940	$126,547
Total distributable earnings (loss)	1,476,861	15,520	667,659	7,841

Total Net Assets	$4,605,579	$3,482,175	$4,568,599	$134,388

Net Assets:
Class A	$—	$155,312	$276,199	$57,006
Class C	—	1,466	18,032	11,914
Class I	387,770	66,799	171,251	47,455
Class R2	—	32,232	1,801	301
Class R5	—	—	21,760	185
Class R6	4,217,809	3,226,366	4,079,556	17,527

Total	$4,605,579	$3,482,175	$4,568,599	$134,388

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	—	7,867	16,586	3,650
Class C	—	73	1,145	769
Class I	17,848	3,254	10,126	3,029
Class R2	—	1,658	109	19
Class R5	—	—	1,284	12
Class R6	196,518	159,730	240,832	1,119

Net Asset Value (a):
Class A — Redemption price per share	$—	$19.74	$16.65	$15.62
Class C — Offering price per share (b)	—	20.03	15.75	15.49
Class I — Offering and redemption price per share	21.73	20.53	16.91	15.67
Class R2 — Offering and redemption price per share	—	19.45	16.55	15.58
Class R5 — Offering and redemption price per share	—	—	16.94	15.68
Class R6 — Offering and redemption price per share	21.46	20.20	16.94	15.67
Class A maximum sales charge	–%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$—	$20.83	$17.57	$16.49

Cost of investments in non-affiliates	$3,295,606	$3,274,851	$3,612,173	$121,547
Cost of investments in affiliates	3,058	57,922	82,881	1,314
Cost of foreign currency	1,174	—	18	103
Investment securities on loan, at value	85,387	163,187	355,310	—
Cost of investment of cash collateral	88,973	176,378	372,445	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	91

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2019 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	JPMorgan International Hedged Equity Fund		JPMorgan International Research Enhanced Equity Fund		JPMorgan International Unconstrained Equity Fund		JPMorgan International Value Fund
ASSETS:
Investments in non-affiliates, at value	$49,345		$4,412,747		$511,676		$413,787
Investments in affiliates, at value	1,374		168,625		21,161		12,915
Investment of cash collateral received from securities loaned, at value (See Note 2.C.)	—		215,789		27,556		8,406
Options purchased, at value	115		—		—		—
Cash	281		25		289		47
Foreign currency, at value	67		3,897		—		664
Deposits at broker for futures contracts	100		8,427		—		911
Deposits at broker for written options contracts	8		—		—		—
Receivables:
Due from custodian	—		—		4,495		444
Investment securities sold	231		14,782		2		—
Fund shares sold	1		2,490		1,059		401
Dividends from non-affiliates	208		19,817		1,556		2,646
Dividends from affiliates	1		331		41		28
Tax reclaims	17		14,753		552		2,744
Securities lending income (See Note 2.C.)	—		29		4		5
Variation margin on futures contracts	—		—		—		83
Due from adviser	19		—		—		—
Deferred offering cost (See Note 2.G.)	88		—		—		—

Total Assets	51,855		4,861,712		568,391		443,081

LIABILITIES:
Payables:
Foreign currency due to custodian, at value	—		—		243		—
Investment securities purchased	66		5,929		10,961		1,531
Collateral received on securities loaned (See Note 2.C.)	—		215,789		27,556		8,406
Fund shares redeemed	—		30,126		413		754
Variation margin on futures contracts	2		342		—		—
Outstanding options written, at fair value	467		—		—		—
Accrued liabilities:
Investment advisory fees	—		623		179		162
Administration fees	—		205		—		—
Distribution fees	—	(a)	42		32		48
Service fees	10		26		45		45
Custodian and accounting fees	6		256		34		71
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)	—	(a)	—
Other	18		234		28		431

Total Liabilities	569		253,572		39,491		11,448

Net Assets	$51,286		$4,608,140		$528,900		$431,633

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan International Hedged Equity Fund	JPMorgan International Research Enhanced Equity Fund	JPMorgan International Unconstrained Equity Fund	JPMorgan International Value Fund
NET ASSETS:
Paid-in-Capital	$50,532	$4,613,279	$518,449	$464,819
Total distributable earnings (loss)	754	(5,139)	10,451	(33,186)

Total Net Assets	$51,286	$4,608,140	$528,900	$431,633

Net Assets:
Class A	$20	$203,351	$96,665	$194,441
Class C	20	—	20,361	11,095
Class I	51,205	170,571	177,585	55,236
Class L	—	—	—	38,815
Class R2	—	—	989	1,159
Class R5	20	—	3,307	76
Class R6	21	4,234,218	229,993	130,811

Total	$51,286	$4,608,140	$528,900	$431,633

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1	11,639	4,699	15,778
Class C	1	—	1,001	929
Class I	3,363	9,647	8,528	4,375
Class L	—	—	—	3,093
Class R2	—	—	48	96
Class R5	1	—	159	6
Class R6	2	240,429	11,054	10,464

Net Asset Value (a):
Class A — Redemption price per share	$15.22	$17.47	$20.57	$12.32
Class C — Offering price per share (b)	15.21	—	20.35	11.94
Class I — Offering and redemption price per share	15.23	17.68	20.82	12.63
Class L — Offering and redemption price per share	—	—	—	12.55
Class R2 — Offering and redemption price per share	—	—	20.45	12.08
Class R5 — Offering and redemption price per share	15.23	—	20.80	12.48
Class R6 — Offering and redemption price per share	15.23	17.61	20.81	12.50
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$16.06	$18.44	$21.71	$13.00

Cost of investments in non-affiliates	$48,629	$4,321,197	$451,749	$424,215
Cost of investments in affiliates	1,374	168,624	21,161	12,915
Cost of options purchased	470	—	—	—
Cost of foreign currency	67	3,887	—	662
Investment securities on loan, at value	—	206,403	26,465	8,046
Cost of investment of cash collateral	—	215,789	27,556	8,406
Premiums received from options written	478	—	—	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	93

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited)

(Amounts in thousands)

	JPMorgan Emerging Economies Fund	JPMorgan Emerging Markets Equity Fund		JPMorgan Emerging Markets Research Enhanced Equity Fund (a)	JPMorgan Europe Dynamic Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2	$10		$1	$10
Interest income from affiliates	5	6		4	— (b)
Dividend income from non-affiliates	14,978	25,566		1,384	12,988
Dividend income from affiliates	164	757		87	202
Income from securities lending (net)	8	513		—	97
Foreign taxes withheld	(2,366)	(1,629)		(120)	(1,003)

Total investment income	12,791	25,223		1,356	12,294

EXPENSES:
Investment advisory fees	6,293	21,092		222	1,977
Administration fees	572	1,911		67	235
Distribution fees:
Class A	14	471		—	141
Class C	7	179		—	99
Class R2	—	—	(b)	—	—
Class R3	—	1		—	—
Service fees:
Class A	14	471		—	141
Class C	2	60		—	33
Class I (c)	17	1,118		4	140
Class L	—	269		—	45
Class R2	—	—	(b)	—	—
Class R3	—	1		—	—
Class R4	—	1		—	—
Class R5	— (b)	14		—	—
Custodian and accounting fees	573	1,461		62	91
Interest expense to affiliates	53	55		— (b)	9
Professional fees	62	68		35	52
Trustees’ and Chief Compliance Officer’s fees	16	23		9	14
Printing and mailing costs	28	220		7	22
Registration and filing fees	40	120		3	46
Transfer agency fees (See Note 2.I.)	20	81		1	17
Offering costs (See Note 2.G.)	—	—		19	—
Other	13	36		6	11

Total expenses	7,724	27,652		435	3,073

Less fees waived	(2,532)	(5,771)		(71)	(117)
Less expense reimbursements	(6)	(15)		(59)	—

Net expenses	5,186	21,866		305	2,956

Net investment income (loss)	7,605	3,357		1,051	9,338

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(49,403)	57,327	(d)	528	(47,716)
Investments in affiliates	— (b)	—	(b)	— (b)	— (b)
Futures contracts	1,803	2,644		3,261	187
Foreign currency transactions	(152)	(285)		4	61

Net realized gain (loss)	(47,752)	59,686		3,793	(47,468)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	191,447 (e)	992,353	(f)	15,432	71,097
Investments in affiliates	—	—	(b)	— (b)	— (b)
Futures contracts	—	—		41	(201)
Foreign currency translations	46	(69)		(9)	(21)

Change in net unrealized appreciation/depreciation	191,493	992,284		15,464	70,875

Net realized/unrealized gains (losses)	143,741	1,051,970		19,257	23,407

Change in net assets resulting from operations	$151,346	$1,055,327		$20,308	$32,745

(a)	Commencement of operations was December 11, 2018.
(b)	Amount rounds to less than one thousand.
(c)	Commencement of offering of class of shares effective January 30, 2019 for JPMorgan Emerging Markets Research Enhanced Equity Fund.
(d)	Net of foreign capital gains tax of approximately $189,000 for JPMorgan Emerging Markets Equity Fund.
(e)	Net of change in foreign capital gains tax of approximately $(26,000) for JPMorgan Emerging Economies Fund.
(f)	Net of change in foreign capital gains tax of approximately $(10,729,000) for JPMorgan Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan Global Research Enhanced Index Fund	JPMorgan International Advantage Fund	JPMorgan International Equity Fund	JPMorgan International Equity Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$29	$24	$— (a)	$— (a)
Interest income from affiliates	4	1	— (a)	— (a)
Dividend income from non-affiliates	63,824	61,015	61,961	3,167
Dividend income from affiliates	319	652	874	13
Income from securities lending (net)	350	293	1	—
Foreign taxes withheld	(2,744)	(3,966)	(4,878)	(293)

Total investment income	61,782	58,019	57,958	2,887

EXPENSES:
Investment advisory fees	4,869	10,008	14,072	456
Administration fees	1,884	1,286	1,631	50
Distribution fees:
Class A	—	190	310	73
Class C	—	6	67	44
Class R2	—	77	4	— (a)
Service fees:
Class A	—	190	310	73
Class C	—	2	22	15
Class I	492	77	208	55
Class R2	—	39	2	— (a)
Class R5	—	—	10	— (a)
Custodian and accounting fees	233	292	306	36
Interest expense to affiliates	103	3	3	5
Professional fees	92	69	74	68
Trustees’ and Chief Compliance Officer’s fees	23	19	21	12
Printing and mailing costs	117	43	46	10
Registration and filing fees	53	47	47	35
Transfer agency fees (See Note 2.I.)	27	57	40	12
Other	40	28	30	5

Total expenses	7,933	12,433	17,203	949

Less fees waived	(1,590)	(3,070)	(5,879)	(388)
Less expense reimbursements	—	—	—	— (a)

Net expenses	6,343	9,363	11,324	561

Net investment income (loss)	55,439	48,656	46,634	2,326

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	231,748	(93,709)	(176,599)	(2,089)
Investments in affiliates	— (a)	—	(1)	—
Futures contracts	(1,118)	(663)	—	—
Foreign currency transactions	856	(201)	(199)	(11)
Forward foreign currency exchange contracts	—	—	—	603

Net realized gain (loss)	231,486	(94,573)	(176,799)	(1,497)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	100,555	174,869	583,151	12,063
Investments in affiliates	—	— (a)	—	—
Futures contracts	(774)	3,200	—	—
Foreign currency translations	(53)	(58)	(35)	(13)
Forward foreign currency exchange contracts	—	—	—	(513)

Change in net unrealized appreciation/depreciation	99,728	178,011	583,116	11,537

Net realized/unrealized gains (losses)	331,214	83,438	406,317	10,040

Change in net assets resulting from operations	$386,653	$132,094	$452,951	$12,366

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	95

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2019 (Unaudited) (continued)

(Amounts in thousands)

	JPMorgan International Hedged Equity Fund (a)		JPMorgan International Research Enhanced Equity Fund	JPMorgan International Unconstrained Equity Fund	JPMorgan International Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	(b)	$45	$— (b)	$5
Interest income from affiliates	1		1	— (b)	— (b)
Dividend income from non-affiliates	402		86,164	5,870	9,456
Dividend income from affiliates	1		1,062	97	94
Income from securities lending (net)	—		381	9	55
Foreign taxes withheld	(43)		(7,195)	(444)	(654)

Total investment income	361		80,458	5,532	8,956

EXPENSES:
Investment advisory fees	15		4,528	1,572	1,323
Administration fees	5		1,747	178	170
Distribution fees:
Class A	—	(b)	247	106	247
Class C	—	(b)	—	77	45
Class R2	—		—	2	3
Service fees:
Class A	—	(b)	247	106	247
Class C	—	(b)	—	26	15
Class I	15		193	210	73
Class L	—		—	—	25
Class R2	—		—	1	1
Class R5	—	(b)	—	1	— (b)
Custodian and accounting fees	6		330	64	68
Interest expense to affiliates	—	(b)	4	2	17
Professional fees	16		86	37	58
Trustees’ and Chief Compliance Officer’s fees	—	(b)	21	14	14
Printing and mailing costs	5		114	22	15
Registration and filing fees	—	(b)	47	63	52
Transfer agency fees (See Note 2.I.)	—	(b)	48	18	13
Offering costs (See Note 2.G.)	15		—	—	—
Other	5		49	6	11

Total expenses	82		7,661	2,505	2,397

Less fees waived	(20)		(1,639)	(780)	(583)
Less expense reimbursements	(25)		—	— (b)	— (b)

Net expenses	37		6,022	1,725	1,814

Net investment income (loss)	324		74,436	3,807	7,142

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	30		(94,056)	(23,093)	(29,252)
Investments in affiliates	—		—	—	— (b)
Futures contracts	—		4,121	—	995
Foreign currency transactions	13		(352)	212	227
Forward foreign currency exchange contracts	—		—	(711)	—

Net realized gain (loss)	43		(90,287)	(23,592)	(28,030)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	716		350,538	85,427	30,909
Investments in affiliates	—		1	— (b)	—
Options purchased	(355)		—	—	—
Futures contracts	16		4,817	—	320
Foreign currency translations	(1)		(48)	9	(25)
Options written	11		—	—	—

Change in net unrealized appreciation/depreciation	387		355,308	85,436	31,204

Net realized/unrealized gains (losses)	430		265,021	61,844	3,174

Change in net assets resulting from operations	$754		$339,457	$65,651	$10,316

(a)	Commencement of operations was March 15, 2019.
(b)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,605	$54,858	$3,357	$45,111
Net realized gain (loss)	(47,752)	3,639	59,686	(15,331)
Change in net unrealized appreciation/depreciation	191,493	(408,284)	992,284	(763,494)

Change in net assets resulting from operations	151,346	(349,787)	1,055,327	(733,714)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(3,219)	(1,554)	(788)
Class C	(36)	(37)	(59)	(4)
Class I	(392)	(1,440)	(6,646)	(2,829)
Class L	—	—	(4,471)	(2,054)
Class R2	—	—	(1)	— (a)
Class R3	—	—	(1)	— (a)
Class R4	—	—	(11)	— (a)
Class R5	(6)	(8)	(296)	(1)
Class R6	(49,198)	(39,227)	(30,900)	(16,464)

Total distributions to shareholders	(49,632)	(43,931)	(43,939)	(22,140)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(247,804)	(88,320)	349,670	909,171

NET ASSETS:
Change in net assets	(146,090)	(482,038)	1,361,058	153,317
Beginning of period	1,555,657	2,037,695	4,601,205	4,447,888

End of period	$1,409,567	$1,555,657	$5,962,263	$4,601,205

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund (a)	JPMorgan Europe Dynamic Fund
	Period Ended April 30, 2019 (unaudited)	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,051	$9,338	$16,413
Net realized gain (loss)	3,793	(47,468)	2,070
Change in net unrealized appreciation/depreciation	15,464	70,875	(138,449)

Change in net assets resulting from operations	20,308	32,745	(119,966)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(2,841)	(2,283)
Class C	—	(583)	(435)
Class I (b)	—	(3,245)	(2,988)
Class L	—	(2,456)	(9,949)
Class R6 (c)	(26)	(7,813)	—

Total distributions to shareholders	(26)	(16,938)	(15,655)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	352,030	(117,928)	(156,528)

NET ASSETS:
Change in net assets	372,312	(102,121)	(292,149)
Beginning of period	—	685,347	977,496

End of period	$372,312	$583,226	$685,347

(a)	Commencement of operations was December 11, 2018.
(b)	Commencement of offering of class of shares effective January 30, 2019 for JPMorgan Emerging Markets Research Enhanced Equity Fund.
(c)	Commencement of offering of class of shares effective October 1, 2018 for JPMorgan Europe Dynamic Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan Global Research Enhanced Index Fund		JPMorgan International Advantage Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$55,439	$165,412	$48,656	$90,413
Net realized gain (loss)	231,486	641,468	(94,573)	(37,511)
Change in net unrealized appreciation/depreciation	99,728	(659,780)	178,011	(455,595)

Change in net assets resulting from operations	386,653	147,100	132,094	(402,693)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(3,427)	(4,177)
Class C	—	—	(25)	(19)
Class I	(40,598)	(14,541)	(1,458)	(1,091)
Class R2	—	—	(638)	(172)
Class R6 (a)	(509,050)	(144,723)	(82,457)	(61,869)

Total distributions to shareholders	(549,648)	(159,264)	(88,005)	(67,328)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,078,402)	(2,804,320)	34,830	717,668

NET ASSETS:
Change in net assets	(1,241,397)	(2,816,484)	78,919	247,647
Beginning of period	5,846,976	8,663,460	3,403,256	3,155,609

End of period	$4,605,579	$5,846,976	$3,482,175	$3,403,256

(a)	Commencement of offering of class of shares effective November 1, 2017 for JPMorgan Global Research Enhanced Index Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Equity Income Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$46,634	$105,451	$2,326	$6,142
Net realized gain (loss)	(176,799)	91,823	(1,497)	14,139
Change in net unrealized appreciation/depreciation	583,116	(738,163)	11,537	(30,002)

Change in net assets resulting from operations	452,951	(540,889)	12,366	(9,721)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,817)	(4,237)	(2,792)	(2,651)
Class C	(504)	(224)	(540)	(380)
Class I	(5,707)	(2,341)	(2,064)	(2,728)
Class R2	(54)	(26)	(13)	(8)
Class R5	(688)	(355)	(8)	(11)
Class R6	(137,191)	(59,589)	(682)	(515)

Total distributions to shareholders	(151,961)	(66,772)	(6,099)	(6,293)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,485)	869,664	(13,330)	(42,991)

NET ASSETS:
Change in net assets	299,505	262,003	(7,063)	(59,005)
Beginning of period	4,269,094	4,007,091	141,451	200,456

End of period	$4,568,599	$4,269,094	$134,388	$141,451

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan International Hedged Equity Fund (a)	JPMorgan International Research Enhanced Equity Fund
	Period Ended April 30, 2019 (unaudited)	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$324	$74,436	$155,204
Net realized gain (loss)	43	(90,287)	(30,100)
Change in net unrealized appreciation/depreciation	387	355,308	(588,793)

Change in net assets resulting from operations	754	339,457	(463,689)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(6,271)	(6,079)
Class I	—	(5,060)	(22,656)
Class R6 (b)	—	(149,729)	(79,541)

Total distributions to shareholders	—	(161,060)	(108,276)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,532	(270,875)	233,881

NET ASSETS:
Change in net assets	51,286	(92,478)	(338,084)
Beginning of period	—	4,700,618	5,038,702

End of period	$51,286	$4,608,140	$4,700,618

(a)	Commencement of operations was March 15, 2019.
(b)	Commencement of offering of class of shares effective November 1, 2017 for JPMorgan International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Unconstrained Equity Fund		JPMorgan International Value Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,807	$10,358	$7,142	$19,670
Net realized gain (loss)	(23,592)	(26,039)	(28,030)	29,907
Change in net unrealized appreciation/depreciation	85,436	(65,981)	31,204	(113,795)

Change in net assets resulting from operations	65,651	(81,662)	10,316	(64,218)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,618)	(451)	(7,451)	(6,784)
Class C	(296)	(86)	(419)	(316)
Class I	(3,745)	(1,315)	(2,481)	(3,872)
Class L	—	—	(2,611)	(4,302)
Class R2	(15)	(2)	(40)	(27)
Class R5	(72)	(1)	(3)	(2)
Class R6	(4,394)	(1,288)	(5,309)	(2,922)

Total distributions to shareholders	(10,140)	(3,143)	(18,314)	(18,225)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,841)	202,406	(81,938)	(189,775)

NET ASSETS:
Change in net assets	53,670	117,601	(89,936)	(272,218)
Beginning of period	475,230	357,629	521,569	793,787

End of period	$528,900	$475,230	$431,633	$521,569

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,775	$47,288	$192,714	$170,141
Distributions reinvested	—	3,218	1,529	781
Cost of shares redeemed	(1,742)	(200,853)	(155,979)	(268,020)

Change in net assets resulting from Class A capital transactions	$33	$(150,347)	$38,264	$(97,098)

Class C
Proceeds from shares issued	$40	$597	$9,627	$18,903
Distributions reinvested	36	37	58	4
Cost of shares redeemed	(388)	(1,042)	(7,258)	(15,849)

Change in net assets resulting from Class C capital transactions	$(312)	$(408)	$2,427	$3,058

Class I
Proceeds from shares issued	$3,013	$31,661	$461,535	$573,932
Distributions reinvested	373	785	5,945	2,460
Cost of shares redeemed	(8,017)	(74,945)	(227,576)	(295,493)

Change in net assets resulting from Class I capital transactions	$(4,631)	$(42,499)	$239,904	$280,899

Class L
Proceeds from shares issued	$—	$—	$204,527	$284,033
Distributions reinvested	—	—	3,845	1,682
Cost of shares redeemed	—	—	(130,692)	(159,480)

Change in net assets resulting from Class L capital transactions	$—	$—	$77,680	$126,235

Class R2
Proceeds from shares issued	$—	$—	$20	$94
Distributions reinvested	—	—	1	— (a)
Cost of shares redeemed	—	—	(23)	(5)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$(2)	$89

Class R3
Proceeds from shares issued	$—	$—	$1,061	$460
Distributions reinvested	—	—	1	— (a)
Cost of shares redeemed	—	—	(154)	(40)

Change in net assets resulting from Class R3 capital transactions	$—	$—	$908	$420

Class R4
Proceeds from shares issued	$—	$—	$1,363	$42
Distributions reinvested	—	—	11	— (a)
Cost of shares redeemed	—	—	(277)	(30)

Change in net assets resulting from Class R4 capital transactions	$—	$—	$1,097	$12

Class R5
Proceeds from shares issued	$15	$160	$34,703	$2,991
Distributions reinvested	6	8	296	1
Cost of shares redeemed	(89)	(234)	(5,282)	(1,077)

Change in net assets resulting from Class R5 capital transactions	$(68)	$(66)	$29,717	$1,915

Class R6
Proceeds from shares issued	$3,972	$260,203	$554,480	$968,052
Distributions reinvested	49,198	39,227	30,363	16,155
Cost of shares redeemed	(295,996)	(194,430)	(625,168)	(390,566)

Change in net assets resulting from Class R6 capital transactions	$(242,826)	$105,000	$(40,325)	$593,641

Total change in net assets resulting from capital transactions	$(247,804)	$(88,320)	$349,670	$909,171

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Emerging Economies Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
SHARE TRANSACTIONS:
Class A
Issued	145	3,245	7,191	5,977
Reinvested	—	220	64	28
Redeemed	(140)	(14,776)	(6,082)	(9,556)

Change in Class A Shares	5	(11,311)	1,173	(3,551)

Class C
Issued	3	40	369	679
Reinvested	3	2	3	— (a)
Redeemed	(31)	(75)	(288)	(598)

Change in Class C Shares	(25)	(33)	84	81

Class I
Issued	242	2,182	16,773	19,902
Reinvested	32	53	243	84
Redeemed	(630)	(5,448)	(8,726)	(10,613)

Change in Class I Shares	(356)	(3,213)	8,290	9,373

Class L
Issued	—	—	7,547	9,765
Reinvested	—	—	156	57
Redeemed	—	—	(4,995)	(5,623)

Change in Class L Shares	—	—	2,708	4,199

Class R2
Issued	—	—	1	3
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(1)	— (a)

Change in Class R2 Shares	—	—	— (a)	3

Class R3
Issued	—	—	39	15
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(6)	(2)

Change in Class R3 Shares	—	—	33	13

Class R4
Issued	—	—	55	1
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(10)	(1)

Change in Class R4 Shares	—	—	45	— (a)

Class R5
Issued	1	9	1,346	100
Reinvested	1	1	12	— (a)
Redeemed	(7)	(15)	(194)	(39)

Change in Class R5 Shares	(5)	(5)	1,164	61

Class R6
Issued	325	17,691	19,680	33,718
Reinvested	4,274	2,667	1,233	550
Redeemed	(23,765)	(13,961)	(23,080)	(13,768)

Change in Class R6 Shares	(19,166)	6,397	(2,167)	20,500

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan Emerging Markets Research Enhanced Equity Fund (a)	JPMorgan Europe Dynamic Fund
	Period Ended April 30, 2019 (unaudited)	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$4,283	$26,652
Distributions reinvested	—	2,752	2,203
Cost of shares redeemed	—	(24,815)	(46,333)

Change in net assets resulting from Class A capital transactions	$—	$(17,780)	$(17,478)

Class C
Proceeds from shares issued	$—	$120	$6,854
Distributions reinvested	—	552	395
Cost of shares redeemed	—	(8,129)	(16,722)

Change in net assets resulting from Class C capital transactions	$—	$(7,457)	$(9,473)

Class I (b)
Proceeds from shares issued	$9,633	$6,883	$40,086
Distributions reinvested	—	3,023	2,739
Cost of shares redeemed	—	(49,067)	(63,918)

Change in net assets resulting from Class I capital transactions	$9,633	$(39,161)	$(21,093)

Class L
Proceeds from shares issued	$—	$8,918	$55,265
Distributions reinvested	—	2,405	8,412
Cost of shares redeemed	—	(333,852)	(172,181)

Change in net assets resulting from Class L capital transactions	$—	$(322,529)	$(108,504)

Class R6 (c)
Proceeds from shares issued	$345,498	$292,634	$20
Distributions reinvested	26	7,813	—
Cost of shares redeemed	(3,127)	(31,448)	—

Change in net assets resulting from Class R6 capital transactions	$342,397	$268,999	$20

Total change in net assets resulting from capital transactions	$352,030	$(117,928)	$(156,528)

(a)	Commencement of operations was December 11, 2018.
(b)	Commencement of offering of class of shares effective January 30, 2019 for JPMorgan Emerging Markets Research Enhanced Equity Fund.
(c)	Commencement of offering of class of shares effective October 1, 2018 for JPMorgan Europe Dynamic Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund (a)	JPMorgan Europe Dynamic Fund
	Period Ended April 30, 2019 (unaudited)	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
SHARE TRANSACTIONS:
Class A
Issued	—	192	1,011
Reinvested	—	131	83
Redeemed	—	(1,106)	(1,777)

Change in Class A Shares	—	(783)	(683)

Class C
Issued	—	6	288
Reinvested	—	30	17
Redeemed	—	(411)	(721)

Change in Class C Shares	—	(375)	(416)

Class I (b)
Issued	586	307	1,455
Reinvested	—	141	102
Redeemed	—	(2,181)	(2,401)

Change in Class I Shares	586	(1,733)	(844)

Class L
Issued	—	391	2,041
Reinvested	—	111	310
Redeemed	—	(13,998)	(6,665)

Change in Class L Shares	—	(13,496)	(4,314)

Class R6 (c)
Issued	21,568	12,204	1
Reinvested	2	363	—
Redeemed	(185)	(1,329)	—

Change in Class R6 Shares	21,385	11,238	1

(a)	Commencement of operations was December 11, 2018.
(b)	Commencement of offering of class of shares effective January 30, 2019 for JPMorgan Emerging Markets Research Enhanced Equity Fund.
(c)	Commencement of offering of class of shares effective October 1, 2018 for JPMorgan Europe Dynamic Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan Global Research Enhanced Index Fund		JPMorgan International Advantage Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$20,612	$51,817
Distributions reinvested	—	—	3,422	4,173
Cost of shares redeemed	—	—	(26,890)	(109,134)

Change in net assets resulting from Class A capital transactions	$—	$—	$(2,856)	$(53,144)

Class C
Proceeds from shares issued	$—	$—	$81	$733
Distributions reinvested	—	—	25	19
Cost of shares redeemed	—	—	(309)	(631)

Change in net assets resulting from Class C capital transactions	$—	$—	$(203)	$121

Class I
Proceeds from shares issued	$33,116	$388,984	$11,350	$29,375
Distributions reinvested	38,256	14,320	1,457	1,088
Cost of shares redeemed	(116,307)	(8,753,055)	(7,686)	(15,042)

Change in net assets resulting from Class I capital transactions	$(44,935)	$(8,349,751)	$5,121	$15,421

Class R2
Proceeds from shares issued	$—	$—	$3,691	$36,008
Distributions reinvested	—	—	631	165
Cost of shares redeemed	—	—	(4,151)	(8,962)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$171	$27,211

Class R6 (a)
Proceeds from shares issued	$41,670	$9,245,823	$96,161	$857,123
Distributions reinvested	505,892	144,635	82,457	61,869
Cost of shares redeemed	(1,581,029)	(3,845,027)	(146,021)	(190,933)

Change in net assets resulting from Class R6 capital transactions	$(1,033,467)	$5,545,431	$32,597	$728,059

Total change in net assets resulting from capital transactions	$(1,078,402)	$(2,804,320)	$34,830	$717,668

(a)	Commencement of offering of class of shares effective November 1, 2017 for JPMorgan Global Research Enhanced Index Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan Global Research Enhanced Index Fund		JPMorgan International Advantage Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
SHARE TRANSACTIONS:
Class A
Issued	—	—	1,079	2,376
Reinvested	—	—	193	191
Redeemed	—	—	(1,428)	(5,011)

Change in Class A Shares	—	—	(156)	(2,444)

Class C
Issued	—	—	3	33
Reinvested	—	—	2	1
Redeemed	—	—	(16)	(29)

Change in Class C Shares	—	—	(11)	5

Class I
Issued	1,665	17,041	578	1,323
Reinvested	1,954	633	79	48
Redeemed	(5,730)	(388,734)	(396)	(665)

Change in Class I Shares	(2,111)	(371,060)	261	706

Class R2
Issued	—	—	197	1,658
Reinvested	—	—	36	7
Redeemed	—	—	(221)	(418)

Change in Class R2 Shares	—	—	12	1,247

Class R6 (a)
Issued	2,121	411,331	5,032	37,675
Reinvested	26,123	6,466	4,558	2,771
Redeemed	(80,234)	(169,289)	(7,489)	(8,343)

Change in Class R6 Shares	(51,990)	248,508	2,101	32,103

(a)	Commencement of offering of class of shares effective November 1, 2017 for JPMorgan Global Research Enhanced Index Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan International Equity Fund		JPMorgan International Equity Income Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$54,816	$100,845	$5,755	$22,501
Distributions reinvested	7,729	4,198	2,791	2,651
Cost of shares redeemed	(45,345)	(131,999)	(22,491)	(33,621)

Change in net assets resulting from Class A capital transactions	$17,200	$(26,956)	$(13,945)	$(8,469)

Class C
Proceeds from shares issued	$1,061	$5,285	$613	$2,751
Distributions reinvested	479	210	531	375
Cost of shares redeemed	(3,690)	(7,946)	(2,065)	(3,140)

Change in net assets resulting from Class C capital transactions	$(2,150)	$(2,451)	$(921)	$(14)

Class I
Proceeds from shares issued	$32,257	$111,356	$17,245	$23,491
Distributions reinvested	5,624	2,206	2,049	2,693
Cost of shares redeemed	(57,467)	(47,783)	(21,742)	(59,282)

Change in net assets resulting from Class I capital transactions	$(19,586)	$65,779	$(2,448)	$(33,098)

Class R2
Proceeds from shares issued	$384	$597	$66	$106
Distributions reinvested	28	12	13	8
Cost of shares redeemed	(551)	(597)	(59)	(143)

Change in net assets resulting from Class R2 capital transactions	$(139)	$12	$20	$(29)

Class R5
Proceeds from shares issued	$262	$547	$1	$46
Distributions reinvested	687	354	8	11
Cost of shares redeemed	(144)	(461)	(9)	(1,196)

Change in net assets resulting from Class R5 capital transactions	$805	$440	$— (a)	$(1,139)

Class R6
Proceeds from shares issued	$103,804	$1,112,330	$6,740	$3,978
Distributions reinvested	137,191	59,589	682	515
Cost of shares redeemed	(238,610)	(339,079)	(3,458)	(4,735)

Change in net assets resulting from Class R6 capital transactions	$2,385	$832,840	$3,964	$(242)

Total change in net assets resulting from capital transactions	$(1,485)	$869,664	$(13,330)	$(42,991)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	109

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Equity Income Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
SHARE TRANSACTIONS:
Class A
Issued	3,548	5,747	390	1,348
Reinvested	534	235	192	161
Redeemed	(2,948)	(7,496)	(1,494)	(2,070)

Change in Class A Shares	1,134	(1,514)	(912)	(561)

Class C
Issued	75	309	41	168
Reinvested	35	12	37	23
Redeemed	(252)	(477)	(141)	(194)

Change in Class C Shares	(142)	(156)	(63)	(3)

Class I
Issued	2,120	6,224	1,190	1,408
Reinvested	382	122	140	163
Redeemed	(3,746)	(2,700)	(1,472)	(3,629)

Change in Class I Shares	(1,244)	3,646	(142)	(2,058)

Class R2
Issued	25	35	4	5
Reinvested	2	1	1	1
Redeemed	(37)	(35)	(4)	(8)

Change in Class R2 Shares	(10)	1	1	(2)

Class R5
Issued	16	30	1	3
Reinvested	47	19	— (a)	1
Redeemed	(10)	(26)	(1)	(70)

Change in Class R5 Shares	53	23	— (a)	(66)

Class R6
Issued	6,754	61,155	471	240
Reinvested	9,332	3,289	46	31
Redeemed	(15,351)	(18,321)	(230)	(288)

Change in Class R6 Shares	735	46,123	287	(17)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan International Hedged Equity Fund (a)	JPMorgan International Research Enhanced Equity Fund
	Period Ended April 30, 2019 (unaudited)	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20	$20,647	$49,806
Distributions reinvested	—	6,196	6,000
Cost of shares redeemed	—	(35,043)	(125,460)

Change in net assets resulting from Class A capital transactions	$20	$(8,200)	$(69,654)

Class C
Proceeds from shares issued	$20	$—	$—

Change in net assets resulting from Class C capital transactions	$20	$—	$—

Class I
Proceeds from shares issued	$50,452	$40,926	$296,315
Distributions reinvested	—	5,050	22,644
Cost of shares redeemed	—	(34,969)	(4,846,022)

Change in net assets resulting from Class I capital transactions	$50,452	$11,007	$(4,527,063)

Class R5
Proceeds from shares issued	$20	$—	$—

Change in net assets resulting from Class R5 capital transactions	$20	$—	$—

Class R6 (b)
Proceeds from shares issued	$20	$110,442	$6,049,894
Distributions reinvested	—	149,727	79,541
Cost of shares redeemed	—	(533,851)	(1,298,837)

Change in net assets resulting from Class R6 capital transactions	$20	$(273,682)	$4,830,598

Total change in net assets resulting from capital transactions	$50,532	$(270,875)	$233,881

(a)	Commencement of operations was March 15, 2019.
(b)	Commencement of offering of class of shares effective November 1, 2017 for JPMorgan International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	111

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Hedged Equity Fund (a)	JPMorgan International Research Enhanced Equity Fund
	Period Ended April 30, 2019 (unaudited)	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
SHARE TRANSACTIONS:
Class A
Issued	1	1,252	2,675
Reinvested	—	402	321
Redeemed	—	(2,132)	(6,773)

Change in Class A Shares	1	(478)	(3,777)

Class C
Issued	1	—	—

Change in Class C Shares	1	—	—

Class I
Issued	3,363	2,458	15,589
Reinvested	—	324	1,199
Redeemed	—	(2,109)	(258,407)

Change in Class I Shares	3,363	673	(241,619)

Class R5
Issued	1	—	—

Change in Class R5 Shares	1	—	—

Class R6 (b)
Issued	2	6,590	321,785
Reinvested	—	9,647	4,222
Redeemed	—	(31,883)	(69,932)

Change in Class R6 Shares	2	(15,646)	256,075

(a)	Commencement of operations was March 15, 2019.
(b)	Commencement of offering of class of shares effective November 1, 2017 for JPMorgan International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	JPMorgan International Unconstrained Equity Fund		JPMorgan International Value Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,910	$70,900	$13,829	$59,408
Distributions reinvested	1,609	450	7,349	6,704
Cost of shares redeemed	(20,976)	(40,013)	(66,297)	(101,490)

Change in net assets resulting from Class A capital transactions	$1,543	$31,337	$(45,119)	$(35,378)

Class C
Proceeds from shares issued	$1,029	$20,087	$170	$2,122
Distributions reinvested	294	85	378	287
Cost of shares redeemed	(6,013)	(7,910)	(3,333)	(7,191)

Change in net assets resulting from Class C capital transactions	$(4,690)	$12,262	$(2,785)	$(4,782)

Class I
Proceeds from shares issued	$46,619	$234,151	$5,651	$38,003
Distributions reinvested	3,656	1,282	2,109	3,381
Cost of shares redeemed	(80,566)	(139,690)	(17,459)	(109,004)

Change in net assets resulting from Class I capital transactions	$(30,291)	$95,743	$(9,699)	$(67,620)

Class L
Proceeds from shares issued	$—	$—	$1,899	$6,316
Distributions reinvested	—	—	762	1,069
Cost of shares redeemed	—	—	(34,716)	(122,248)

Change in net assets resulting from Class L capital transactions	$—	$—	$(32,055)	$(114,863)

Class R2
Proceeds from shares issued	$310	$887	$192	$224
Distributions reinvested	15	2	15	9
Cost of shares redeemed	(219)	(88)	(71)	(420)

Change in net assets resulting from Class R2 capital transactions	$106	$801	$136	$(187)

Class R5
Proceeds from shares issued	$244	$5,082	$3	$16
Distributions reinvested	72	1	3	2
Cost of shares redeemed	(744)	(952)	— (a)	— (a)

Change in net assets resulting from Class R5 capital transactions	$(428)	$4,131	$6	$18

Class R6
Proceeds from shares issued	$45,967	$67,300	$20,657	$59,355
Distributions reinvested	4,393	1,288	4,629	2,922
Cost of shares redeemed	(18,441)	(10,456)	(17,708)	(29,240)

Change in net assets resulting from Class R6 capital transactions	$31,919	$58,132	$7,578	$33,037

Total change in net assets resulting from capital transactions	$(1,841)	$202,406	$(81,938)	$(189,775)

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	113

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	JPMorgan International Unconstrained Equity Fund		JPMorgan International Value Fund
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
SHARE TRANSACTIONS:
Class A
Issued	1,123	3,352	1,154	4,254
Reinvested	93	21	663	472
Redeemed	(1,139)	(1,953)	(5,511)	(7,447)

Change in Class A Shares	77	1,420	(3,694)	(2,721)

Class C
Issued	57	952	15	155
Reinvested	17	4	35	21
Redeemed	(326)	(398)	(290)	(531)

Change in Class C Shares	(252)	558	(240)	(355)

Class I
Issued	2,448	10,891	459	2,606
Reinvested	209	60	186	233
Redeemed	(4,356)	(6,860)	(1,467)	(7,550)

Change in Class I Shares	(1,699)	4,091	(822)	(4,711)

Class L
Issued	—	—	170	432
Reinvested	—	—	68	74
Redeemed	—	—	(2,945)	(8,567)

Change in Class L Shares	—	—	(2,707)	(8,061)

Class R2
Issued	15	42	17	16
Reinvested	1	— (a)	1	1
Redeemed	(11)	(4)	(6)	(31)

Change in Class R2 Shares	5	38	12	(14)

Class R5
Issued	13	223	1	1
Reinvested	4	— (a)	— (a)	— (a)
Redeemed	(39)	(46)	— (a)	— (a)

Change in Class R5 Shares	(22)	177	1	1

Class R6
Issued	2,303	3,197	1,701	4,227
Reinvested	252	61	412	203
Redeemed	(969)	(513)	(1,454)	(2,078)

Change in Class R6 Shares	1,586	2,745	659	2,352

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

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APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Economies Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$11.95	$0.03		$1.18	$1.21	$—
Year Ended October 31, 2018	14.73	0.32		(2.84)	(2.52)	(0.26)
Year Ended October 31, 2017	11.55	0.22		3.11	3.33	(0.15)
Year Ended October 31, 2016	11.03	0.15		0.46	0.61	(0.09)
Year Ended October 31, 2015	13.13	0.13	(f)	(2.03)	(1.90)	(0.20)
Year Ended October 31, 2014	13.63	0.22		(0.57)	(0.35)	(0.15)

Class C
Six Months Ended April 30, 2019 (Unaudited)	11.84	—	(g)	1.14	1.14	(0.23)
Year Ended October 31, 2018	14.60	0.25		(2.82)	(2.57)	(0.19)
Year Ended October 31, 2017	11.41	0.16		3.09	3.25	(0.06)
Year Ended October 31, 2016	10.86	0.09		0.46	0.55	— (g)
Year Ended October 31, 2015	12.92	0.10	(f)	(2.03)	(1.93)	(0.13)
Year Ended October 31, 2014	13.44	0.15		(0.57)	(0.42)	(0.10)

Class I
Six Months Ended April 30, 2019 (Unaudited)	12.12	0.05		1.15	1.20	(0.31)
Year Ended October 31, 2018	14.93	0.37		(2.88)	(2.51)	(0.30)
Year Ended October 31, 2017	11.68	0.26		3.15	3.41	(0.16)
Year Ended October 31, 2016	11.06	0.18		0.47	0.65	(0.03)
Year Ended October 31, 2015	13.17	0.18	(f)	(2.06)	(1.88)	(0.23)
Year Ended October 31, 2014	13.67	0.26		(0.58)	(0.32)	(0.18)

Class R5
Six Months Ended April 30, 2019 (Unaudited)	12.24	0.05		1.17	1.22	(0.37)
Year Ended October 31, 2018	15.07	0.38		(2.91)	(2.53)	(0.30)
Year Ended October 31, 2017	11.78	0.26		3.20	3.46	(0.17)
Year Ended October 31, 2016	11.11	0.05		0.62	0.67	—
Year Ended October 31, 2015	13.22	0.20	(f)	(2.06)	(1.86)	(0.25)
Year Ended October 31, 2014	13.71	0.29		(0.58)	(0.29)	(0.20)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	12.07	0.06		1.14	1.20	(0.39)
Year Ended October 31, 2018	14.87	0.39		(2.86)	(2.47)	(0.33)
Year Ended October 31, 2017	11.64	0.29		3.12	3.41	(0.18)
Year Ended October 31, 2016	11.11	0.21		0.46	0.67	(0.14)
September 1, 2015 (h) through October 31, 2015	10.46	(0.02	)(f)	0.67	0.65	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$13.16	10.13%	$11,814	1.14%	0.55%		1.73%	33%
11.95	(17.41)	10,653	1.14	2.22		1.52	82
14.73	29.28	179,772	1.34	1.72		1.57	62
11.55	5.62	148,331	1.42	1.42		1.70	72
11.03	(14.60)	43,220	1.58	1.06	(f)	1.99	118
13.13	(2.56)	80,806	1.60	1.71		1.73	79

12.75	9.89	1,696	1.64	0.05		2.10	33
11.84	(17.85)	1,874	1.64	1.73		2.06	82
14.60	28.71	2,782	1.85	1.23		2.17	62
11.41	5.11	2,448	1.96	0.82		2.37	72
10.86	(15.02)	3,614	2.09	0.80	(f)	2.36	118
12.92	(3.12)	5,331	2.10	1.13		2.23	79

13.01	10.24	9,287	0.89	0.84		1.33	33
12.12	(17.19)	12,961	0.89	2.50		1.27	82
14.93	29.61	63,965	1.10	2.01		1.30	62
11.68	5.93	53,509	1.21	1.67		1.40	72
11.06	(14.45)	239,866	1.34	1.51	(f)	1.46	118
13.17	(2.35)	288,059	1.35	1.96		1.48	79

13.09	10.35	235	0.79	0.87		1.14	33
12.24	(17.16)	285	0.79	2.59		1.12	82
15.07	29.89	417	0.93	2.06		1.16	62
11.78	6.03	1,602	1.08	0.49		1.25	72
11.11	(14.20)	81,516	1.14	1.65	(f)	1.25	118
13.22	(2.12)	852,477	1.15	2.19		1.28	79

12.88	10.34	1,386,535	0.69	1.03		1.03	33
12.07	(17.02)	1,529,884	0.69	2.75		1.01	82
14.87	29.87	1,790,759	0.85	2.23		1.04	62
11.64	6.16	1,573,822	0.94	1.99		1.09	72
11.11	6.21	732,627	1.07	(0.92	)(f)	1.17	118

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$23.84	$(0.03)		$5.53	$5.50	$(0.12)
Year Ended October 31, 2018	27.58	0.14		(3.84)	(3.70)	(0.04)
Year Ended October 31, 2017	21.79	0.09		5.80	5.89	(0.10)
Year Ended October 31, 2016	19.53	0.09		2.28	2.37	(0.11)
Year Ended October 31, 2015	23.72	0.12	(f)	(4.12)	(4.00)	(0.19)
Year Ended October 31, 2014	23.05	0.16	(f)	0.59	0.75	(0.08)

Class C
Six Months Ended April 30, 2019 (Unaudited)	23.08	(0.09)		5.37	5.28	(0.03)
Year Ended October 31, 2018	26.80	0.02		(3.74)	(3.72)	— (g)
Year Ended October 31, 2017	21.18	(0.04)		5.67	5.63	(0.01)
Year Ended October 31, 2016	18.96	(0.01)		2.23	2.22	—
Year Ended October 31, 2015	23.03	0.03	(f)	(4.02)	(3.99)	(0.08)
Year Ended October 31, 2014	22.41	0.05	(f)	0.57	0.62	—

Class I
Six Months Ended April 30, 2019 (Unaudited)	24.45	0.01		5.65	5.66	(0.22)
Year Ended October 31, 2018	28.29	0.24		(3.96)	(3.72)	(0.12)
Year Ended October 31, 2017	22.33	0.16		5.94	6.10	(0.14)
Year Ended October 31, 2016	19.98	0.13		2.35	2.48	(0.13)
Year Ended October 31, 2015	24.24	0.19	(f)	(4.21)	(4.02)	(0.24)
Year Ended October 31, 2014	23.47	0.18	(f)	0.64	0.82	(0.05)

Class L
Six Months Ended April 30, 2019 (Unaudited)	24.63	0.02		5.70	5.72	(0.24)
Year Ended October 31, 2018	28.49	0.26		(3.99)	(3.73)	(0.13)
Year Ended October 31, 2017	22.49	0.21		5.96	6.17	(0.17)
Year Ended October 31, 2016	20.15	0.17		2.35	2.52	(0.18)
Year Ended October 31, 2015	24.42	0.23	(f)	(4.26)	(4.03)	(0.24)
Year Ended October 31, 2014	23.73	0.17	(f)	0.70	0.87	(0.18)

Class R2
Six Months Ended April 30, 2019 (Unaudited)	23.73	(0.07)		5.49	5.42	(0.16)
Year Ended October 31, 2018	27.57	0.07		(3.83)	(3.76)	(0.08)
July 31, 2017 (h) through October 31, 2017	26.40	(0.01)		1.18	1.17	—

Class R3
Six Months Ended April 30, 2019 (Unaudited)	23.78	(0.01)		5.49	5.48	(0.13)
Year Ended October 31, 2018	27.59	0.22		(3.92)	(3.70)	(0.11)
July 31, 2017 (h) through October 31, 2017	26.40	0.01		1.18	1.19	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$29.22	23.19%	$487,212	1.24%	(0.21)%		1.52%	14%
23.84	(13.44)	369,490	1.24	0.51		1.52	13
27.58	27.22	525,451	1.35	0.36		1.58	22
21.79	12.25	411,713	1.44	0.44		1.76	23
19.53	(16.95)	274,710	1.61	0.57	(f)	1.88	35
23.72	3.26	350,555	1.70	0.72	(f)	1.81	33

28.33	22.91	55,930	1.74	(0.72)		2.02	14
23.08	(13.87)	43,612	1.74	0.06		2.02	13
26.80	26.58	48,497	1.85	(0.15)		2.09	22
21.18	11.71	39,568	1.95	(0.06)		2.26	23
18.96	(17.38)	43,387	2.10	0.13	(f)	2.33	35
23.03	2.77	56,732	2.20	0.22	(f)	2.31	33

29.89	23.33	1,193,154	0.99	0.06		1.26	14
24.45	(13.23)	773,142	0.99	0.84		1.26	13
28.29	27.54	629,451	1.10	0.62		1.30	22
22.33	12.51	301,959	1.20	0.66		1.43	23
19.98	(16.70)	502,729	1.35	0.88	(f)	1.48	35
24.24	3.51	583,501	1.45	0.78	(f)	1.56	33

30.11	23.43	663,335	0.89	0.14		1.11	14
24.63	(13.16)	475,997	0.89	0.91		1.11	13
28.49	27.72	430,860	0.95	0.84		1.14	22
22.49	12.71	390,647	1.04	0.84		1.22	23
20.15	(16.60)	316,635	1.21	1.05	(f)	1.31	35
24.42	3.72	411,449	1.30	0.72	(f)	1.40	33

28.99	22.99	113	1.54	(0.55)		2.12	14
23.73	(13.69)	95	1.54	0.26		2.04	13
27.57	4.43	21	1.60	(0.17)		1.80	22

29.13	23.16	1,365	1.29	(0.09)		1.61	14
23.78	(13.49)	341	1.29	0.81		1.59	13
27.59	4.51	21	1.35	0.08		1.55	22

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Equity Fund (continued)
Class R4
Six Months Ended April 30, 2019 (Unaudited)	$24.42	$0.02		$5.61	$5.63	$(0.26)
Year Ended October 31, 2018	28.28	0.18		(3.91)	(3.73)	(0.13)
July 31, 2017 (f) through October 31, 2017	27.05	0.02		1.21	1.23	—

Class R5
Six Months Ended April 30, 2019 (Unaudited)	24.60	0.03		5.67	5.70	(0.26)
Year Ended October 31, 2018	28.47	0.39		(4.11)	(3.72)	(0.15)
Year Ended October 31, 2017	22.49	0.15		6.01	6.16	(0.18)
September 9, 2016 (f) through October 31, 2016	22.40	0.01		0.08	0.09	—

Class R6
Six Months Ended April 30, 2019 (Unaudited)	24.60	0.03		5.69	5.72	(0.26)
Year Ended October 31, 2018	28.46	0.29		(3.99)	(3.70)	(0.16)
Year Ended October 31, 2017	22.46	0.21		5.98	6.19	(0.19)
Year Ended October 31, 2016	20.13	0.19		2.35	2.54	(0.21)
Year Ended October 31, 2015	24.44	0.22	(g)	(4.23)	(4.01)	(0.30)
December 23, 2013 (f) through October 31, 2014	22.47	0.38	(g)	1.59	1.97	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$29.79	23.29%	$1,359	1.04%	0.11%		1.28%	14%
24.42	(13.25)	26	1.04	0.63		1.62	13
28.28	4.55	21	1.10	0.33		1.30	22

30.04	23.41	37,001	0.89	0.24		1.11	14
24.60	(13.14)	1,672	0.89	1.37		1.11	13
28.47	27.72	217	0.95	0.58		3.36	22
22.49	0.40	20	0.90	0.28		1.08	23

30.06	23.50	3,522,794	0.79	0.21		1.01	14
24.60	(13.08)	2,936,830	0.79	1.00		1.01	13
28.46	27.87	2,813,349	0.85	0.85		1.01	22
22.46	12.83	1,980,671	0.94	0.96		1.08	23
20.13	(16.54)	1,128,390	1.10	0.99	(g)	1.16	35
24.44	8.77	1,130,050	1.20	1.85	(g)	1.33	33

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
January 30, 2019 (g) through April 30, 2019 (Unaudited)	$16.22	$0.05	(h)	$0.67	$0.72	$—

Class R6
December 11, 2018 (i) through April 30, 2019 (Unaudited)	15.00	0.08	(h)	1.95	2.03	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended April 30, 2019.
(g)	Commencement of offering of class of shares.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)(f)	Net investment income (loss) (f)		Expenses without waivers and reimbursements (f)	Portfolio turnover rate (c)

$16.94	4.44%	$9,931	0.44%	1.27	%(h)	0.68%	13%

16.95	13.60	362,381	0.34	1.18	(h)	0.48	13

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$23.01	$0.32	$0.99	$1.31	$(0.55)
Year Ended October 31, 2018	27.04	0.42	(4.08)	(3.66)	(0.37)
Year Ended October 31, 2017	21.94	0.37	5.15	5.52	(0.42)
Year Ended October 31, 2016	24.41	0.37	(2.55)	(2.18)	(0.29)
Year Ended October 31, 2015	24.54	0.36	0.32	0.68	(0.81)
Year Ended October 31, 2014	24.79	0.66	(0.90)	(0.24)	(0.01)

Class C
Six Months Ended April 30, 2019 (Unaudited)	20.39	0.22	0.90	1.12	(0.42)
Year Ended October 31, 2018	24.00	0.25	(3.62)	(3.37)	(0.24)
Year Ended October 31, 2017	19.52	0.23	4.58	4.81	(0.33)
Year Ended October 31, 2016	21.77	0.23	(2.27)	(2.04)	(0.21)
Year Ended October 31, 2015	21.99	0.21	0.29	0.50	(0.72)
Year Ended October 31, 2014	22.32	0.47	(0.79)	(0.32)	(0.01)

Class I
Six Months Ended April 30, 2019 (Unaudited)	23.48	0.34	1.01	1.35	(0.61)
Year Ended October 31, 2018	27.60	0.49	(4.17)	(3.68)	(0.44)
Year Ended October 31, 2017	22.37	0.46	5.25	5.71	(0.48)
Year Ended October 31, 2016	24.83	0.44	(2.59)	(2.15)	(0.31)
Year Ended October 31, 2015	24.95	0.45	0.32	0.77	(0.89)
Year Ended October 31, 2014	25.18	0.71	(0.88)	(0.17)	(0.06)

Class L
Six Months Ended April 30, 2019 (Unaudited)	23.70	0.31	1.07	1.38	(0.57)
Year Ended October 31, 2018	27.85	0.51	(4.18)	(3.67)	(0.48)
Year Ended October 31, 2017	22.61	0.52	5.27	5.79	(0.55)
Year Ended October 31, 2016	25.13	0.49	(2.60)	(2.11)	(0.41)
Year Ended October 31, 2015	25.23	0.54	0.28	0.82	(0.92)
Year Ended October 31, 2014	25.46	0.79	(0.93)	(0.14)	(0.09)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	23.70	0.40	0.98	1.38	(0.68)
October 1, 2018 (f) through October 31, 2018	26.32	0.01	(2.63)	(2.62)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$23.77	6.00%	$110,188	1.24%	2.83%	1.33%	37%
23.01	(13.72)	124,681	1.24	1.58	1.29	149
27.04	25.65	165,020	1.36	1.52	1.36	189
21.94	(8.98)	162,767	1.42	1.66	1.43	142
24.41	2.86	219,548	1.41	1.48	1.41	167
24.54	(0.95)	192,865	1.30	2.55	1.31	197

21.09	5.74	24,278	1.74	2.22	1.82	37
20.39	(14.18)	31,125	1.74	1.08	1.79	149
24.00	25.02	46,615	1.85	1.07	1.86	189
19.52	(9.42)	50,152	1.91	1.16	1.92	142
21.77	2.37	75,145	1.91	0.98	1.91	167
21.99	(1.46)	61,814	1.80	2.00	1.81	197

24.22	6.11	102,292	0.99	2.93	1.06	37
23.48	(13.53)	139,858	0.99	1.84	1.04	149
27.60	26.06	187,678	1.06	1.85	1.07	189
22.37	(8.73)	145,080	1.10	1.95	1.10	142
24.83	3.22	579,389	1.07	1.81	1.07	167
24.95	(0.68)	409,675	1.05	2.69	1.06	197

24.51	6.16	72,248	0.90	2.71	0.91	37
23.70	(13.41)	389,665	0.88	1.88	0.89	149
27.85	26.22	578,183	0.90	2.07	0.91	189
22.61	(8.48)	424,388	0.90	2.16	0.90	142
25.13	3.36	194,930	0.90	2.16	0.91	167
25.23	(0.56)	375,683	0.90	2.93	0.91	197

24.40	6.21	274,220	0.80	3.43	0.81	37
23.70	(9.95)	18	0.82	0.67	0.83	149

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Research Enhanced Index Fund
Class I
Six Months Ended April 30, 2019 (Unaudited)	$21.98	$0.22	$1.62	$1.84	$(0.58)	$(1.51)	$(2.09)
Year Ended October 31, 2018	22.16	0.43	(0.41)	0.02	(0.20)	—	(0.20)
Year Ended October 31, 2017	18.37	0.39	3.82	4.21	(0.42)	—	(0.42)
Year Ended October 31, 2016	18.56	0.39	(0.24)	0.15	(0.34)	—	(0.34)
Year Ended October 31, 2015	18.81	0.39	(0.12)	0.27	(0.27)	(0.25)	(0.52)
Year Ended October 31, 2014	17.37	0.39	1.33	1.72	(0.18)	(0.10)	(0.28)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	21.76	0.23	1.59	1.82	(0.61)	(1.51)	(2.12)
November 1, 2017 (f) through October 31, 2018	22.19	0.47	(0.45)	0.02	(0.45)	—	(0.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding. `
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$21.73	9.63%	$387,770	0.34%	2.20%	0.56%	16%
21.98	0.09	438,715	0.34	1.88	0.55	45
22.16	23.29	8,663,460	0.34	1.93	0.55	33
18.37	0.91	6,907,246	0.34	2.19	0.55	35
18.56	1.51	7,415,218	0.33	2.06	0.56	44
18.81	10.09	3,577,523	0.33	2.16	0.56	40

21.46	9.66	4,217,809	0.25	2.28	0.31	16
21.76	0.03	5,408,261	0.25	2.07	0.30	45

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Advantage Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$19.49	$0.23		$0.44	$0.67	$(0.42)
Year Ended October 31, 2018	22.22	0.44		(2.77)	(2.33)	(0.40)
Year Ended October 31, 2017	18.44	0.33		3.83	4.16	(0.38)
Year Ended October 31, 2016	19.36	0.40	(f)	(0.99)	(0.59)	(0.33)
Year Ended October 31, 2015	19.49	0.34	(f)	(0.26)	0.08	(0.21)
Year Ended October 31, 2014	19.79	0.39	(f)	(0.45)	(0.06)	(0.24)

Class C
Six Months Ended April 30, 2019 (Unaudited)	19.70	0.18		0.46	0.64	(0.31)
Year Ended October 31, 2018	22.40	0.37		(2.83)	(2.46)	(0.24)
Year Ended October 31, 2017	18.57	0.22		3.87	4.09	(0.26)
Year Ended October 31, 2016	19.52	0.28	(f)	(0.97)	(0.69)	(0.26)
Year Ended October 31, 2015	19.63	0.23	(f)	(0.24)	(0.01)	(0.10)
Year Ended October 31, 2014	19.92	0.36	(f)	(0.52)	(0.16)	(0.13)

Class I
Six Months Ended April 30, 2019 (Unaudited)	20.30	0.28		0.43	0.71	(0.48)
Year Ended October 31, 2018	23.12	0.54		(2.90)	(2.36)	(0.46)
Year Ended October 31, 2017	19.20	0.42		3.97	4.39	(0.47)
Year Ended October 31, 2016	20.13	0.46	(f)	(1.01)	(0.55)	(0.38)
Year Ended October 31, 2015	20.22	0.42	(f)	(0.26)	0.16	(0.25)
Year Ended October 31, 2014	20.51	0.51	(f)	(0.53)	(0.02)	(0.27)

Class R2
Six Months Ended April 30, 2019 (Unaudited)	19.21	0.21		0.42	0.63	(0.39)
Year Ended October 31, 2018	22.01	0.52		(2.88)	(2.36)	(0.44)
Year Ended October 31, 2017	18.29	0.01		4.07	4.08	(0.36)
Year Ended October 31, 2016	19.21	0.36	(f)	(1.01)	(0.65)	(0.27)
Year Ended October 31, 2015	19.31	0.38	(f)	(0.34)	0.04	(0.14)
Year Ended October 31, 2014	19.61	0.40	(f)	(0.53)	(0.13)	(0.17)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	20.00	0.29		0.43	0.72	(0.52)
Year Ended October 31, 2018	22.78	0.58		(2.87)	(2.29)	(0.49)
Year Ended October 31, 2017	18.91	0.43		3.92	4.35	(0.48)
Year Ended October 31, 2016	19.84	0.49	(f)	(1.01)	(0.52)	(0.41)
May 29, 2015 (g) through October 31, 2015	21.08	0.12	(f)	(1.36)	(1.24)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$19.74	3.67%	$155,312	0.98%	2.47%		1.22%	35%
19.49	(10.69)	156,382	1.00	2.02		1.22	51
22.22	22.98	232,530	1.21	1.66		1.22	82
18.44	(3.07)	164,327	1.25	2.21	(f)	1.29	38
19.36	0.45	152,834	1.29	1.75	(f)	1.49	33
19.49	(0.33)	101,114	1.39	1.96	(f)	1.46	48

20.03	3.41	1,466	1.48	1.88		1.74	35
19.70	(11.08)	1,652	1.50	1.69		1.74	51
22.40	22.30	1,773	1.75	1.07		1.81	82
18.57	(3.56)	2,287	1.75	1.52	(f)	1.87	38
19.52	(0.05)	2,789	1.78	1.17	(f)	1.91	33
19.63	(0.84)	1,318	1.89	1.79	(f)	1.96	48

20.53	3.79	66,799	0.73	2.82		0.96	35
20.30	(10.43)	60,739	0.75	2.37		0.96	51
23.12	23.39	52,871	0.90	1.99		0.99	82
19.20	(2.73)	16,363	0.90	2.44	(f)	1.08	38
20.13	0.80	19,292	0.97	2.04	(f)	1.12	33
20.22	(0.13)	15,963	1.14	2.47	(f)	1.21	48

19.45	3.51	32,232	1.28	2.20		1.68	35
19.21	(10.93)	31,619	1.30	2.45		1.69	51
22.01	22.70	8,790	1.49	0.07		1.54	82
18.29	(3.36)	503	1.50	2.02	(f)	1.75	38
19.21	0.24	227	1.52	1.91	(f)	1.69	33
19.31	(0.66)	98	1.64	2.03	(f)	1.71	48

20.20	3.91	3,226,366	0.53	2.95		0.71	35
20.00	(10.26)	3,152,864	0.55	2.59		0.71	51
22.78	23.59	2,859,645	0.71	2.12		0.71	82
18.91	(2.59)	2,487,086	0.71	2.65	(f)	0.72	38
19.84	(5.88)	1,854,941	0.73	1.47	(f)	0.74	33

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$15.56	$0.14		$1.45	$1.59	$(0.33)	$(0.17)	$(0.50)
Year Ended October 31, 2018	17.81	0.33		(2.33)	(2.00)	(0.25)	—	(0.25)
Year Ended October 31, 2017	14.24	0.22		3.39	3.61	(0.04)	—	(0.04)
Year Ended October 31, 2016	14.75	0.22		(0.51)	(0.29)	(0.22)	—	(0.22)
Year Ended October 31, 2015	15.25	0.23		(0.50)	(0.27)	(0.23)	—	(0.23)
Year Ended October 31, 2014	15.92	0.37	(f)	(0.68)	(0.31)	(0.36)	—	(0.36)

Class C
Six Months Ended April 30, 2019 (Unaudited)	14.68	0.09		1.39	1.48	(0.24)	(0.17)	(0.41)
Year Ended October 31, 2018	16.83	0.25		(2.23)	(1.98)	(0.17)	—	(0.17)
Year Ended October 31, 2017	13.50	0.12		3.22	3.34	(0.01)	—	(0.01)
Year Ended October 31, 2016	14.02	0.13		(0.47)	(0.34)	(0.18)	—	(0.18)
Year Ended October 31, 2015	14.52	0.15		(0.48)	(0.33)	(0.17)	—	(0.17)
Year Ended October 31, 2014	15.20	0.26	(f)	(0.64)	(0.38)	(0.30)	—	(0.30)

Class I
Six Months Ended April 30, 2019 (Unaudited)	15.82	0.16		1.47	1.63	(0.37)	(0.17)	(0.54)
Year Ended October 31, 2018	18.09	0.41		(2.40)	(1.99)	(0.28)	—	(0.28)
Year Ended October 31, 2017	14.45	0.26		3.44	3.70	(0.06)	—	(0.06)
Year Ended October 31, 2016	14.95	0.24		(0.48)	(0.24)	(0.26)	—	(0.26)
Year Ended October 31, 2015	15.45	0.29		(0.53)	(0.24)	(0.26)	—	(0.26)
Year Ended October 31, 2014	16.13	0.39	(f)	(0.67)	(0.28)	(0.40)	—	(0.40)

Class R2
Six Months Ended April 30, 2019 (Unaudited)	15.44	0.11		1.45	1.56	(0.28)	(0.17)	(0.45)
Year Ended October 31, 2018	17.70	0.29		(2.33)	(2.04)	(0.22)	—	(0.22)
Year Ended October 31, 2017	14.17	0.17		3.38	3.55	(0.02)	—	(0.02)
Year Ended October 31, 2016	14.69	0.18		(0.50)	(0.32)	(0.20)	—	(0.20)
Year Ended October 31, 2015	15.19	0.20		(0.51)	(0.31)	(0.19)	—	(0.19)
Year Ended October 31, 2014	15.87	0.30	(f)	(0.65)	(0.35)	(0.33)	—	(0.33)

Class R5
Six Months Ended April 30, 2019 (Unaudited)	15.85	0.17		1.48	1.65	(0.39)	(0.17)	(0.56)
Year Ended October 31, 2018	18.13	0.41		(2.40)	(1.99)	(0.29)	—	(0.29)
Year Ended October 31, 2017	14.47	0.21		3.52	3.73	(0.07)	—	(0.07)
Year Ended October 31, 2016	14.97	0.27		(0.49)	(0.22)	(0.28)	—	(0.28)
Year Ended October 31, 2015	15.46	0.29		(0.49)	(0.20)	(0.29)	—	(0.29)
Year Ended October 31, 2014	16.13	0.44	(f)	(0.69)	(0.25)	(0.42)	—	(0.42)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	15.86	0.18		1.47	1.65	(0.40)	(0.17)	(0.57)
Year Ended October 31, 2018	18.13	0.43		(2.39)	(1.96)	(0.31)	—	(0.31)
Year Ended October 31, 2017	14.46	0.29		3.46	3.75	(0.08)	—	(0.08)
Year Ended October 31, 2016	14.97	0.29		(0.51)	(0.22)	(0.29)	—	(0.29)
Year Ended October 31, 2015	15.46	0.32		(0.52)	(0.20)	(0.29)	—	(0.29)
Year Ended October 31, 2014	16.13	0.45	(f)	(0.69)	(0.24)	(0.43)	—	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.32, $0.21, $0.34, $0.25, $0.39 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratio would have been 2.01%, 1.40%, 2.08%, 1.59%, 2.40% and 2.48% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$16.65	10.68%	$276,199	0.95%	1.82%		1.28%	15%
15.56	(11.42)	240,394	0.95	1.88		1.32	33
17.81	25.43	302,130	1.23	1.39		1.35	17
14.24	(1.83)	216,932	1.31	1.62		1.49	11
14.75	(1.89)	224,370	1.31	1.50		1.59	13
15.25	(2.06)	186,242	1.31	2.34	(f)	1.45	6

15.75	10.47	18,032	1.45	1.25		1.79	15
14.68	(11.89)	18,899	1.45	1.48		1.83	33
16.83	24.79	24,281	1.74	0.83		1.88	17
13.50	(2.31)	22,235	1.81	0.97		2.06	11
14.02	(2.36)	28,313	1.81	1.02		2.05	13
14.52	(2.59)	26,299	1.81	1.73	(f)	1.95	6

16.91	10.82	171,251	0.70	2.00		1.02	15
15.82	(11.20)	179,831	0.70	2.30		1.06	33
18.09	25.69	139,715	0.99	1.59		1.10	17
14.45	(1.50)	94,362	1.06	1.69		1.24	11
14.95	(1.66)	522,402	1.06	1.84		1.19	13
15.45	(1.88)	494,344	1.06	2.41	(f)	1.20	6

16.55	10.51	1,801	1.25	1.48		1.60	15
15.44	(11.68)	1,833	1.25	1.64		1.60	33
17.70	25.12	2,096	1.49	1.07		1.71	17
14.17	(2.08)	1,461	1.56	1.28		1.95	11
14.69	(2.14)	1,203	1.56	1.28		1.92	13
15.19	(2.33)	1,405	1.56	1.92	(f)	1.70	6

16.94	10.93	21,760	0.60	2.16		0.87	15
15.85	(11.16)	19,516	0.60	2.31		0.91	33
18.13	25.88	21,891	0.84	1.36		0.93	17
14.47	(1.34)	58,836	0.86	1.93		1.02	11
14.97	(1.42)	57,500	0.86	1.88		1.06	13
15.46	(1.65)	95,749	0.86	2.73	(f)	1.00	6

16.94	10.99	4,079,556	0.50	2.24		0.77	15
15.86	(11.04)	3,808,621	0.50	2.42		0.81	33
18.13	26.04	3,516,978	0.74	1.84		0.81	17
14.46	(1.36)	3,030,640	0.81	2.05		0.91	11
14.97	(1.37)	2,088,835	0.80	2.03		0.91	13
15.46	(1.60)	1,681,788	0.81	2.81	(f)	0.95	6

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	131

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Income Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$15.00	$0.25		$1.08	$1.33	$(0.26)	$(0.45)	$(0.71)
Year Ended October 31, 2018	16.50	0.51		(1.49)	(0.98)	(0.52)	—	(0.52)
Year Ended October 31, 2017	14.38	0.42		2.16	2.58	(0.46)	—	(0.46)
Year Ended October 31, 2016	15.66	0.45	(f)	(1.01)	(0.56)	(0.46)	(0.26)	(0.72)
Year Ended October 31, 2015	16.41	0.39	(f)	(0.33)	0.06	(0.65)	(0.16)	(0.81)
Year Ended October 31, 2014	16.67	0.91	(g)	(0.38)	0.53	(0.66)	(0.13)	(0.79)

Class C
Six Months Ended April 30, 2019 (Unaudited)	14.88	0.22		1.06	1.28	(0.22)	(0.45)	(0.67)
Year Ended October 31, 2018	16.38	0.42		(1.48)	(1.06)	(0.44)	—	(0.44)
Year Ended October 31, 2017	14.30	0.34		2.15	2.49	(0.41)	—	(0.41)
Year Ended October 31, 2016	15.59	0.38	(f)	(1.01)	(0.63)	(0.40)	(0.26)	(0.66)
Year Ended October 31, 2015	16.36	0.39	(f)	(0.42)	(0.03)	(0.58)	(0.16)	(0.74)
Year Ended October 31, 2014	16.63	0.84	(g)	(0.40)	0.44	(0.58)	(0.13)	(0.71)

Class I
Six Months Ended April 30, 2019 (Unaudited)	15.04	0.28		1.08	1.36	(0.28)	(0.45)	(0.73)
Year Ended October 31, 2018	16.55	0.56		(1.51)	(0.95)	(0.56)	—	(0.56)
Year Ended October 31, 2017	14.41	0.50		2.14	2.64	(0.50)	—	(0.50)
Year Ended October 31, 2016	15.70	0.46	(f)	(0.98)	(0.52)	(0.51)	(0.26)	(0.77)
Year Ended October 31, 2015	16.45	0.49	(f)	(0.37)	0.12	(0.71)	(0.16)	(0.87)
Year Ended October 31, 2014	16.71	0.96	(g)	(0.40)	0.56	(0.69)	(0.13)	(0.82)

Class R2
Six Months Ended April 30, 2019 (Unaudited)	14.96	0.25		1.06	1.31	(0.24)	(0.45)	(0.69)
Year Ended October 31, 2018	16.47	0.45		(1.49)	(1.04)	(0.47)	—	(0.47)
Year Ended October 31, 2017	14.36	0.41		2.13	2.54	(0.43)	—	(0.43)
Year Ended October 31, 2016	15.65	0.39	(f)	(0.98)	(0.59)	(0.44)	(0.26)	(0.70)
Year Ended October 31, 2015	16.41	0.61	(f)	(0.60)	0.01	(0.61)	(0.16)	(0.77)
Year Ended October 31, 2014	16.67	0.87	(g)	(0.39)	0.48	(0.61)	(0.13)	(0.74)

Class R5
Six Months Ended April 30, 2019 (Unaudited)	15.06	0.29		1.07	1.36	(0.29)	(0.45)	(0.74)
Year Ended October 31, 2018	16.57	0.42		(1.35)	(0.93)	(0.58)	—	(0.58)
Year Ended October 31, 2017	14.42	0.55		2.12	2.67	(0.52)	—	(0.52)
Year Ended October 31, 2016	15.70	0.49	(f)	(0.98)	(0.49)	(0.53)	(0.26)	(0.79)
Year Ended October 31, 2015	16.46	0.76	(f)	(0.63)	0.13	(0.73)	(0.16)	(0.89)
Year Ended October 31, 2014	16.72	0.99	(g)	(0.39)	0.60	(0.73)	(0.13)	(0.86)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	15.04	0.31		1.06	1.37	(0.29)	(0.45)	(0.74)
Year Ended October 31, 2018	16.55	0.58		(1.50)	(0.92)	(0.59)	—	(0.59)
Year Ended October 31, 2017	14.41	0.16		2.50	2.66	(0.52)	—	(0.52)
Year Ended October 31, 2016	15.69	0.51	(f)	(0.99)	(0.48)	(0.54)	(0.26)	(0.80)
January 30, 2015 (h) through October 31, 2015	15.82	0.69	(f)	(0.41)	0.28	(0.41)	—	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)

Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.66, $0.59, $0.71, $0.62 and $0.74 for Class A, Class C, Class I, Class R2 and Class R5, respectively, and the net investment income (loss) ratio would have been 3.94%, 3.53%, 4.25%, 3.74% and 4.44% for Class A, Class C, Class I, Class R2 and Class R5, respectively.

(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.62	9.30%	$57,006	0.96%	3.39%		1.54%	22%
15.00	(6.18)	68,420	0.95	3.09		1.42	92
16.50	18.24	84,553	1.25	2.70		1.52	64
14.38	(3.60)	66,722	1.24	3.06	(f)	1.57	162
15.66	0.29	66,499	1.25	2.42	(f)	1.67	238
16.41	3.18	74,652	1.25	5.44	(g)	1.67	138

15.49	9.04	11,914	1.46	2.94		2.07	22
14.88	(6.68)	12,371	1.45	2.60		1.94	92
16.38	17.64	13,679	1.74	2.24		2.04	64
14.30	(4.09)	11,754	1.75	2.59	(f)	2.12	162
15.59	(0.23)	8,649	1.75	2.45	(f)	2.20	238
16.36	2.67	3,530	1.75	5.03	(g)	2.17	138

15.67	9.48	47,455	0.71	3.77		1.33	22
15.04	(5.98)	47,701	0.70	3.35		1.18	92
16.55	18.65	86,550	0.90	3.21		1.27	64
14.41	(3.31)	54,642	0.89	3.13	(f)	1.31	162
15.70	0.66	35,177	0.91	3.00	(f)	1.41	238
16.45	3.39	34,719	1.00	5.75	(g)	1.42	138

15.58	9.18	301	1.26	3.35		2.25	22
14.96	(6.53)	270	1.25	2.76		1.95	92
16.47	17.99	322	1.49	2.65		1.97	64
14.36	(3.84)	316	1.49	2.66	(f)	2.39	162
15.65	(0.01)	52	1.50	3.74	(f)	1.89	238
16.41	2.90	574	1.50	5.24	(g)	1.92	138

15.68	9.45	185	0.61	3.84		1.16	22
15.06	(5.89)	177	0.60	2.52		1.06	92
16.57	18.81	1,297	0.80	3.52		1.11	64
14.42	(3.14)	700	0.79	3.33	(f)	1.29	162
15.70	0.71	19	0.80	4.59	(f)	1.16	238
16.46	3.60	587	0.80	5.94	(g)	1.22	138

15.67	9.59	17,527	0.51	4.10		1.05	22
15.04	(5.80)	12,512	0.50	3.53		0.91	92
16.55	18.81	14,055	0.74	0.99		1.22	64
14.41	(3.09)	21	0.75	3.48	(f)	3.06	162
15.69	1.66	21	0.75	5.70	(f)	1.15	238

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	133

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period
JPMorgan International Hedged Equity Fund
Class A
March 15, 2019 (g) through April 30, 2019 (Unaudited)	$15.00	$0.09	$0.13	$0.22	$15.22

Class C
March 15, 2019 (g) through April 30, 2019 (Unaudited)	15.00	0.08	0.13	0.21	15.21

Class I
March 15, 2019 (g) through April 30, 2019 (Unaudited)	15.00	0.10	0.13	0.23	15.23

Class R5
March 15, 2019 (g) through April 30, 2019 (Unaudited)	15.00	0.10	0.13	0.23	15.23

Class R6
March 15, 2019 (g) through April 30, 2019 (Unaudited)	15.00	0.10	0.13	0.23	15.23

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended April 30, 2019.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)(f)	Net investment income (loss) (f)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

1.47%	$20	0.87%	5.07%	1.44%	1%

1.40	20	1.35	4.60	1.87	1

1.53	51,205	0.60	5.34	1.13	1

1.53	20	0.45	5.50	0.97	1

1.53	21	0.34	5.60	0.87	1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	135

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Research Enhanced Equity Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$16.79	$0.24		$0.96	$1.20	$(0.52)	$—	$(0.52)
Year Ended October 31, 2018	18.76	0.45		(2.04)	(1.59)	(0.19)	(0.19)	(0.38)
Year Ended October 31, 2017	15.54	0.34		3.23	3.57	(0.35)	—	(0.35)
Year Ended October 31, 2016	16.54	0.40	(f)	(0.89)	(0.49)	(0.36)	(0.15)	(0.51)
Year Ended October 31, 2015	20.38	0.43		(0.60)	(0.17)	(0.40)	(3.27)	(3.67)
Year Ended October 31, 2014	21.20	0.47		(0.56)	(0.09)	(0.39)	(0.34)	(0.73)

Class I
Six Months Ended April 30, 2019 (Unaudited)	17.01	0.27		0.96	1.23	(0.56)	—	(0.56)
Year Ended October 31, 2018	18.92	0.35		(1.91)	(1.56)	(0.16)	(0.19)	(0.35)
Year Ended October 31, 2017	15.68	0.41		3.23	3.64	(0.40)	—	(0.40)
Year Ended October 31, 2016	16.70	0.46	(f)	(0.92)	(0.46)	(0.41)	(0.15)	(0.56)
Year Ended October 31, 2015	20.54	0.48		(0.60)	(0.12)	(0.45)	(3.27)	(3.72)
Year Ended October 31, 2014	21.36	0.52		(0.56)	(0.04)	(0.44)	(0.34)	(0.78)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	16.97	0.27		0.96	1.23	(0.59)	—	(0.59)
November 1, 2017 (h) through October 31, 2018	18.98	0.56		(2.16)	(1.60)	(0.22)	(0.19)	(0.41)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than 0.005%.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$17.47	7.55%	$203,351	0.60%	2.97%		0.83%	6%
16.79	(8.66)	203,437	0.60	2.40		0.84	42
18.76	23.41	298,112	0.59	1.98		0.90	33
15.54	(2.94)	69,626	0.60	2.60	(f)	1.02	24
16.54	(0.29)	82,667	0.60	2.51		0.99	39
20.38	(0.40)	96,325	0.59	2.23		1.10	63

17.68	7.67	170,571	0.35	3.27		0.56	6
17.01	(8.42)	152,610	0.35	1.85		0.56	42
18.92	23.71	4,740,590	0.34	2.37		0.58	33
15.68	(2.72)	1,241,856	0.34	2.98	(f)	0.59	24
16.70	0.00 (g)	779,908	0.35	2.79		0.60	39
20.54	(0.16)	562,180	0.34	2.45		0.84	63

17.61	7.72	4,234,218	0.25	3.30		0.31	6
16.97	(8.60)	4,344,571	0.25	3.00		0.32	42

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	137

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$18.24	$0.13	(e)	$2.57	$2.70	$(0.37)	$—	$(0.37)
Year Ended October 31, 2018	21.14	0.36	(e)	(3.13)	(2.77)	(0.13)	—	(0.13)
Year Ended October 31, 2017	17.24	0.16	(e)	4.09	4.25	(0.35)	—	(0.35)
Year Ended October 31, 2016	17.61	0.22	(e)(f)	(0.55)	(0.33)	(0.04)	—	(0.04)
Year Ended October 31, 2015	18.59	0.09	(e)(f)	0.39	0.48	(0.17)	(1.29)	(1.46)
Year Ended October 31, 2014	20.59	0.13	(g)	(0.65)	(0.52)	(0.17)	(1.31)	(1.48)

Class C
Six Months Ended April 30, 2019 (Unaudited)	17.98	0.08	(e)	2.54	2.62	(0.25)	—	(0.25)
Year Ended October 31, 2018	20.90	0.26	(e)	(3.09)	(2.83)	(0.09)	—	(0.09)
Year Ended October 31, 2017	17.04	0.05	(e)	4.06	4.11	(0.25)	—	(0.25)
Year Ended October 31, 2016	17.45	0.13	(e)(f)	(0.53)	(0.40)	(0.01)	—	(0.01)
Year Ended October 31, 2015	18.44	(0.02	) (e)(f)	0.39	0.37	(0.07)	(1.29)	(1.36)
Year Ended October 31, 2014	20.47	0.09	(g)	(0.69)	(0.60)	(0.12)	(1.31)	(1.43)

Class I
Six Months Ended April 30, 2019 (Unaudited)	18.49	0.15	(e)	2.59	2.74	(0.41)	—	(0.41)
Year Ended October 31, 2018	21.41	0.44	(e)	(3.19)	(2.75)	(0.17)	—	(0.17)
Year Ended October 31, 2017	17.45	0.23	(e)	4.13	4.36	(0.40)	—	(0.40)
Year Ended October 31, 2016	17.71	0.24	(e)(f)	(0.50)	(0.26)	—	—	—
Year Ended October 31, 2015	18.67	0.15	(e)(f)	0.38	0.53	(0.20)	(1.29)	(1.49)
Year Ended October 31, 2014	20.64	0.21	(g)	(0.67)	(0.46)	(0.20)	(1.31)	(1.51)

Class R2
Six Months Ended April 30, 2019 (Unaudited)	18.14	0.11	(e)	2.54	2.65	(0.34)	—	(0.34)
Year Ended October 31, 2018	21.11	0.35	(e)	(3.17)	(2.82)	(0.15)	—	(0.15)
Year Ended October 31, 2017	17.21	0.06	(e)	4.14	4.20	(0.30)	—	(0.30)
Year Ended October 31, 2016	17.57	0.15	(e)(f)	(0.51)	(0.36)	—	—	—
Year Ended October 31, 2015	18.55	0.03	(e)(f)	0.39	0.42	(0.11)	(1.29)	(1.40)
Year Ended October 31, 2014	20.53	0.12	(g)	(0.68)	(0.56)	(0.11)	(1.31)	(1.42)

Class R5
Six Months Ended April 30, 2019 (Unaudited)	18.49	0.16	(e)	2.59	2.75	(0.44)	—	(0.44)
Year Ended October 31, 2018	21.39	0.53	(e)	(3.25)	(2.72)	(0.18)	—	(0.18)
Year Ended October 31, 2017	17.44	0.200	(e)	4.17	4.37	(0.42)	—	(0.42)
Year Ended October 31, 2016	17.75	0.27	(e)(f)	(0.52)	(0.25)	(0.06)	—	(0.06)
Year Ended October 31, 2015	18.72	0.16	(e)(f)	0.39	0.55	(0.23)	(1.29)	(1.52)
Year Ended October 31, 2014	20.69	0.24	(g)	(0.67)	(0.43)	(0.23)	(1.31)	(1.54)

Class R6
Six Months Ended April 30, 2019 (Unaudited)	18.50	0.18	(e)	2.59	2.77	(0.46)	—	(0.46)
Year Ended October 31, 2018	21.40	0.44	(e)	(3.16)	(2.72)	(0.18)	—	(0.18)
Year Ended October 31, 2017	17.45	0.26	(e)	4.12	4.38	(0.43)	—	(0.43)
Year Ended October 31, 2016	17.76	0.29	(e)(f)	(0.52)	(0.23)	(0.08)	—	(0.08)
Year Ended October 31, 2015	18.73	(0.01	) (e)(f)	0.57	0.56	(0.24)	(1.29)	(1.53)
Year Ended October 31, 2014	20.70	0.25	(g)	(0.67)	(0.42)	(0.24)	(1.31)	(1.55)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)

Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.10, $0.06, $0.17, $0.08, $0.20 and $0.22 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively and the net investment income (loss) ratio would have been 0.80%, 0.37%, 0.99%, 0.48%, 1.18% and 1.23% for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (b)

$20.57	15.17%	$96,665	1.00%	1.44%		1.36%	31%
18.24	(13.20)	84,325	1.00	1.75		1.38	63
21.14	25.16	67,684	1.24	0.83		1.46	38
17.24	(1.86)	14,034	1.24	1.28	(f)	1.61	51
17.61	3.04	5,824	1.24	0.49	(f)	2.31	42
18.59	(2.47)	351	1.32	0.98	(g)	5.09	63

20.35	14.85	20,361	1.50	0.84		1.87	31
17.98	(13.60)	22,532	1.50	1.29		1.89	63
20.90	24.51	14,534	1.74	0.27		2.00	38
17.04	(2.28)	4,626	1.74	0.75	(f)	2.14	51
17.45	2.39	3,439	1.74	(0.12	)(f)	2.79	42
18.44	(2.91)	137	1.82	0.55	(g)	6.19	63

20.82	15.24	177,585	0.75	1.61		1.11	31
18.49	(12.96)	189,061	0.75	2.09		1.13	63
21.41	25.60	131,356	0.89	1.14		1.19	38
17.45	(1.47)	9,929	0.89	1.41	(f)	1.35	51
17.71	3.29	59,858	0.89	0.83	(f)	1.84	42
18.67	(2.18)	3,868	1.07	1.17	(g)	5.55	63

20.45	14.97	989	1.30	1.18		1.75	31
18.14	(13.46)	773	1.30	1.70		1.72	63
21.11	24.85	97	1.49	0.31		2.79	38
17.21	(2.05)	20	1.49	0.87	(f)	4.37	51
17.57	2.67	20	1.51	0.19	(f)	5.11	42
18.55	(2.68)	68	1.57	0.66	(g)	6.05	63

20.80	15.32	3,307	0.65	1.74		1.07	31
18.49	(12.84)	3,341	0.65	2.56		1.07	63
21.39	25.67	90	0.79	1.01		2.44	38
17.44	(1.38)	20	0.80	1.57	(f)	3.59	51
17.75	3.43	20	0.81	0.89	(f)	4.43	42
18.72	(1.99)	70	0.87	1.36	(g)	5.34	63

20.81	15.46	229,993	0.55	1.89		0.85	31
18.50	(12.81)	175,198	0.55	2.12		0.87	63
21.40	25.72	143,868	0.74	1.37		0.95	38
17.45	(1.29)	81,146	0.74	1.70	(f)	1.02	51
17.76	3.48	5,335	0.74	(0.05	)(f)	2.87	42
18.73	(1.95)	70	0.82	1.41	(g)	5.29	63

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	139

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Value Fund
Class A
Six Months Ended April 30, 2019 (Unaudited)	$12.44	$0.18		$0.16	$0.34	$(0.46)
Year Ended October 31, 2018	14.26	0.36		(1.87)	(1.51)	(0.31)
Year Ended October 31, 2017	12.23	0.22		2.50	2.72	(0.69)
Year Ended October 31, 2016	13.02	0.23		(0.88)	(0.65)	(0.14)
Year Ended October 31, 2015	14.14	0.18	(f)	(0.83)	(0.65)	(0.47)
Year Ended October 31, 2014	15.02	0.47	(f)(g)	(1.07)	(0.60)	(0.28)

Class C
Six Months Ended April 30, 2019 (Unaudited)	12.02	0.14		0.17	0.31	(0.39)
Year Ended October 31, 2018	13.78	0.28		(1.82)	(1.54)	(0.22)
Year Ended October 31, 2017	11.88	0.15		2.42	2.57	(0.67)
Year Ended October 31, 2016	12.65	0.17		(0.87)	(0.70)	(0.07)
Year Ended October 31, 2015	13.72	0.10	(f)	(0.78)	(0.68)	(0.39)
Year Ended October 31, 2014	14.61	0.38	(f)(g)	(1.05)	(0.67)	(0.22)

Class I
Six Months Ended April 30, 2019 (Unaudited)	12.76	0.20		0.17	0.37	(0.50)
Year Ended October 31, 2018	14.62	0.41		(1.92)	(1.51)	(0.35)
Year Ended October 31, 2017	12.57	0.28		2.55	2.83	(0.78)
Year Ended October 31, 2016	13.37	0.28		(0.91)	(0.63)	(0.17)
Year Ended October 31, 2015	14.48	0.23	(f)	(0.84)	(0.61)	(0.50)
Year Ended October 31, 2014	15.19	0.45	(f)(g)	(1.04)	(0.59)	(0.12)

Class L
Six Months Ended April 30, 2019 (Unaudited)	12.70	0.19		0.18	0.37	(0.52)
Year Ended October 31, 2018	14.55	0.41		(1.90)	(1.49)	(0.36)
Year Ended October 31, 2017	12.50	0.27		2.57	2.84	(0.79)
Year Ended October 31, 2016	13.29	0.31		(0.93)	(0.62)	(0.17)
Year Ended October 31, 2015	14.41	0.23	(f)	(0.83)	(0.60)	(0.52)
Year Ended October 31, 2014	15.29	0.53	(f)(g)	(1.09)	(0.56)	(0.32)

Class R2
Six Months Ended April 30, 2019 (Unaudited)	12.20	0.17		0.15	0.32	(0.44)
Year Ended October 31, 2018	14.01	0.31		(1.84)	(1.53)	(0.28)
Year Ended October 31, 2017	12.04	0.19		2.46	2.65	(0.68)
Year Ended October 31, 2016	12.83	0.19		(0.87)	(0.68)	(0.11)
Year Ended October 31, 2015	13.93	0.14	(f)	(0.81)	(0.67)	(0.43)
Year Ended October 31, 2014	14.78	0.42	(f)(g)	(1.05)	(0.63)	(0.22)

Class R5
Six Months Ended April 30, 2019 (Unaudited)	12.65	0.21		0.15	0.36	(0.53)
Year Ended October 31, 2018	14.51	0.42		(1.91)	(1.49)	(0.37)
Year Ended October 31, 2017	12.51	0.23		2.59	2.82	(0.82)
September 9, 2016 (h) through October 31, 2016	12.55	0.03		(0.07)	(0.04)	—

Class R6
Six Months Ended April 30, 2019 (Unaudited)	12.67	0.22		0.15	0.37	(0.54)
Year Ended October 31, 2018	14.53	0.43		(1.91)	(1.48)	(0.38)
Year Ended October 31, 2017	12.51	0.31		2.53	2.84	(0.82)
Year Ended October 31, 2016	13.31	0.37		(0.96)	(0.59)	(0.21)
Year Ended October 31, 2015	14.42	0.18	(f)	(0.76)	(0.58)	(0.53)
Year Ended October 31, 2014	15.29	0.54	(f)(g)	(1.09)	(0.55)	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)

Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.39, $0.30, $0.37, $0.45, $0.34 and $0.46 for Class A, Class C, Class I, Class L, Class R2 and Class R6, respectively and the net investment income (loss) ratio would have been 2.67%, 2.13%, 2.44%, 2.99%, 2.39% and 3.06% for Class A, Class C, Class I, Class L, Class R2 and Class R6, respectively.

(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$12.32	3.14%	$194,441	1.01%	3.07%		1.29%	26%
12.44	(10.88)	242,231	1.00	2.59		1.27	90
14.26	23.30	316,510	1.35	1.71		1.35	31
12.23	(5.01)	573,449	1.35	1.91		1.43	61
13.02	(4.63)	695,251	1.35	1.31	(f)	1.45	74
14.14	(4.09)	491,010	1.33	3.19	(f)(g)	1.36	59

11.94	2.94	11,095	1.51	2.52		1.80	26
12.02	(11.37)	14,055	1.50	2.06		1.78	90
13.78	22.67	20,997	1.85	1.21		1.87	31
11.88	(5.54)	24,453	1.85	1.43		1.91	61
12.65	(5.01)	31,296	1.85	0.79	(f)	1.90	74
13.72	(4.64)	31,176	1.83	2.65	(f)(g)	1.86	59

12.63	3.30	55,236	0.76	3.27		1.04	26
12.76	(10.62)	66,291	0.75	2.84		1.02	90
14.62	23.66	144,875	1.04	2.07		1.04	31
12.57	(4.74)	157,867	1.01	2.28		1.02	61
13.37	(4.28)	233,045	1.03	1.62	(f)	1.03	74
14.48	(3.90)	300,712	1.08	2.96	(f)(g)	1.10	59

12.55	3.35	38,815	0.66	3.14		0.89	26
12.70	(10.57)	73,651	0.65	2.84		0.87	90
14.55	23.88	201,672	0.87	2.03		0.88	31
12.50	(4.63)	523,251	0.90	2.53		0.91	61
13.29	(4.23)	1,480,321	0.95	1.63	(f)	0.99	74
14.41	(3.75)	2,932,420	0.93	3.51	(f)(g)	0.96	59

12.08	3.02	1,159	1.30	2.88		1.68	26
12.20	(11.19)	1,025	1.30	2.27		1.59	90
14.01	23.02	1,369	1.58	1.52		1.73	31
12.04	(5.28)	1,182	1.59	1.65		1.91	61
12.83	(4.84)	1,929	1.60	1.01	(f)	2.01	74
13.93	(4.33)	1,768	1.58	2.91	(f)(g)	1.61	59

12.48	3.31	76	0.66	3.52		0.90	26
12.65	(10.58)	70	0.65	2.97		0.91	90
14.51	23.81	62	0.93	1.69		4.00	31
12.51	(0.32)	20	0.79	1.52		0.79	61

12.50	3.41	130,811	0.55	3.60		0.78	26
12.67	(10.49)	124,246	0.55	3.06		0.77	90
14.53	23.99	108,302	0.80	2.28		0.82	31
12.51	(4.45)	27,998	0.72	3.00		0.73	61
13.31	(4.04)	2,354	0.73	1.32	(f)	0.73	74
14.42	(3.64)	30,992	0.83	3.58	(f)(g)	0.84	59

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004, November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004, November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (each, a “Fund” and collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
JPMorgan Emerging Economies Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund(1)	Class I(2) and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund(3)	Class A, Class C, Class I, Class L and Class R6(4)	JPM I	Diversified
JPMorgan Global Research Enhanced Index Fund	Class I and Class R6(5)	JPM I	Diversified
JPMorgan International Advantage Fund(6)	Class A, Class C, Class I, Class R2 and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Equity Income Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund(7)	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan International Research Enhanced Equity Fund	Class A, Class I and Class R6(5)	JPM II	Diversified
JPMorgan International Unconstrained Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified

(1)	The JPMorgan Emerging Markets Research Enhanced Equity Fund commenced operations on December 11, 2018.
(2)	Class I commenced operations on January 30, 2019.
(3)	Effective July 31, 2018, JPMorgan Intrepid European Fund changed its name to JPMorgan Europe Dynamic Fund.
(4)	Class R6 commenced operations on October 1, 2018.
(5)	Class R6 commenced operations on November 1, 2017.
(6)	Effective July 31, 2018, JPMorgan Intrepid International Fund changed its name to JPMorgan International Advantage Fund.
(7)	The JPMorgan International Hedged Equity Fund commenced operations on March 15, 2019.

As of December 1, 2016, Class L Shares of the JPMorgan Emerging Markets Equity Fund, JPMorgan Europe Dynamic Fund and JPMorgan International Value Fund were publicly offered on a limited basis.

Effective May 21, 2019, JPMorgan International Equity Income Fund was publicly offered on a limited basis.

As of October 9, 2017, Class A Shares of the JPMorgan International Research Enhanced Equity Fund were publicly offered on a limited basis.

The investment objective of JPMorgan Emerging Economies Fund (“Emerging Economies Fund”) is to seek long-term capital growth.

The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.

The investment objective of JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”), JPMorgan Global Research Enhanced Index Fund (“Global Research Enhanced Index Fund”), JPMorgan International Research Enhanced Equity Fund (“International Research Enhanced Equity Fund”), JPMorgan International Unconstrained Equity Fund (“International Unconstrained Equity Fund”) and JPMorgan International Value Fund (“International Value Fund”) is to seek to provide long-term capital appreciation.

The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.

The investment objective of JPMorgan International Advantage Fund (“International Advantage Fund”) is to seek to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

The investment objective of JPMorgan International Equity Income Fund (“International Equity Income Fund”) is to seek to provide both current income and long-term capital appreciation.

The investment objective of JPMorgan International Hedged Equity Fund (International Hedged Equity Fund”) is to seek to provide capital appreciation.

142	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, thus, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Boards of Trustees (the “Boards”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Boards.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Economies Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$71,675	$411,021	$—	$482,696
Hungary	—	26,685	—	26,685
India	14,682	74,772	—	89,454
Indonesia	—	13,801	—	13,801
Poland	—	12,933	—	12,933
Russia	30,951	71,112	—	102,063
Singapore	—	2,712	—	2,712
South Africa	—	30,400	—	30,400
South Korea	12,020	212,074	—	224,094
Taiwan	54,128	126,684	—	180,812
Thailand	13,867	32,434	—	46,301
Turkey	5,981	13,863	—	19,844
Other Common Stocks	158,804	—	—	158,804

Total Common Stocks	362,108	1,028,491	—	1,390,599

Short-Term Investments
Investment Companies	17,075	—	—	17,075
Investment of cash collateral from securities loaned	143	—	—	143

Total Investments in Securities	$379,326	$1,028,491	$—	$1,407,817

Emerging Markets Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$23,738	$—	$23,738
China	746,556	1,065,854	—	1,812,410
Egypt	—	53,274	—	53,274
Hong Kong	—	426,163	—	426,163
Hungary	—	68,255	—	68,255
India	100,239	895,474	—	995,713
Indonesia	—	138,436	—	138,436
Macau	—	82,071	—	82,071
Russia	36,775	155,788	—	192,563
South Africa	47,615	196,194	—	243,809
South Korea	—	313,367	—	313,367
Taiwan	284,744	103,929	—	388,673
Turkey	—	9,459	—	9,459
Other Common Stocks	1,068,464	—	—	1,068,464

Total Common Stocks	2,284,393	3,532,002	—	5,816,395

Warrants	—	16,964	—	16,964
Short-Term Investments
Investment Companies	138,231	—	—	138,231
Investment of cash collateral from securities loaned	23,445	—	—	23,445

Total Investments in Securities	$2,446,069	$3,548,966	$—	$5,995,035

144	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

Emerging Markets Research Enhanced Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$28,231	$94,776		$—	$123,007
Czech Republic	—	1,422		—	1,422
Hong Kong	—	563		—	563
Hungary	—	3,386		—	3,386
Indonesia	—	8,821		—	8,821
Malaysia	554	4,720		—	5,274
Philippines	1,687	2,291		—	3,978
Poland	—	3,500		—	3,500
Qatar	—	731		—	731
Russia	9,063	7,190		—	16,253
South Africa	4,502	18,809		—	23,311
South Korea	2,971	45,369		—	48,340
Taiwan	16,548	23,431		—	39,979
Thailand	1,856	6,510		—	8,366
Turkey	297	1,167		—	1,464
Other Common Stocks	45,631	—		—	45,631

Total Common Stocks	111,340	222,686		—	334,026

Exchange Traded Funds	34,994	—		—	34,994
Warrants	—	—	(a)	—	—	(a)
Short-Term Investments
Investment Companies	2,387	—		—	2,387

Total Investments in Securities	$148,721	$222,686		$—	$371,407

Appreciation in Other Financial Instruments
Futures Contracts	$41	$—		$—	$41

Europe Dynamic Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,895	$—	$22,895
Belgium	—	10,917	—	10,917
Denmark	—	7,746	—	7,746
Finland	—	18,907	—	18,907
France	653	96,941	—	97,594
Germany	—	52,880	—	52,880
Italy	—	31,677	—	31,677
Netherlands	—	48,257	—	48,257
Norway	—	7,202	—	7,202
South Africa	—	7,982	—	7,982
Spain	—	33,998	—	33,998
Sweden	—	17,949	—	17,949
Switzerland	3,424	111,378	—	114,802
United Kingdom	—	89,815	—	89,815
United States	—	5,532	—	5,532

Total Common Stocks	4,077	564,076	—	568,153

Short-Term Investments
Investment Companies	5,721	—	—	5,721
Investment of cash collateral from securities loaned	60,001	—	—	60,001

Total Investments in Securities	$69,799	$564,076	$—	$633,875

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Global Research Enhanced Index Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$138,278	$—	$138,278
Belgium	—	11,543	—	11,543
China	—	2,810	—	2,810
Denmark	—	25,195	—	25,195
Finland	4,855	20,071	—	24,926
France	17,786	169,916	—	187,702
Germany	5,332	121,992	—	127,324
Hong Kong	642	59,252	—	59,894
Ireland	15,485	8,878	—	24,363
Italy	—	29,836	—	29,836
Japan	—	370,015	—	370,015
Luxembourg	—	3,755	—	3,755
Macau	—	5,171	—	5,171
Netherlands	4,488	87,728	—	92,216
New Zealand	—	3,320	—	3,320
Norway	—	6,505	—	6,505
Singapore	—	22,394	—	22,394
Spain	—	46,738	—	46,738
Sweden	—	21,194	—	21,194
Switzerland	3,319	122,242	—	125,561
United Kingdom	12,256	219,493	—	231,749
United States	2,842,495	11,195	—	2,853,690
Other Common Stocks	174,075	—	—	174,075

Total Common Stocks	3,080,733	1,507,521	—	4,588,254

Preferred Stocks	15	—	—	15
Short-Term Investments
Investment Companies	3,058	—	—	3,058
Investment of cash collateral from securities loaned	88,973	—	—	88,973

Total Investments in Securities	$3,172,779	$1,507,521	$—	$4,680,300

Appreciation in Other Financial Instruments
Futures Contracts	$154	$—	$—	$154

146	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

International Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$327,031	$—	$327,031
Austria	—	24,753	—	24,753
Belgium	—	64,241	—	64,241
Denmark	—	29,530	—	29,530
Finland	—	45,650	—	45,650
France	24,012	245,987	—	269,999
Germany	17,124	236,700	—	253,824
Ghana	—	12,050	—	12,050
Hong Kong	—	75,092	—	75,092
Israel	—	16,867	—	16,867
Italy	—	49,018	—	49,018
Japan	—	779,808	—	779,808
Netherlands	15,456	251,605	—	267,061
Norway	—	94,022	—	94,022
Russia	—	13,001	—	13,001
Singapore	—	34,964	—	34,964
South Africa	—	32,841	—	32,841
Spain	—	159,022	—	159,022
Sweden	621	42,462	—	43,083
Switzerland	10,093	287,966	—	298,059
United Kingdom	38,609	442,751	—	481,360
Other Common Stocks	12,295	—	—	12,295

Total Common Stocks	118,210	3,265,361	—	3,383,571

Short-Term Investments
Investment Companies	57,922	—	—	57,922
Investment of cash collateral from securities loaned	176,378	—	—	176,378

Total Investments in Securities	$352,510	$3,265,361	$—	$3,617,871

Appreciation in Other Financial Instruments
Futures Contracts	$271	$2,077	$—	$2,348

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

International Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$96,363	$—	$96,363
Belgium	—	25,511	—	25,511
China	31,568	91,832	—	123,400
Denmark	—	71,840	—	71,840
France	86,668	546,023	—	632,691
Germany	—	383,701	—	383,701
Hong Kong	—	199,960	—	199,960
Japan	—	825,228	—	825,228
Macau	—	41,704	—	41,704
Netherlands	—	264,361	—	264,361
Singapore	—	66,691	—	66,691
South Africa	—	15,957	—	15,957
South Korea	—	49,315	—	49,315
Spain	—	50,204	—	50,204
Sweden	—	113,507	—	113,507
Switzerland	15,747	460,554	—	476,301
United Kingdom	—	779,429	—	779,429
United States	—	48,481	—	48,481
Other Common Stocks	168,661	—	—	168,661

Total Common Stocks	302,644	4,130,661	—	4,433,305

Short-Term Investments
Investment Companies	82,881	—	—	82,881
Investment of cash collateral from securities loaned	372,445	—	—	372,445

Total Investments in Securities	$757,970	$4,130,661	$—	$4,888,631

148	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

International Equity Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,140	$—	$6,140
China	—	1,040	—	1,040
Denmark	—	2,972	—	2,972
Finland	—	3,735	—	3,735
France	2,109	17,183	—	19,292
Germany	—	6,687	—	6,687
Hong Kong	1,660	1,272	—	2,932
Italy	—	2,245	—	2,245
Japan	—	21,576	—	21,576
Macau	—	1,059	—	1,059
Netherlands	—	12,600	—	12,600
Norway	—	2,848	—	2,848
Singapore	—	1,855	—	1,855
South Korea	—	1,267	—	1,267
Spain	—	2,369	—	2,369
Sweden	—	1,592	—	1,592
Switzerland	—	14,137	—	14,137
United Kingdom	—	19,424	—	19,424
United States	—	3,027	—	3,027
Other Common Stocks	4,976	—	—	4,976

Total Common Stocks	8,745	123,028	—	131,773

Short-Term Investments
Investment Companies	1,314	—	—	1,314

Total Investments in Securities	$10,059	$123,028	$—	$133,087

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$57	$—	$57

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(244)	$—	$(244)

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

International Hedged Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,622	$—	$2,622
Belgium	—	666	—	666
Denmark	—	840	—	840
Finland	—	806	—	806
France	907	5,533	—	6,440
Germany	868	3,775	—	4,643
Hong Kong	—	1,587	—	1,587
Ireland	304	94	—	398
Italy	—	937	—	937
Japan	—	11,263	—	11,263
Luxembourg	—	239	—	239
Netherlands	—	2,718	—	2,718
Singapore	—	559	—	559
Spain	—	1,796	—	1,796
Sweden	—	634	—	634
Switzerland	104	4,805	—	4,909
United Kingdom	—	7,444	—	7,444
United States	—	397	—	397
Other Common Stocks	447	—	—	447

Total Common Stocks	2,630	46,715	—	49,345

Options Purchased			—
Put Options Purchased	115	—	—	115
Short-Term Investments
Investment Companies	1,374	—	—	1,374

Total Investments in Securities	$4,119	$46,715	$—	$50,834

Appreciation in Other Financial Instruments
Futures Contracts	$14	$3	$—	$17

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(1)	$—	$(1)
Options Written
Call Options Written	(467)	—	—	(467)

Total Depreciation in Other Financial Instruments	$(467)	$(1)	$—	$(468)

150	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

International Research Enhanced Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$234,374		$—		$234,374
Austria	31,087	36		—		31,123
Belgium	—	59,687		—		59,687
Denmark	—	75,189		—		75,189
Finland	—	72,220		—		72,220
France	81,254	495,696		—		576,950
Germany	77,719	338,621		—		416,340
Hong Kong	—	141,315		—		141,315
Ireland	27,225	8,599		—		35,824
Italy	—	83,974		—		83,974
Japan	—	1,001,738		—		1,001,738
Luxembourg	—	21,374		—		21,374
Malta	—	—		—	(b)	—	(b)
Netherlands	—	243,415		—		243,415
Singapore	—	49,896		—		49,896
Spain	—	161,013		—		161,013
Sweden	—	56,749		—		56,749
Switzerland	9,561	430,445		—		440,006
United Kingdom	—	666,840		—		666,840
United States	—	35,578		—		35,578
Other Common Stocks	9,142	—		—		9,142

Total Common Stocks	235,988	4,176,759		—	(b)	4,412,747

Rights	—	—	(b)	—		—	(b)
Short-Term Investments
Investment Companies	168,625	—		—		168,625
Investment of cash collateral from securities loaned	215,789	—		—		215,789

Total Investments in Securities	$620,402	$4,176,759		$—	(b)	$4,797,161

Appreciation in Other Financial Instruments
Futures Contracts	$1,652	$1,014		$—		$2,666

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,785	$—	$10,785
China	11,422	39,560	—	50,982
Denmark	—	10,284	—	10,284
France	—	30,023	—	30,023
Germany	7,468	41,214	—	48,682
Hong Kong	—	30,680	—	30,680
Indonesia	—	9,724	—	9,724
Japan	—	56,886	—	56,886
Netherlands	—	11,578	—	11,578
Sweden	—	5,244	—	5,244
Switzerland	1,650	36,599	—	38,249
United Kingdom	—	109,445	—	109,445
United States	—	7,907	—	7,907
Other Common Stocks	91,207	—	—	91,207

Total Common Stocks	111,747	399,929	—	511,676

Short-Term Investments
Investment Companies	21,161	—	—	21,161
Investment of cash collateral from securities loaned	27,556	—	—	27,556

Total Investments in Securities	$160,464	$399,929	$—	$560,393

152	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

International Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$29,886	$—	$29,886
Austria	1,419	3,581	—	5,000
Belgium	—	3,570	—	3,570
China	—	1,564	—	1,564
Finland	2,405	2,006	—	4,411
France	966	31,668	—	32,634
Georgia	—	1,498	—	1,498
Germany	4,480	25,510	—	29,990
Ghana	—	634	—	634
Hong Kong	—	12,684	—	12,684
India	—	543	—	543
Ireland	—	527	—	527
Isle of Man	—	400	—	400
Israel	—	2,243	—	2,243
Italy	1,101	11,746	—	12,847
Japan	—	90,286	—	90,286
Luxembourg	—	1,365	—	1,365
Malta	—	542	—	542
Netherlands	1,798	31,431	—	33,229
New Zealand	—	1,211	—	1,211
Norway	1,898	11,773	—	13,671
Portugal	585	769	—	1,354
Russia	—	1,425	—	1,425
Singapore	—	5,224	—	5,224
South Africa	—	2,740	—	2,740
Spain	—	12,996	—	12,996
Sweden	—	13,715	—	13,715
Switzerland	3,080	20,944	—	24,024
Ukraine	—	704	—	704
United Kingdom	8,306	61,415	—	69,721
Other Common Stocks	3,149	—	—	3,149

Total Common Stocks	29,187	384,600	—	413,787

Short-Term Investments
Investment Companies	12,915	—	—	12,915
Investment of cash collateral from securities loaned	8,406	—	—	8,406

Total Investments in Securities	$50,508	$384,600	$—	$435,108

Appreciation in Other Financial Instruments
Futures Contracts	$45	$275	$—	$320

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of April 30, 2019, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

C. Securities Lending — Effective October 5, 2018, the Funds became authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in IM Shares of JPMorgan U.S. Government Money Market Fund and/or the Agency SL Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed on the SOIs. At April 30, 2019, the value of outstanding securities on loan and the value of Collateral investment were as follows (amounts in thousands):

	Value of Securities on Loan	Cash Collateral Posted by Borrower	Total value of Collateral Investments
Emerging Economies Fund	$136	$143	$143
Emerging Markets Equity Fund	22,871	23,445	23,445
Europe Dynamic Fund	50,821	60,001	60,001
Global Research Enhanced Index Fund	85,387	88,973	88,973
International Advantage Fund	163,187	176,378	176,378
International Equity Fund	355,310	372,445	372,445
International Research Enhanced Equity Fund	206,403	215,789	215,789
International Unconstrained Equity Fund	26,465	27,556	27,556
International Value Fund	8,046	8,406	8,406

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

The following table presents the Funds’ value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2019 (amounts in thousands).

	Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower	Net Amount Due to Counterparty (not less than zero)
Emerging Economies Fund	$136	$(136)	$—
Emerging Markets Equity Fund	22,871	(22,871)	—
Europe Dynamic Fund	50,821	(50,821)	—
Global Research Enhanced Index Fund	85,387	(85,387)	—
International Advantage Fund	163,187	(163,187)	—
International Equity Fund	355,310	(355,310)	—
International Research Enhanced Equity Fund	206,403	(206,403)	—
International Unconstrained Equity Fund	26,465	(26,465)	—
International Value Fund	8,046	(8,046)	—

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

154	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the investment in the JPMorgan U.S. Government Money Market Fund from 0.16% to 0.06%. JPMIM waived fees associated with the Funds’ investment in JPMorgan U.S. Government Money Market Fund as follows (amounts in thousands):

Emerging Economies Fund	$—	(a)
Emerging Markets Equity Fund	3
Europe Dynamic Fund	1
Global Research Enhanced Index Fund	3
International Advantage Fund	2
International Equity Fund	1
International Research Enhanced Equity Fund	4
International Unconstrained Equity Fund	1
International Value Fund	1

(a)	Amount rounds to less than one thousand.

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

Emerging Markets Research Enhanced Equity Fund, International Equity Income Fund and International Hedged Equity Fund did not lend out any securities during the six months ended April 30, 2019.

D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Funds may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

Emerging Economies Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$43,589	$26,514	$—	(c)	$—	$17,075	17,070	$36		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	17,679	17,536	—		—	143	143	9	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	42,721	225,314	268,035	—	(c)	—	—	—	128		—

Total	$42,721	$286,582	$312,085	$—	(c)	$—	$17,218		$173		$—

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

Emerging Markets Equity Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$358,712	$220,481	$—	(c)	$—	(c)	$138,231	138,189	$206		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	170,000	156,001	6	*	—		14,005	14,004	314	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	118,882	109,442	—		—		9,440	9,440	100	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	58,479	728,130	786,609	—	(c)	—		—	—	551		—

Total	$58,479	$1,375,724	$1,272,533	$6		$—	(c)	$161,676		$1,171		$—

Emerging Markets Research Enhanced Equity Fund

	For the period ended April 30, 2019
Security Description	Value at December 11, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$3,833	$1,446	$—		$—	(c)	$2,387	2,386	$2	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	234,153	234,153	—	(c)	—		—	—	85	—

Total	$—	$237,986	$235,599	$—	(c)	$—	(c)	$2,387		$87	$—

Europe Dynamic Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$29,174	$23,453	$—	(c)	$—	(c)	$5,721	5,720	$17		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	80,000	34,000	—		—		46,000	45,995	84	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	67,915	53,914	—		—		14,001	14,001	61	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	51,037	162,751	213,788	—	(c)	—		—	—	185		—	(c)

Total	$51,037	$339,840	$325,155	$—	(c)	$—	(c)	$65,722		$347		$—	(c)

156	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

Global Research Enhanced Index Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$71,031	$67,973	$—	(c)	$—	$3,058	3,057	$44		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	242,500	178,500	4	*	—	64,004	63,998	345	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	185,211	160,242	—		—	24,969	24,969	113	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	639,681	639,681	—		—	—	—	275		—

Total	$—	$1,138,423	$1,046,396	$4		$—	$92,031		$777		$—

International Advantage Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$94,105	$36,183	$—		$—	(c)	$57,922	57,905	$105		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	257,000	129,000	3	*	—		128,003	127,990	366	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	148,722	100,347	—		—		48,375	48,375	115	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	52,914	397,224	450,138	—		—		—	—	547		—

Total	$52,914	$897,051	$715,668	$3		$—	(c)	$234,300		$1,133		$—

International Equity Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$127,989	$45,107	$(1)	$—	$82,881	82,856	$168		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	385,000	106,000	—	—	279,000	278,972	361	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	186,999	93,554	—	—	93,445	93,445	121	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	166,797	311,391	478,188	—	—	—	—	706		—

Total	$166,797	$1,011,379	$722,849	$(1)	$—	$455,326		$1,356		$—

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	157

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

International Equity Income Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$2,309	$995	$—	$—	$1,314	1,314	$3	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	23,020	23,020	—	—	—	—	10	—

Total	$—	$25,329	$24,015	$—	$—	$1,314		$13	$—

International Hedged Equity Fund

	For the period ended April 30, 2019
Security Description	Value at March 15, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.39%(a)(b)	$—	$1,421	$47	$—	$—	$1,374	1,374	$1	$—

International Research Enhanced Equity Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$245,856	$77,232	$—		$1	$168,625	168,574	$192		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	323,000	168,000	4	*	—	155,004	154,989	463	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	201,813	141,028	—		—	60,785	60,785	148	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	56,728	434,807	491,535	—		—	—	—	870		—

Total	$56,728	$1,205,476	$877,795	$4		$1	$384,414		$1,673		$—

158	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

International Unconstrained Equity Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$52,287	$31,126	$—	$—	(c)	$21,161	21,155	$39		$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	25,000	10,000	—	—		15,000	14,999	20	*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	62,578	50,022	—	—		12,556	12,556	37	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	1,995	88,014	90,009	—	—		—	—	58		—

Total	$1,995	$227,879	$181,157	$—	$—	(c)	$48,717		$154		$—

International Value Fund

	For the six months ended April 30, 2019
Security Description	Value at October 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2019	Shares at April 30, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.48%(a)(b)	$—	$18,634	$5,719	$—	(c)	$—	$12,915	12,911	$25		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.45%(a)(b)	—	33,800	25,394	—		—	8,406	8,406	48	*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	51,039	51,039	—		—	—	—	69		—	(c)

Total	$—	$103,473	$82,152	$—	(c)	$—	$21,321		$142		$—	(c)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2019.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

E. Derivatives — The Funds used derivative instruments including futures, forward foreign currency exchange contracts and options in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	159

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and will offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(3) below describe the various derivatives used by the Funds.

(1). Options — International Hedged Equity Fund purchased and sold (“wrote”) put and call options on indices to manage and hedge equity risk within its portfolio. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

The table below discloses the volume of the Fund’s options contracts activity during the six months ended April 30, 2019 (amounts in thousands):

	International Hedged Equity Fund
Exchange-Traded Options:
Average Number of Contracts Purchased	266	(a)
Average Number of Contracts Written	531	(a)
Ending Number of Contracts Purchased	267
Ending Number of Contracts Written	534

(a)	For the period March 15, 2019 through April 30, 2019.

(2). Futures Contracts — Emerging Economies Fund, Emerging Markets Equity Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund, Global Research Enhanced Index Fund, International Advantage Fund, International Hedged Equity Fund, International Research Enhanced Equity Fund and International Value Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Funds also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in

160	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2019 (amounts in thousands):

	Emerging Economies Fund		Emerging Markets Equity Fund		Emerging Markets Research Enhanced Equity Fund		Europe Dynamic Fund		Global Research Enhanced Index Fund	International Advantage Fund	International Hedged Equity Fund		International Research Enhanced Equity Fund	International Value Fund
Futures Contracts—Equity:
Average Notional Balance Long	$42,814	(a)	$1,960	(a)	$2,630	(b)	$14,197	(c)	$56,422	$39,596	$1,302	(d)	$104,423	$12,540	(e)
Ending Notional Balance Long	—		—		1,889		—		7,374	55,259	1,946		171,765	13,180

(a)	For the period January 1, 2019 through January 31, 2019.
(b)	For the period December 11, 2018 through April 30, 2019.
(c)	For the period November 1, 2018 through March 31, 2019.
(d)	For the period March 15, 2019 through April 30, 2019.
(e)	For the period January 1, 2019 through April 30, 2019.

(3). Forward Foreign Currency Exchange Contracts — International Equity Income Fund and International Unconstrained Equity Fund may be exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

The table below discloses the volume of the Funds’ forward foreign currency exchange contracts activity during the six months ended April 30, 2019 (amounts in thousands):

	International Equity Income Fund	International Unconstrained Equity Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$42,454	$54,509	(a)
Average Settlement Value Sold	39,781	26,478	(a)
Ending Settlement Value Purchased	26,903	—
Ending Settlement Value Sold	24,960	—

(a)	For the period February 1, 2019 through February 28, 2019.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	161

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

(4). Summary of Derivatives Information — The following tables present the value of derivatives held as of April 30, 2019, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Research Enhanced Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$41

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Global Research Enhanced Index Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$154

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

International Advantage Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$2,348

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

International Equity Income Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$57

Gross Liabilities:
Foreign exchange contracts	Payables	$(244)

International Hedged Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Options	Futures Contracts (a)	Total
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$115	$17	$132

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(467)	$(1)	$(468)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

International Research Enhanced Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$2,666

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

162	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

International Value Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$320

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2019, by primary underlying risk exposure (amounts in thousands):

Emerging Economies Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$1,803

Emerging Markets Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$2,644

Emerging Markets Research Enhanced Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$3,261

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$41

Europe Dynamic Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$187

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(201)

Global Research Enhanced Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(1,118)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(774)

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	163

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

International Advantage Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(663)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$3,200

International Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$603

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(513)

International Hedged Equity Fund

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Options	Futures Contracts	Total
Equity contracts	$(344)	$16	$(328)

International Research Enhanced Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$4,121

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$4,817

International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(711)

International Value Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$995

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$320

164	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

The Funds’ derivatives contracts held at April 30, 2019 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. Offering and Organization Costs — Total offering costs of approximately $48,000 and $103,000 paid in connection with the offering of shares of Emerging Markets Research Enhanced Equity Fund and International Hedged Equity Fund, respectively, are amortized on a straight line basis over 12 months from the date the fund commenced operations. Costs paid in connection with the organization of Emerging Markets Research Enhanced Equity Fund and International Hedged Equity Fund, if any, were recorded as an expense at the time it commenced operations and are included as part of Professional fees on the Statements of Operations. For the six months ended April 30, 2019, total offering costs amortized were approximately $19,000 and $88,000 for the Emerging Markets Research Enhanced Equity Fund and International Hedged Equity Fund, respectively.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend. Certain Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended April 30, 2019 are as follows (amounts in thousands):

	Class A	Class C		Class I		Class L	Class R2		Class R3		Class R4		Class R5		Class R6		Total
Emerging Economies Fund
Transfer agency fees	$11	$—	(a)	$3		n/a	n/a		n/a		n/a		$—	(a)	$6		$20
Emerging Markets Equity Fund
Transfer agency fees	28	4		24		$9	$—	(a)	$—	(a)	$—	(a)	1		15		81
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a		—	(a)	n/a	n/a		n/a		n/a		n/a		1		1
Europe Dynamic Fund
Transfer agency fees	11	1		3		2	n/a		n/a		n/a		n/a		—	(a)	17
Global Research Enhanced Index Fund
Transfer agency fees	n/a	n/a		2		n/a	n/a		n/a		n/a		n/a		25		27
International Advantage Fund
Transfer agency fees	10	—	(a)	1		n/a	35		n/a		n/a		n/a		11		57
International Equity Fund
Transfer agency fees	21	2		3		n/a	1		n/a		n/a		—	(a)	13		40
International Equity Income Fund
Transfer agency fees	2	2		7		n/a	1		n/a		n/a		—	(a)	—	(a)	12
International Hedged Equity Fund
Transfer agency fees	—	—	(a)	—	(a)	n/a	n/a		n/a		n/a		—	(a)	—	(a)	—	(a)

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	165

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

	Class A	Class C	Class I	Class L		Class R2	Class R3	Class R4	Class R5		Class R6		Total
International Research Enhanced Equity Fund
Transfer agency fees	$28	n/a	$2	n/a		n/a	n/a	n/a	n/a		$18		$48
International Unconstrained Equity Fund
Transfer agency fees	5	$2	8	n/a		$1	n/a	n/a	$2		—	(a)	18
International Value Fund
Transfer agency fees	9	1	2	$—	(a)	1	n/a	n/a	—	(a)	—	(a)	13

(a)	Amount rounds to less than one thousand.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2019, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

L. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid annually, except for International Equity Income Fund, which are declared and generally paid monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets.

The annual rate for each Fund is as follows:

Emerging Economies Fund	0.85%
Emerging Markets Equity Fund	0.85
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.65
Global Research Enhanced Index Fund	0.20
International Advantage Fund	0.60
International Equity Fund	0.60	(1)
International Equity Income Fund	0.70
International Hedged Equity Fund	0.25
International Research Enhanced Equity Fund	0.20
International Unconstrained Equity Fund	0.65	(1)
International Value Fund	0.60

(1)	Prior to March 1, 2019, the Investment Advisory fee was accrued daily and paid monthly at an annual rate of 0.70% on each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, effective January 1, 2019, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. Prior to January 1, 2019, the Administrator received a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in

166	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

excess of $25 billion of all such funds. For the six months ended April 30, 2019, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trusts’ principal underwriter and promotes and arranges for the sale of each Fund’s shares. The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Emerging Economies Fund	0.25%	0.75%	n/a	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50%	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Advantage Fund	0.25	0.75	0.50	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Equity Income Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
International Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
International Unconstrained Equity Fund	0.25	0.75	0.50	n/a
International Value Fund	0.25	0.75	0.50	n/a

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2019, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge		CDSC
Emerging Economies Fund	$1		$—
Emerging Markets Equity Fund	39		—	(a)
Europe Dynamic Fund	1		—
International Advantage Fund	1		—
International Equity Fund	44		—
International Equity Income Fund	2		—	(a)
International Research Enhanced Equity Fund	—	(a)	—
International Unconstrained Equity Fund	21		—	(a)
International Value Fund	18		—

(a)	Amount rounds to less than one thousand.

D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Emerging Economies Fund	0.25%	0.25%	0.25%	n/a	n/a	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10%	0.25%	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
Global Research Enhanced Index Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
International Advantage Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Equity Income Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
International Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
International Unconstrained Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Value Fund	0.25	0.25	0.25	0.10	0.25	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	167

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included as Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I		Class L		Class R2	Class R3	Class R4	Class R5	Class R6
Emerging Economies Fund	1.14%	1.64%	0.89%		n/a		n/a	n/a	n/a	0.79%	0.69%
Emerging Markets Equity Fund	1.24	1.74	0.99		0.95%		1.54%	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	(1)	n/a		n/a	n/a	n/a	n/a	0.35	(1)
Europe Dynamic Fund	1.24	1.74	0.99		n/a	(2)	n/a	n/a	n/a	n/a	0.84	(3)
Global Research Enhanced Index Fund	n/a	n/a	0.34		n/a		n/a	n/a	n/a	n/a	0.25
International Advantage Fund(4)	0.95	1.45	0.70		n/a		1.25	n/a	n/a	n/a	0.50
International Equity Fund	0.95	1.45	0.70		n/a		1.25	n/a	n/a	0.60	0.50
International Equity Income Fund	0.95	1.45	0.70		n/a		1.25	n/a	n/a	0.60	0.50
International Hedged Equity Fund(5)	0.85	1.35	0.60		n/a		n/a	n/a	n/a	0.45	0.35
International Research Enhanced Equity Fund	0.60	n/a	0.35		n/a		n/a	n/a	n/a	n/a	0.25
International Unconstrained Equity Fund	1.00	1.50	0.75		n/a		1.30	n/a	n/a	0.65	0.55
International Value Fund	1.00	1.50	0.75		n/a	(6)	1.30	n/a	n/a	0.65	0.55

(1)	The contractual expense percentages in the table above are in place until at least December 31, 2019.
(2)	Effective March 1, 2019, the contractual expense limitation for Class L Shares expired. Prior to March 1, 2019, the contractual expense limitation was 1.00% for Class L Shares.
(3)	The contractual expense percentage in the table above is in place until September 30, 2019.
(4)	Prior to March 1, 2019, the contractual expense limitations were 1.00%, 1.50%, 0.75%, 1.30% and 0.55% for Class A, Class C, Class I, Class R2 and Class R6 Shares, respectively.
(5)	The contractual expense percentages in the table above are in place until at least January 31, 2020.
(6)	Effective March 1, 2019, the contractual expense limitation for Class L Shares expired. Prior to March 1, 2019, the contractual expense limitation was 0.95% for Class L Shares.

Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2019 and are in place until February 29, 2020.

For the six months ended April 30, 2019, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees		Total	Contractual Reimbursements
Emerging Economies Fund	$1,919	$572	$19		$2,510	$6
Emerging Markets Equity Fund	3,418	1,910	387		5,715	15
Emerging Markets Research Enhanced Equity Fund	39	25	2		66	59
Europe Dynamic Fund	—	—	95		95	—
Global Research Enhanced Index Fund	749	499	315		1,563	—
International Advantage Fund	1,787	1,124	99		3,010	—
International Equity Fund	4,028	1,630	134		5,792	—
International Equity Income Fund	297	50	40		387	—	(a)
International Hedged Equity Fund	15	5	—	(a)	20	25
International Research Enhanced Equity Fund	761	507	293		1,561	—
International Unconstrained Equity Fund	512	177	85		774	—	(a)
International Value Fund	328	170	79		577	—	(a)

(a)	Amount rounds to less than one thousand.

168	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2019 were as follows (amounts in thousands):

Emerging Economies Fund	$22
Emerging Markets Equity Fund	56
Emerging Markets Research Enhanced Equity Fund	5
Europe Dynamic Fund	22
Global Research Enhanced Index Fund	27
International Advantage Fund	60
International Equity Fund	87
International Equity Income Fund	1
International Hedged Equity Fund	—	(a)
International Research Enhanced Equity Fund	78
International Unconstrained Equity Fund	6
International Value Fund	6

(a)	Amount rounds to less than one thousand.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2019, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Economies Fund	$489,057	$761,848
Emerging Markets Equity Fund	911,247	697,676
Emerging Markets Research Enhanced Equity Fund	384,234	31,173
Europe Dynamic Fund	223,277	374,921
Global Research Enhanced Index Fund	772,941	2,267,493
International Advantage Fund	1,138,823	1,154,680
International Equity Fund	648,803	720,951
International Equity Income Fund	28,974	46,259
International Hedged Equity Fund	49,234	635
International Research Enhanced Equity Fund	250,586	708,435
International Unconstrained Equity Fund	141,921	167,572
International Value Fund	114,098	216,896

During the six months ended April 30, 2019, there were no purchases or sales of U.S. Government securities.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2019 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Economies Fund	$1,217,161	$247,063	$56,407	$190,656
Emerging Markets Equity Fund	4,452,629	1,680,108	137,702	1,542,406
Emerging Markets Research Enhanced Equity Fund	355,975	24,135	8,662	15,473
Europe Dynamic Fund	600,894	43,512	10,531	32,981
Global Research Enhanced Index Fund	3,387,637	1,380,171	87,354	1,292,817
International Advantage Fund	3,509,151	266,374	155,306	111,068
International Equity Fund	4,067,499	911,433	90,301	821,132
International Equity Income Fund	122,861	14,677	4,638	10,039
International Hedged Equity Fund	49,995	1,625	1,237	388
International Research Enhanced Equity Fund	4,705,610	435,666	341,449	94,217
International Unconstrained Equity Fund	500,466	64,197	4,270	59,927
International Value Fund	445,536	21,829	31,937	(10,108)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after October 31, 2011, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2018, the following Fund had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains, as follows (amounts in thousands):

	2019	Total
Emerging Economies Fund	$16,730	$16,730

At October 31, 2018, the following Funds had post-enactment net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Economies Fund	$53,938	$—
Emerging Markets Equity Fund	—	127,296
Europe Dynamic Fund	55,473	—
International Advantage Fund	38,065	—
International Research Enhanced Equity Fund	11,458	—
International Unconstrained Equity Fund	27,318	—

During the year ended October 31, 2018, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Emerging Economies Fund	$9,653	$—
Europe Dynamic Fund	—	5,930
Global Research Enhanced Index Fund	52,424	45,268
International Equity Fund	7,844	43,809
International Equity Income Fund	9,533	—
International Unconstrained Equity Fund	—	1,307
International Value Fund	24,514	—

During the year ended October 31, 2018, the following Fund had expired capital loss carryforwards as follows (amounts in thousands):

2018
International Value Fund	$41,204

170	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 4, 2019.

Interest expense paid as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations. Average borrowings from the Facility during the six months ended April 30, 2019 were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Economies Fund	$23,462	3.14%	26	$53
Emerging Markets Equity Fund	21,582	2.99	26	48
Europe Dynamic Fund	21,938	2.94	4	7
Global Research Enhanced Index Fund	26,142	3.11	39	91
International Equity Income Fund	4,589	3.02	12	5
International Value Fund	5,131	3.05	27	12

The Trusts, along with certain other trusts (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately. Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 14, 2018, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds had no borrowings outstanding from the Credit Facility at April 30, 2019. Average borrowings from the Credit Facility during the six months ended April 30, 2019 were as follows (amounts in thousands, except number of days outstanding):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$12,000	3.38%	1	$1

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2019 (Unaudited) (continued)

As of April 30, 2019, the J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Economies Fund	15.8%	80.1%	—%
Emerging Markets Equity Fund	—	27.6	—
Emerging Markets Research Enhanced Equity Fund	—	—	95.8
Europe Dynamic Fund	44.4	—	—
International Advantage Fund	—	92.0	—
International Equity Fund	—	74.0	—
International Research Enhanced Equity Fund	15.7	64.3	—
International Unconstrained Equity Fund	24.4	—	—

As of April 30, 2019, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of individual shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of individual shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Emerging Economies Fund	5	59.7%	—	—%
Emerging Markets Equity Fund	—	—	1	14.6
Emerging Markets Research Enhanced Equity Fund	6	89.8	—	—
Europe Dynamic Fund	4	57.6	1	11.6
Global Research Enhanced Index Fund	1	86.4	—	—
International Advantage Fund	6	77.0	—	—
International Equity Fund	3	35.7	—	—
International Equity Income Fund	1	16.8	3	56.5
International Hedged Equity Fund	1	99.0	—	—
International Research Enhanced Equity Fund	2	21.8	—	—
International Unconstrained Equity Fund	1	16.5	1	20.4
International Value Fund	—	—	1	62.4

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2019, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

	China	France	India	Japan
Emerging Economies Fund	34.3%	—%	—%	—%
Emerging Markets Equity Fund	30.2	—	16.6	—
Emerging Markets Research Enhanced Equity Fund	33.1	—	—	—
Europe Dynamic Fund	—	15.4	—	—
International Advantage Fund	—	—	—	21.6
International Equity Fund	—	12.9	—	16.9
International Equity Income Fund	—	14.5	—	16.2
International Hedged Equity Fund	—	12.7	—	22.2
International Research Enhanced Equity Fund	—	12.0	—	20.9
International Unconstrained Equity Fund	—	—	—	10.2
International Value Fund	—	—	—	20.8

172	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	South Korea	Switzerland	Taiwan	United Kingdom
Emerging Economies Fund	15.9%	—%	12.8%	—%
Emerging Markets Research Enhanced Equity Fund	13.0	—	10.8	—
Europe Dynamic Fund	—	18.1	—	14.2
International Advantage Fund	—	—	—	13.3
International Equity Fund	—	—	—	15.9
International Equity Income Fund	—	10.6	—	14.6
International Hedged Equity Fund	—	—	—	14.6
International Research Enhanced Equity Fund	—	—	—	13.9
International Unconstrained Equity Fund	—	—	—	19.5
International Value Fund	—	—	—	16.0

As of April 30, 2019, a significant portion of each Fund’s investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

8. New Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects of the fair value disclosure. ASU 2018-13 amendments are the result of a broader disclosure project, FASB Concepts Statement Conceptual Framework for Financial Reporting — Chapter 8: Notes to Financial Statements, to improve the effectiveness of the fair value disclosure requirements. ASU 2018-13 is effective for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019; early adoption is permitted. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect to the Funds’ net assets or results of operation.

9. Subsequent Events

At their meeting in May 2019, the Board of Trustees of JPM I approved the liquidation of the JPMorgan International Equity Fund which is expected to occur on or around July 8, 2019.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	173

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2018, and continued to hold your shares at the end of the reporting period, April 30, 2019.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Emerging Economies Fund
Class A
Actual*	$1,000.00	$1,101.30	$5.94	1.14%
Hypothetical*	1,000.00	1,019.14	5.71	1.14
Class C
Actual*	1,000.00	1,098.90	8.53	1.64
Hypothetical*	1,000.00	1,016.66	8.20	1.64
Class I
Actual*	1,000.00	1,102.40	4.64	0.89
Hypothetical*	1,000.00	1,020.38	4.46	0.89
Class R5
Actual*	1,000.00	1,103.50	4.12	0.79
Hypothetical*	1,000.00	1,020.88	3.96	0.79
Class R6
Actual*	1,000.00	1,103.40	3.60	0.69
Hypothetical*	1,000.00	1,021.37	3.46	0.69

JPMorgan Emerging Markets Equity Fund
Class A
Actual*	1,000.00	1,231.90	6.86	1.24
Hypothetical*	1,000.00	1,018.65	6.21	1.24
Class C
Actual*	1,000.00	1,229.10	9.62	1.74
Hypothetical*	1,000.00	1,016.17	8.70	1.74
Class I
Actual*	1,000.00	1,233.30	5.48	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99
Class L
Actual*	1,000.00	1,234.30	4.93	0.89
Hypothetical*	1,000.00	1,020.38	4.46	0.89

174	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Emerging Markets Equity Fund (continued)
Class R2
Actual*	$1,000.00	$1,229.90	$8.51	1.54%
Hypothetical*	1,000.00	1,017.16	7.70	1.54
Class R3
Actual*	1,000.00	1,231.60	7.14	1.29
Hypothetical*	1,000.00	1,018.40	6.46	1.29
Class R4
Actual*	1,000.00	1,232.90	5.76	1.04
Hypothetical*	1,000.00	1,019.64	5.21	1.04
Class R5
Actual*	1,000.00	1,234.10	4.93	0.89
Hypothetical*	1,000.00	1,020.38	4.46	0.89
Class R6
Actual*	1,000.00	1,235.00	4.38	0.79
Hypothetical*	1,000.00	1,020.88	3.96	0.79

JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Actual**	1,000.00	1,044.40	1.11	0.44
Hypothetical*	1,000.00	1,022.61	2.21	0.44
Class R6
Actual***	1,000.00	1,136.00	1.39	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34

JPMorgan Europe Dynamic Fund
Class A
Actual*	1,000.00	1,060.00	6.33	1.24
Hypothetical*	1,000.00	1,018.65	6.21	1.24
Class C
Actual*	1,000.00	1,057.40	8.88	1.74
Hypothetical*	1,000.00	1,016.17	8.70	1.74
Class I
Actual*	1,000.00	1,061.10	5.06	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99
Class L
Actual*	1,000.00	1,061.60	4.60	0.90
Hypothetical*	1,000.00	1,020.33	4.51	0.90
Class R6
Actual*	1,000.00	1,062.10	4.09	0.80
Hypothetical*	1,000.00	1,020.83	4.01	0.80

JPMorgan Global Research Enhanced Index Fund
Class I
Actual*	1,000.00	1,096.30	1.77	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34
Class R6
Actual*	1,000.00	1,096.60	1.30	0.25
Hypothetical*	1,000.00	1,023.55	1.25	0.25

JPMorgan International Advantage Fund
Class A
Actual*	1,000.00	1,036.70	4.95	0.98
Hypothetical*	1,000.00	1,019.93	4.91	0.98
Class C
Actual*	1,000.00	1,034.10	7.46	1.48
Hypothetical*	1,000.00	1,017.46	7.40	1.48

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	175

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan International Advantage Fund (continued)
Class I
Actual*	$1,000.00	$1,037.90	$3.69	0.73%
Hypothetical*	1,000.00	1,021.17	3.66	0.73
Class R2
Actual*	1,000.00	1,035.10	6.46	1.28
Hypothetical*	1,000.00	1,018.45	6.41	1.28
Class R6
Actual*	1,000.00	1,039.10	2.68	0.53
Hypothetical*	1,000.00	1,022.17	2.66	0.53

JPMorgan International Equity Fund
Class A
Actual*	1,000.00	1,106.80	4.96	0.95
Hypothetical*	1,000.00	1,020.08	4.76	0.95
Class C
Actual*	1,000.00	1,104.70	7.57	1.45
Hypothetical*	1,000.00	1,017.60	7.25	1.45
Class I
Actual*	1,000.00	1,108.20	3.66	0.70
Hypothetical*	1,000.00	1,021.32	3.51	0.70
Class R2
Actual*	1,000.00	1,105.10	6.52	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class R5
Actual*	1,000.00	1,109.30	3.14	0.60
Hypothetical*	1,000.00	1,021.82	3.01	0.60
Class R6
Actual*	1,000.00	1,109.90	2.62	0.50
Hypothetical*	1,000.00	1,022.32	2.51	0.50

JPMorgan International Equity Income Fund
Class A
Actual*	1,000.00	1,093.00	4.98	0.96
Hypothetical*	1,000.00	1,020.03	4.81	0.96
Class C
Actual*	1,000.00	1,090.40	7.57	1.46
Hypothetical*	1,000.00	1,017.55	7.30	1.46
Class I
Actual*	1,000.00	1,094.80	3.69	0.71
Hypothetical*	1,000.00	1,021.27	3.56	0.71
Class R2
Actual*	1,000.00	1,091.80	6.54	1.26
Hypothetical*	1,000.00	1,018.55	6.31	1.26
Class R5
Actual*	1,000.00	1,094.50	3.17	0.61
Hypothetical*	1,000.00	1,021.77	3.06	0.61
Class R6
Actual*	1,000.00	1,095.90	2.65	0.51
Hypothetical*	1,000.00	1,022.27	2.56	0.51

JPMorgan International Hedged Equity Fund
Class A
Actual****	1,000.00	1,014.70	1.06	0.87
Hypothetical*	1,000.00	1,020.48	4.36	0.87

176	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan International Hedged Equity Fund (continued)
Class C
Actual****	$1,000.00	$1,014.00	$1.64	1.35%
Hypothetical*	1,000.00	1,018.10	6.76	1.35
Class I
Actual****	1,000.00	1,015.30	0.73	0.60
Hypothetical*	1,000.00	1,021.82	3.01	0.60
Class R5
Actual****	1,000.00	1,015.30	0.55	0.45
Hypothetical*	1,000.00	1,022.56	2.26	0.45
Class R6
Actual****	1,000.00	1,015.30	0.41	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34

JPMorgan International Research Enhanced Equity Fund
Class A
Actual*	1,000.00	1,075.50	3.09	0.60
Hypothetical*	1,000.00	1,021.82	3.01	0.60
Class I
Actual*	1,000.00	1,076.70	1.80	0.35
Hypothetical*	1,000.00	1,023.06	1.76	0.35
Class R6
Actual*	1,000.00	1,077.20	1.29	0.25
Hypothetical*	1,000.00	1,023.55	1.25	0.25

JPMorgan International Unconstrained Equity Fund
Class A
Actual*	1,000.00	1,151.70	5.34	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00
Class C
Actual*	1,000.00	1,148.50	7.99	1.50
Hypothetical*	1,000.00	1,017.36	7.50	1.50
Class I
Actual*	1,000.00	1,152.40	4.00	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Class R2
Actual*	1,000.00	1,149.70	6.93	1.30
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class R5
Actual*	1,000.00	1,153.20	3.47	0.65
Hypothetical*	1,000.00	1,021.57	3.26	0.65
Class R6
Actual*	1,000.00	1,154.60	2.94	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55

JPMorgan International Value Fund
Class A
Actual*	1,000.00	1,031.40	5.09	1.01
Hypothetical*	1,000.00	1,019.79	5.06	1.01
Class C
Actual*	1,000.00	1,029.40	7.60	1.51
Hypothetical*	1,000.00	1,017.31	7.55	1.51
Class I
Actual*	1,000.00	1,033.00	3.83	0.76
Hypothetical*	1,000.00	1,021.03	3.81	0.76

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	177

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan International Value Fund (continued)
Class L
Actual*	$1,000.00	$1,033.50	$3.33	0.66%
Hypothetical*	1,000.00	1,021.52	3.31	0.66
Class R2
Actual*	1,000.00	1,030.20	6.54	1.30
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class R5
Actual*	1,000.00	1,033.10	3.33	0.66
Hypothetical*	1,000.00	1,021.52	3.31	0.66
Class R6
Actual*	1,000.00	1,034.10	2.77	0.55
Hypothetical*	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**

Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the actual period). Commencement of operations was January 30, 2019.

***

Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 140/365 (to reflect the actual period). Commencement of operations was December 11, 2018.

****

Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 44/365 (to reflect the actual period). Commencement of operations was March 15, 2019.

178	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their August 2018 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreements (each, a “New Advisory Agreement and collectively, the “New Advisory Agreements”) for the Funds.

In connection with the approval of the New Advisory Agreements, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreements, the Trustees reviewed the New Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreements. The Trustees also discussed the proposed New Advisory Agreements in an executive session with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each New Advisory Agreement is provided below.

The Trustees considered information provided with respect to the Funds and the approval of the New Advisory Agreements. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. After considering and weighing the factors and information they had received, the Trustees found that the proposed compensation to be received by the Adviser from each Fund under the applicable New Advisory Agreement was fair and reasonable under the circumstances and determined that the initial approval of each New Advisory Agreement was in the best interests of each Fund and its potential shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreements, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex, and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention to be given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Trustees also considered the investment strategy and investment process for each Fund, and the infrastructure supporting the portfolio management team, including personnel changes. In addition, the Trustees considered information about the structure and distribution strategy of each Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser.

The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser, in its role as administrator, will earn fees from the Funds for providing shareholder and administrative services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

APRIL 30, 2019	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	179

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that each Fund has implemented fee waivers and contractual expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception and that the proposed fees are competitive with peer funds. The Trustees also considered that the Adviser has added or enhanced services to the J.P. Morgan Funds complex over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), attraction and retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at a competitive level. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Investment Performance

The Trustees considered each Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate that will be paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”) concerning management fee rates paid by other funds in the same Broadridge/Lipper category as each Fund. The Trustees recognized that Broadridge/Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for each Fund. The Trustees considered the projected Fee Caps proposed for each Fund, and the net advisory fee rates after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Funds’ estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering all of the factors identified above, in light of the information, the Trustees concluded that the advisory fees were satisfactory.

180	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2019

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Form N-PORT and Form N-Q are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectuses and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2019. All rights reserved. April 2019.	SAN-INTEQ-419

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 2, 2019